AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 28, 2006
Registration Nos.  2-92633
811-04087

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]
Post-Effective Amendment No.56    [X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
Amendment No. 59  [X]

EXETER FUND, INC.
_________________________________________________
(Exact name of registrant as specified in charter)

290 Woodcliff Drive
Fairport, NY 14450
_________________________________________________
(Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Number, Including Area Code)

(585) 325-6880

B. Reuben Auspitz
c/o Exeter Fund, Inc.
290 Woodcliff Drive
Fairport, NY 14450

(Name and Address of Agent for Service)
Copies to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius, LLP
1701 Market St.
Philadelphia, PA 19103

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ X / on May 1, 2006 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)
/ / on [date] pursuant to paragraph (a) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

Prospectus
May 1, 2006
Exeter Fund, Inc.
Small Cap Series
Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company, generally, as a company whose market capitalization is in the range of those companies included in the Russell 2500® Index as of its most recent reconstitution, which occurs June 30 each year. Currently, these companies include issuers with market capitalizations of less than $5.2 billion, but this figure will be adjusted (up or down) to reflect the most recent reconstitution of the Index. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

· U.S. and/or foreign stock markets go down.
· Small company stocks go down in value or underperform larger company stocks.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:

· The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small companies may be less marketable than the stocks of larger companies.
· Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Russell 2000® Index, an unmanaged index of small company stocks.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE SMALL CAP SERIES FOR 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1996, 10.06%; 1997, 12.20%; 1998, -13.59%; 1999, 9.87%; 2000, 9.43%; 2001, 22.05%; 2002, -17.15%; 2003, 37.82%; 2004, 19.81 and 2005, 14.11%]

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	10 Years	Since Current Activation on 4/30/92
Return Before Taxes	14.11%	13.76%	9.35%	10.73%
Return After Taxes on Distributions	9.82%	11.92%	7.17%	8.39%
Return After Taxes on Distributions and Sale of Series Shares	13.17%	11.34%	6.99%	8.18%
S&P 500 Index	4.91%	0.54%	9.07%	10.51%
Russell 2000® Index	4.55%	8.22%	9.26%	10.97%

Quarterly Returns

Highest: 21.62% in 2nd quarter 1997
Lowest: -27.96% in 3rd quarter 1998

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Small Cap Series - Class A Shares
Shareholder fees (paid directly from your investment)
Redemption fees	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.19%
Total annual fund operating expenses	1.19%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:
After 1 Year	After 3 Years	After 5 Years	After 10 Years
$121	$378	$654	$1,443

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments
Equity Securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded or over-the-counter (OTC) common stocks.

Foreign Securities The Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers.

More Information About Principal Risks
Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, the Series will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series' Investment Policy and Goal
The investment policy of the Small Cap Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series will notify its shareholders at least sixty days prior to any change in its investment policy.

The Series' Board of Directors may change the Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series will notify its shareholders at least thirty days prior to any change in its investment goal. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member Small Cap Series Research Team and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Portfolio Managers (continued)

Name and Title	Jason P. Lisiak, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 2001. Member of Small Cap Series Research Team since 2004.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992.

Name and Title	Walter B. Stackow, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2002. Current position held since 2002. Member of Small Cap Series Research Team since 2004. Previous position held in the last five years: Equity Analyst, Henssler & Associates, 1998-2002.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

Name and Title	Jeffrey M. Tyburski, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 2002. Member of Small Cap Series Research Team since 2004. Previous positions held in the last five years: Research Associate, 1999-2002.

Portfolio Managers (continued)

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding 1.22% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. The Advisor received its full management fee for the fiscal year ended December 31, 2005. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreement is available in the Series' annual report dated December 31, 2005, which covers the period January 1, 2005 through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Class A shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares
The initial minimum investment for the Series is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

· Send a check payable to Exeter Fund, Inc. with the completed original account application.

The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail
· Send a letter of instruction to Exeter Fund, Inc. at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
· State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

A fund that invests in small cap securities, which often trade in lower volumes and may be less liquid than securities of larger companies, may be more susceptible to the risks posed by frequent trading because changes to the Series' portfolio holdings in response to frequent trading may impact the market prices of the small cap securities held by the Series. Like all mutual funds that invest in small cap securities, the Small Cap Series may be susceptible to these risks.

In addition, because the Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the

Excessive Trading (continued)
value of the Series' shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Series' shares if the prices of the Series' foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Exeter Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pays dividends once a year, in December.
· Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Series' Class A Shares for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

Small Cap Series Class A Shares
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$15.01	$13.12	$9.52	$11.49	$10.57
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.07)	(0.04)	(0.03)	_2
Net realized and unrealized gain (loss) on investments	2.20	2.66	3.64	(1.94)	2.26
Total from investment operations	2.13	2.59	3.60	(1.97)	2.26
Less distributions to shareholders:
From net investment income	_	_	_	_	(1.34)
From net realized gain on investments	(3.48)	(0.70)	_	_	__
Total distributions to shareholders	(3.48)	(0.70)	_	_	(1.34)
Net asset value - End of year	$13.66	$15.01	$13.12	$9.52	$11.49
Total return[1]	14.11%	19.81%	37.82%	(17.15)%	(22.05)%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.19%	1.22%	1.22%	1.24%	1.19%
Net investment income (loss)	(0.51%)	(0.54%)	(0.39%)	(0.28%)	0.01%
Portfolio turnover	55%	61%	42%	70%	88%
Net assets - End of year (000's omitted)	$154,416	$169,438	$139,909	$95,772	$108,525

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
N/A  0.01%  0.01%  N/A  N/A

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.
2Less than $0.01 per share.

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Exeter Fund, Inc.®

Exeter Fund, Inc.
Small Cap Series - Class A Shares

Ticker: MNSMX
Fund Code: 111

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

· You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund_asp.
· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.
Small Cap Series
Class B, C, D and E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company, generally, as a company whose market capitalization is in the range of those companies included in the Russell 2500® Index as of its most recent reconstitution, which occurs June 30 each year. Currently, these companies include issuers with market capitalizations of less than $5.2 billion, but this figure will be adjusted (up or down) to reflect the most recent reconstitution of the Index. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

· U.S. and/or foreign stock markets go down.
· Small company stocks go down in value or underperform larger company stocks.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:

· The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small companies may be less marketable than the stocks of larger companies.
· Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, C, D or E shares were outstanding during the past year. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A Shares are not offered in this prospectus. Because the Class B, C, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, C, D and E shares have higher expenses.

The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Russell 2000® Index, an unmanaged index of small company stocks.

Small Cap Series-Class A Shares
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE SMALL CAP SERIES FOR 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1996, 10.06%; 1997, 12.20%; 1998, -13.59%; 1999, 9.87%; 2000, 9.43%; 2001, 22.05%; 2002, -17.15%; 2003, 37.82%; 2004, 19.81 and 2005, 14.11%]

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	10 Years	Since Current Activation on 4/30/92
Return Before Taxes	14.11%	13.76%	9.35%	10.73%
Return After Taxes on Distributions	9.82%	11.92%	7.17%	8.39%
Return After Taxes on Distributions and Sale of Series Shares	13.17%	11.34%	6.99%	8.18%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	4.91%	0.54%	9.07%	10.51%
Russell 2000® Index	4.55%	8.22%	9.26%	10.97%

Quarterly Returns

Highest: 21.62% in 2nd quarter 1997
Lowest: -27.96% in 3rd quarter 1998

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

	Small Cap Series
	Class B	Class C	Class D	Class E

Shareholder fees (paid directly from your investment)
Redemption Fee[1]	None	None	None	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%	1.00%	1.00%	1.00%
Distribution and service (Rule 12b-1) fees	1.00%	0.75%	0.50%	0.25%
Other expenses	0.19%	0.19%	0.19%	0.19%
Total annual fund operating expenses	2.19%	1.94%	1.69%	1.44%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:
	CLASS B	CLASS C	CLASS D	CLASS E
1 YEAR	$222	$197	$172	$147
3 YEARS	$685	$609	$533	$456
5 YEARS	$1,175	$1,047	$918	$787
10 YEARS	$2,524	$2,264	$1,998	$1,724

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments
Equity Securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded or over-the-counter (OTC) common stocks.

Foreign Securities The Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers.

More Information About Principal Risks
Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, the Series will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series' Investment Policy and Goal
The investment policy of the Small Cap Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series will notify its shareholders at least sixty days prior to any change in its investment policy.

The Series' Board of Directors may change the Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series will notify its shareholders at least thirty days prior to any change in its investment goal. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member Small Cap Series Research Team and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Portfolio Managers (continued)

Name and Title	Jason P. Lisiak, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 2001. Member of Small Cap Series Research Team since 2004.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992.

Name and Title	Walter B. Stackow, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2002. Current position held since 2002. Member of Small Cap Series Research Team since 2004. Previous position held in the last five years: Equity Analyst, Henssler & Associates, 1998-2002.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

Name and Title	Jeffrey M. Tyburski, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 2002. Member of Small Cap Series Research Team since 2004. Previous positions held in the last five years: Research Associate, 1999-2002.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding 1.22% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. The Advisor received its full management fee for the fiscal year ended December 31, 2005. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreement is available in the Series’ Class A Shares annual report dated December, 31, 2005, which covers the period January 1, 2005 through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class B, C, D and E shares are offered only through a financial intermediary. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class C shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Investors may be charged a fee if they effect transactions through a broker or agent.

Distribution Plans

The Fund has adopted Rule 12b-1 distribution plans for the Class B, C, D and E shares of the Series. Under the Plans, the Class B, C, D and E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to: 1.00%, 0.75%, 0.50%, and 0.25%, respectively. These fees are paid out of the Series' assets on an ongoing basis and over time may cost you more than other types of sales charges.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares
Class B, C, D and E shares are available only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

Through the Fund

If your financial intermediary provides account maintenance services, contact your financial intermediary to purchase shares. If not:

By Mail

Opening an account

· Send a check payable to Exeter Fund, Inc. with the completed original account application.

The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

Through the Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

Through the Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to redeem shares. If not:

By Mail
· Send a letter of instruction to Exeter Fund, Inc. at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
· State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

A series that invests in small cap securities, which often trade in lower volumes and may be less liquid than securities of larger companies, may be more susceptible to the risks posed by frequent trading because changes to the series' portfolio holdings in response to frequent trading may impact the market prices of the small cap securities held by the series.

In addition, because the Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the

Excessive Trading (continued)
value of the Series' shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Series' shares if the prices of the Series' foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the NAV per share of the Series. The NAV is calculated separately for each class of shares. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Exeter Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pays dividends once a year, in December.
· Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

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Exeter Fund, Inc.®

Exeter Fund, Inc.
Small Cap Series - Class B, C, D, and E Shares

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

· You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund_asp.
· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.
Life Sciences Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies involved in the life sciences industry. Examples of the companies in which the Series may invest include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies, health care services, and environmental services. The Series may invest in U.S. and foreign stocks, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may purchase shares of exchange traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the life sciences industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the life sciences industry by a governmental authority, index provider, rating agency or similar third party. The Series may invest in stocks of small, large, or mid-size companies.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a "bottom-up" strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· U.S. and/or foreign stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in life sciences or related industries. These risks include the following:
· The stocks of life science-related companies may underperform other sectors or the market as a whole.
· The stocks of life science-related companies may experience greater price volatility than other types of common stocks.
· Life science-related stocks may be particularly sensitive to changes in the regulatory and economic environment.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

Principal Risks of Investing in the Series (continued)
· The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
· Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series' performance and increase the likelihood of capital gain distributions.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its most recent activation. The Series was previously active from October 7, 1992 to September 21, 1995. The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 Total Return Index (S&P 500), an unmanaged index of common stocks, and the S&P 500 Health Care Index, a sub-index of the S&P 500 that includes the stocks of companies involved in the business of health care related products and services.
Life Sciences Series
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE LIFE SCIENCES SERIES FOR 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: : 2000, 87.31%; 2001, 11.70%; 2002, -17.93%; 2003, 29.39%; 2004, 3.03%; and 2005, 14.16%]

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	Since Current Activation on 11/5/99
Return Before Taxes	14.16%	6.89%	18.36%
Return After Taxes on Distributions	11.52%	4.77%	13.46%
Return After Taxes on Distributions and Sale of Series Shares	10.91%	4.84%	13.15%
Index: (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	4.91%	0.54%	0.05%
S&P 500 Health Care Index	6.46%	-2.30%	1.50%
Quarterly Returns
Highest: 31.55% in 3rd quarter 2000
Lowest: -12.53% in 2nd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Life Sciences Series
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.17%
Total annual fund operating expenses	1.17%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$119	$372	$644	$1,420

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments
Equity Securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded or over-the-counter (OTC) common stocks.

Foreign Securities The Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers.

Exchange Traded Funds ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About Principal Risks
Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Currency Risk Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Exchange Traded Funds Risks ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series' Investment Strategy and Goal
The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its assets in companies involved in the life sciences industry. The Series will notify its shareholders at least sixty days prior to any change in its investment strategy.

The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member Life Sciences Series Research Team and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., FA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Eric L. Daniels, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2003. Current position held since 2003. Member of Life Sciences Series Research Team since 2003. Previous position held in the last five years: Vice President, JP Morgan Securities, 2000-2003.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Portfolio Managers (continued)

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002. Member of Life Sciences Research Team since 2000.

Name and Title	Brian W. Lester, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 2001. Member of Life Sciences Series Research Team since 2002.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.18% of the Series' average daily net assets. The Advisor may change or eliminate part or all of its voluntary waiver at any time. The Advisor received its full management fee for the fiscal year ended December 31, 2005. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreement is available in the Series' annual report dated December 31, 2005, which covers the period January 1, 2005 through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares
The initial minimum investment for the Series is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account
· Send a check payable to Exeter Fund, Inc. with the completed original account application.

The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 11, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 11, signed by each registered account owner.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 11 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the value of the Series' shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may

Excessive Trading (continued)
dilute the value of the Series' shares if the prices of the Series' foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

Valuation of Shares (continued)
The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Exeter Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pays dividends once a year, in December.
· Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

Life Sciences Series
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$11.89	$11.96	$9.35	$12.52	$12.69
Income (loss) from investment operations:
Net investment loss	(0.04)	(0.07)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	1.71	0.43	2.76	(2.23)	1.47
Total from investment operations	1.67	0.36	2.74	(2.25)	1.43
Less distributions to shareholders:
From net investment income	_	_	_	_[2]	(0.05)
From net realized gain on investments	(1.46)	(0.43)	(0.13)	(0.92)	(1.55)
Total distributions to shareholders	(1.46)	(0.43)	(0.13)	(0.92)	(1.60)
Net asset value - End of year	$12.10	$11.89	$11.96	$9.35	$12.52
Total return[1]	14.16%	3.03%	29.39%	(17.93)%	11.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.17%	1.18%	1.18%	1.20%	1.14%
Net investment loss	(0.32%)	(0.62%)	(0.19%)	(0.25%)	(0.36%)
Portfolio turnover	110%	109%	86%	76%	120%
Net assets - End of year (000's omitted)	$221,302	$185,487	$164,990	$120,245	$141,039

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
N/A      0.04%      0.01%      N/A      N/A

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.
2Less than $0.01 per share.

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Exeter Fund, Inc.®

Exeter Fund, Inc.
Life Sciences Series

Ticker: EXLSX
Fund Code: 112

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
· You may obtain shareholder reports and the SAI or the other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com/www/exeter_ fund.asp.
· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.
Technology Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in technology-based industries. The companies in which the Series may invest include those directly engaged in technology as well as those that use technological advances extensively in their product development or operations. Examples of these companies include those in the following areas: computer hardware & software, semiconductors, data networking & communications equipment, communication services, electronic equipment & instruments, healthcare information technology, Internet-based software and services, alternative energy products & services, and related suppliers and distributors. In addition to companies involved in the manufacture, sale, and distribution of technology products and services, the Advisor also actively looks to invest in companies that use technology extensively in their operations for competitive advantage, or have a technological edge that allows them to gain market share.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the technology industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the technology industry by a governmental authority, index provider, rating agency or similar third party.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· The U.S. and/or foreign stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in technology-based industries. These risks include the following:
· The stocks of technology-based companies may underperform other sectors or the market as a whole.
· The stocks of technology-based companies may experience greater price volatility than other types of common stocks.
· Technology company stocks may be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

Principal Risks of Investing in the Series (continued)

· Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
· The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
· Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series' performance and increase the likelihood of capital gain distributions.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during periods in which it has been active over the past ten years. The Series was previously active from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index and the S&P 500 Information Technology Index. The S&P 500 is an unmanaged index of common stocks and the S&P 500 Information Technology Index is a sub-index of the S&P 500 that includes the stocks of companies involved in the business of technology related products and services.

Technology Series
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE TECHNOLOGY SERIES FOR 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1996, 20.90%; 1997, n/a*; 1998, n/a*%; 1999, n/a*%; 2000, n/a*%; 2001, -17.46%; 2002, -36.89%; 2003, 99.46%; 2004, 10.08% and 2005, 2.20%]

*The Technology Series was either inactive or not active for a full calendar year; therefore, no performance information has been provided. This includes the current period of activation which commenced on August 8, 2000.

Because the Series has had several periods of activation and deactivation, its performance is not comparable to other mutual funds.

Average Annual Total Returns
(For the periods ended December 31, 2005)
	1 Year	5 Years	Since Current Activation on 8/8/00	10 Years*
Return Before Taxes	2.20%	3.17%	-3.24%	0.19%
Return After Taxes on Distributions	2.20%	3.17%	-3.24%	-1.38%
Return After Taxes on Distributions and Sale of Series Shares	1.43%	2.72%	-2.72%	-0.43%
Indices: (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	4.91%	0.54%	-1.55%	2.39%
S&P 500 Information Technology Index	0.99%	-6.68%	-14.99%	-7.20%

* For the period from 12/31/95 to 12/31/05, but excluding the period April 17, 1997 to August 7, 2000, the period during which the Series was inactive.

Fees and Expenses of the Series

Summary of Past Performance (continued)
Quarterly Return
Highest: 31.63% in 4th quarter 2001
Lowest: -32.68% in 3rd quarter 2001

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Technology Series
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.23%
Total annual fund operating expenses	1.23%
Less fee waivers and expense reimbursements	(0.03)%[2]
Net Expenses	1.20%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2The Advisor has contractually agreed to waive its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least April 30, 2007 and may be extended.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$122*	$387*	$673*	$1,486*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments
Equity Securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded or over-the-counter (OTC) common stocks.

Foreign Securities The Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets.

More Information About Principal Risks
Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Goal
The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies in technology-based industries. The Series will notify its shareholders at least sixty days prior to any change in its investment strategy.

The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member Technology Series Research Team and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004. Member of Technology Series Research Team since 2003.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Portfolio Managers (continued)

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992

Name and Title	Ajay M. Sadarangani, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2001. Current position held since 2004. Member of Technology Series Research Team since 2004. Previous position held in the last five years: Research Associate, 2003-2004, Research Assistant, 2001-2003.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

Name and Title	Jay Welles, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2000. Current position held since 2004. Member of Technology Series Research Team since 2004. Previous positions held in the last five years: Research Associate, 2003-2004; Research Assistant, 2001-2003.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 1.20% of average daily net assets. This contractual waiver will remain in effect at least until April 30, 2007 and may be extended. Due to fee waivers and expense reimbursements, the Advisor received a management fee of 0.97% for the fiscal year ended December 31, 2005. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreement is available in the Series' annual report dated December 31, 2005, which covers the period January 1, 2005 through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares
The initial minimum investment for the Series is $2,000 for direct investors. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account
· Send a check payable to Exeter Fund, Inc. with the completed original account application.
The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 11, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption request must include a Medallion Guarantee.

By Mail
· Send a letter of instruction to Exeter Fund, Inc. at the address on page 11, signed by each registered account owner, exactly as your names appear in the account registration.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 11 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result frequent trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the value of the Series' shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type

Excessive Trading (continued)
of arbitrage may dilute the value of the Series' shares if the prices of the Series' foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

Valuation of Shares (continued)
The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Exeter Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pays dividends once a year, in December.
· Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights
The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

Technology Series

For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$8.19	$7.44	$3.73	$5.91	$7.16
Income (loss) from investment operations:
Net investment loss	(0.03)	(0.04)[1]	(0.03)	(0.03)[1]	(0.03)
Net realized and unrealized gain (loss) on investments	0.21	0.79	3.74	(2.15)	(1.22)
Total from investment operations	0.18	0.75	3.71	(2.18)	(1.25)
Net asset value - End of year	$8.37	$8.19	$7.44	$3.73	$5.91
Total return[2]	2.20%	10.08%	99.46%	(36.89)%	(17.46)%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.48%)	(0.52%)	(0.58%)	(0.71%)	(0.49)%
Portfolio turnover	116%	50%	83%	137%	63%
Net assets - End of year (000's omitted)	$110,656	$63,321	$20,032	$10,178	$53,071

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows: 0.03% 0.16% 0.81% 0.41% 0.11%

1Calculated based on average shares outstanding during the year.
2Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year.

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Exeter Fund, Inc.®

Exeter Fund, Inc.
Technology Series

Ticker: EXTCX
Fund Code: 116

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
· You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter_ fund.asp.

· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.
Financial Services Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services industry. These companies include those directly engaged in providing financial services as well as in industries serving and/or supplying the financial services industry. Examples of the companies in which the Series may invest include those in the following areas: banks, thrift institutions, insurance companies, investment banks, brokerage companies, asset managers, specialty finance companies, real estate investment trusts, and service providers to those companies, such as those that provide distribution support, back office services, software, and information services. The Series may invest in U.S. and foreign companies, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the financial services industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the financial services industry by a governmental authority, index provider, rating agency or similar third-party. The Series may invest in stocks of small, large or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the financial services sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· The U.S. and/or foreign stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the financial services industry. These risks include the following:
· The stocks of financial services companies may underperform other sectors or the market as a whole.
· The stocks of financial services companies may experience greater price volatility than other types of common stocks.
· Financial services stocks may be particularly sensitive to changes in interest rates and other economic events and legislative and regulatory changes, including increased regulatory scrutiny.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
· The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
· Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
This Series had not been active for a full calendar year as of December 31, 2005; therefore, no performance information is provided.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Financial Services Series
Shareholder fees (paid directly from your investment)
Redemption fees	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.36%[2]
Total annual fund operating expenses	1.36%
Less fee waivers and expense reimbursements	(0.16)%[3]
Net Expenses	1.20%

1A wire fee, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses are based on estimated amounts for the current fiscal year.
3The Advisor has contractually agreed to waive its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least April 30, 2007 and may be extended.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years
$122*	$415*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments
Equity Securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded or over-the-counter (OTC) common stocks.

Foreign Securities The Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers.

ETFs The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About Principal Risks
Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Currency Risk As a result of the Series' investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Series will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Goals and Strategies
The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services industry. The Series will notify its shareholders at least sixty days prior to any change in its investment strategy.

The Series' Board of Directors may change the Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member Financial Services Series Research Team and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Portfolio Managers (continued)

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992. Member of Financial Services Series Research Team since 2004.

Name and Title	John D. Mitchell, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2001. Current position held since 2004. Member of Financial Services Series Research Team since 2004. Previous position held in the last five years: Research Associate, 2003-2004, Research Assistant, 2002-2003, Reconciler, 2001-2002.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

Name and Title	Virge J. Trotter, III, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Financial Services Series Research Team since 2004.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until April 30, 2007 and may be extended. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreement is available in the Series' annual report dated December 31, 2005, which covers the period July 1, 2005 (commencement of operations) through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares
The initial minimum investment for the Series is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account
· Send a check payable to Exeter Fund, Inc. with the completed original account application.

The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the value of the Series' shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security

Excessive Trading (continued)
caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Series' shares if the prices of the Series' foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

Valuation of Shares (continued)
The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Exeter Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pays dividends once a year, in December.
· Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights
The financial highlights table is intended to help you understand the Series' financial performance for the period of the Series' operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

Financial Services Series

For the Period 7/1/051 to 12/31/05
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain on investments	0.69
Total from investment operations	0.74
Less distributions to shareholders:
From net investment income	(0.04)
Net asset value - End of period	$10.70
Total return[2]	7.39%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[3]
Net investment income	0.95%[3]
Portfolio turnover	6%
Net assets - End of period (000's omitted)	$49,674

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.16%3.

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Annualized.

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Exeter Fund, Inc.
Financial Services Series

Ticker: EXFSX
Fund Code: 125

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
· You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter_ fund.asp.

· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.
World Opportunities Series
Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies located around the world.

Principal Investment Strategies
The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

· Foreign and/or U.S. stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

· The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
· Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Principal Risks of Investing in the Series (continued)

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) World Index and the Morgan Stanley Capital International (MSCI) All Country World Index ex US.

The MSCI World Index is a market capitalization-weighted index that is designed to measure global developed market equity performance. It has a very small weighting in emerging markets. The MSCI All Country World Index ex US is a free float adjusted market capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets; it excludes the United States. The Indices are denominated in U.S. dollars.

World Opportunities Series - Class A Shares
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR WORLD OPPORTUNITIES SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 7.81%; 1998, -4.38%; 1999, 42.37%; 2000, 7.96%; 2001, -0.30%; 2002, -10.78%; 2003, 30.80%; 2004, 25.42% and 2005, 11.33%]

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	Since Inception*
Return Before Taxes	11.33%	10.19%	11.24%
Return After Taxes on Distributions	9.73%	9.43%	7.12%
Return After Taxes on Distributions and Sale of Series Shares	9.21%	8.61%	7.17%
MSCI World Index	9.49%	2.18%	6.68%
MSCI All Country World Index ex US	17.12%	6.66%	6.70%

Performance numbers for the Series are calculated from September 6, 1996, the Series' inception date. Performance numbers for the Indices are calculated from September 30, 1996.

Quarterly Returns
Highest: 27.34% in 2nd quarter 1999
Lowest: -19.90% in 3rd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

World Opportunities Series Class A Shares
Shareholder fees (paid directly from your investment)
Redemption fees	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.21%
Total annual fund operating expenses	1.21%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$123	$384	$665	$1,466

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments

Equity Securities The Series may invest in equity securities of companies located throughout the world. These securities will usually be exchange-traded or over-the-counter (OTC) common stocks.

Foreign Securities The Series invests principally in the common stocks of foreign companies, ADRs and other U.S. dollar denominated securities of foreign issuers.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S.dollar in connection with specific transactions or portfolio positions.

ETFs The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About Principal Risks
Foreign Security Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Risks Related to Currency Hedging The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series' Investment Goal
The Series' investment goal is to provide long-term growth by investing principally in the common stocks of companies located around the world. The Series' Board of Directors may change the Series' investment goal without obtaining the approval of the Series' shareholders. The Series will notify its shareholders at least thirty days prior to any change in its investment goal. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member World Opportunities Series Research Team and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002. Member of World Opportunities Series Research Team since 2004.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Member of World Opportunities Series Research Team since 2004. Executive Group Member* since 2002.

Portfolio Managers (continued)

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992. Member of World Opportunities Series Research Team since 1996.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding 1.27% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. The Advisor received its full management fee for the fiscal year ended December 31, 2005. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreement is available in the Series' annual report dated December, 31, 2005, which covers the period January 1, 2005 through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Class A shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares
The initial minimum investment for the Series is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account
· Send a check payable to Exeter Fund, Inc. with the completed original account application.

The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 11, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail
· Send a letter of instruction to Exeter Fund, Inc. at the address on page 11, signed by each registered account owner, exactly as your names appear in the account registration.
· State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.

· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 11 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of Class A shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the value of the Series' shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign

Excessive Trading (continued)
market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Series' shares if the prices of the Series' foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

Valuation of Shares (continued)
The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Exeter Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pays dividends once a year, in December.
· Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional Class A shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Series' Class A shares for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

World Opportunities Series Class A Shares
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$8.33	$6.84	$5.28	$5.98	$6.18
Income (loss) from investment operations:
Net investment income	0.07	0.05	0.06	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.87	1.68	1.56	(0.71)	(0.09)
Total from investment operations	0.94	1.73	1.62	(0.65)	(0.03)
Less distributions to shareholders:
From net investment income	(0.07)	(0.06)	(0.06)	__	(0.17)
From net realized gain on investments	(0.74)	(0.18)	__[2]	(0.05)	__
Total distributions to shareholders	(0.81)	(0.24)	(0.06)	(0.05)	(0.17)
Net asset value - End of year	$8.46	$8.33	$6.84	$5.28	$5.98
Total return[1]	11.33%	25.42%	30.80%	(10.78)%	(0.30)%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.21%	1.26%	1.27%*	1.30%	1.21%
Net investment income	0.95%	0.75%	1.25%	1.10%	0.95%
Portfolio turnover	46%	42%	31%	41%	42%
Net assets - End of year (000's omitted)	$206,636	$160,895	$119,845	$78,772	$83,196

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.01%.

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03.

2Less than $0.01 per share.

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Exeter Fund, Inc.®

Exeter Fund, Inc.
World Opportunities Series - Class A Shares

Ticker: EXWAX
Fund Code: 114

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
· You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund_asp.

· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.
World Opportunities Series
Class B, C, D and E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies located around the world.

Principal Investment Strategies
The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

· Foreign and/or U.S. stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

· The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
· Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Principal Risks of Investing in the Series (continued)

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, C, D or E shares were outstanding during the past year. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The Class A Shares are not offered in this prospectus. Because the Class B, C, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, C, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) World Index and the Morgan Stanley Capital International (MSCI) All Country World Index ex US.

The MSCI World Index is a market capitalization-weighted index that is designed to measure global developed market equity performance. It has a very small weighting in emerging markets. The MSCI All Country World Index ex US is a free float adjusted market capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets; it excludes the United States. The Indices are denominated in U.S. dollars.

World Opportunities Series - Class A Shares
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR WORLD OPPORTUNITIES SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 7.81%; 1998, -4.38%; 1999, 42.37%; 2000, 7.96%; 2001, -0.30%; 2002, -10.78%; 2003, 30.80%; 2004, 25.42% and 2005, 11.33%]

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	Since Inception*
Return Before Taxes	11.33%	10.19%	11.24%
Return After Taxes on Distributions	9.73%	9.43%	7.12%
Return After Taxes on Distributions and Sale of Series Shares	9.21%	8.61%	7.17%
Indices:
(reflect no deduction for fees, expenses, or taxes)
MSCI World Index	9.49%	2.18%	6.68%
MSCI All Country World Index ex US	17.12%	6.66%	6.70%
Performance numbers for the Series are calculated from September 6, 1996, the Series' inception date. Performance numbers for the Indices are calculated from September 30, 1996.

Quarterly Returns
Highest: 27.34% in 2nd quarter 1999
Lowest: -19.90% in 3rd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

World Opportunities Series
	Class B	Class C	Class D	Class E

Shareholder fees (paid directly from your investment)
Redemption Fee[1]	None	None	None	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%	1.00%	1.00%	1.00%
Distribution and service (Rule 12b-1) fees	1.00%	0.75%	0.50%	0.25%
Other expenses	0.21%	0.21%	0.21%	0.21%
Total annual fund operating expenses	2.21%	1.96%	1.71%	1.46%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:
	CLASS B	CLASS C	CLASS D	CLASS E
1 YEAR	$224	$199	$174	$149
3 YEARS	$691	$615	$539	$462
5 YEARS	$1,185	$1,057	$928	$797
10 YEARS	$2,544	$2,285	$2,019	$1,746

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments

Equity Securities The Series may invest in equity securities of companies located throughout the world. These securities will usually be exchange-traded or over-the-counter (OTC) common stocks.

Foreign Securities The Series invests principally in the common stocks of foreign companies, ADRs and other U.S. dollar denominated securities of foreign issuers.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S.dollar in connection with specific transactions or portfolio positions.

ETFs The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About Principal Risks
Foreign Security Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk Because the Series’ invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Risks Related to Currency Hedging The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series' Investment Goal
The Series' investment goal is to provide long-term growth by investing principally in the common stocks of companies located around the world. The Series' Board of Directors may change the Series' investment goal without obtaining the approval of the Series' shareholders. The Series will notify its shareholders at least thirty days prior to any change in its investment goal. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member World Opportunities Series Research Team and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., FA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002. Member of World Opportunities Series Research Team since 2004.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Member of World Opportunities Series Research Team since 2004. Executive Group Member* since 2002.

Portfolio Managers (continued)

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992. Member of World Opportunities Series Research Team since 1996.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding 1.27% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. The Advisor received its full management fee for the fiscal year ended December 31, 2005. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreement is available in the Series’ Class A Shares annual report dated December, 31, 2005, which covers the period January 1, 2005 through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class B, C, D and E shares are offered only through a financial intermediary. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class C shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Investors may be charged a fee if they effect transactions through a broker or agent.

Distribution Plans

The Fund has adopted Rule 12b-1 distribution plans for the Class B, C, D and E shares of the Series. Under the Plans, the Class B, C, D and E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to: 1.00%, 0.75%, 0.50%, and 0.25%, respectively. These fees are paid out of the Series' assets on an ongoing basis and over time may cost you more than other types of sales charges.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares

Class B, C, D and E shares are available only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

Through the Fund

If your financial intermediary provides account maintenance services, contact your financial intermediary to purchase shares. If not:

By Mail

Opening an account
· Send a check payable to Exeter Fund, Inc. with the completed original account application.

The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

Through the Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 11, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

Through the Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to purchase shares. If not:

By Mail
· Send a letter of instruction to Exeter Fund, Inc. at the address on page 11, signed by each registered account owner, exactly as your names appear in the account registration.
· State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.

· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 11 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of Class A shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the value of the Series' shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign

Excessive Trading (continued)
market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Series' shares if the prices of the Series' foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the NAV per share of the Series. The NAV is calculated separately for each class of shares. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

Valuation of Shares (continued)
The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Exeter Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pays dividends once a year, in December.
· Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

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Exeter Fund, Inc.®

Exeter Fund, Inc.
World Opportunities Series - Class B, C, D, and E Shares

Ticker: EXWAX
Fund Code: 114

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
· You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund_asp.

· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.
International Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies located outside the United States.

Principal Investment Strategies
The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a "top-down" strategy. The Series is different from many stock funds because the Advisor's primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad trends that cut across countries or issuers and then purchases one or more stocks representing the investment trend in an attempt to benefit from that trend. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks of companies from a number of European countries.

The Series may invest in stocks of small, large, or mid-size companies.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· Foreign and/or U.S. stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
· The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
· Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Morgan Stanley Capital International (MSCI) All Country World Index ex US, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets.

International Series
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE INTERNATIONAL SERIES FOR 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1996, 22.35%; 1997, 27.70%; 1998, 23.63%; 1999, 27.44%; 2000, -3.03%; 2001, -20.48%; 2002, -14.30%; 2003, 42.10%; 2004, 17.67% and 2005, 13.99%]

Average Annual Total Returns
(For the periods ended December 31, 2005)
	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	13.99%	5.37%	11.98%	10.27%
Return After Taxes on Distributions	12.48%	4.28%	9.48%	7.87%
Return After Taxes on Distributions and Sale of Series Shares	11.05%	4.33%	9.56%	7.94%
Indices: (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	4.91%	0.54%	9.07%	10.71%
MSCI All Country World Index ex US	17.12%	6.66%	6.70%	8.23%

*Performance numbers for the Series and the S&P 500 Index are calculated from August 27, 1992, the Series' inception date. Performance numbers for the MSCI All Country World Index ex US are calculated from August 31, 1992.

Quarterly Returns
Highest: 25.99% in 2nd quarter 2003
Lowest: -23.04% in 3rd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

International Series
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.24%
Total annual fund operating expenses	1.24%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$126	$393	$681	$1,500

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments
Equity Securities The Series may invest in equity securities of foreign companies. These securities will usually be exchange-traded or over-the-counter (OTC) common stocks.

Foreign Securities The Series invests principally in the common stocks of foreign companies; however, the Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, use several kinds of derivative contracts. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

More Information About Principal Risks
Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Series may be exposed to risks associated with investments in emerging markets. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Risks Related to Currency Hedging The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series' Investment Goal
The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As discussed below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member International Series Research Team and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002. Member of International Series Research Team since 2004.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Member of International Series Research Team since 2004. Executive Group Member* since 2002.

Portfolio Managers (continued)

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992. Member of International Series Research Team since 1992.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive management fees and reimburse expenses in order to keep total operating expenses from exceeding 1.30% of the Series' average daily net assets. The Advisor may change or eliminate all or part of this voluntary waiver at any time. The Advisor received its full management fee for the fiscal year ended December 31, 2005. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreement is available in the Series' annual report dated December 31, 2005, which covers the period January 1, 2005 through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares
The initial minimum investment for the Series is $2,000 for direct investors. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account
· Send a check payable to Exeter Fund, Inc. with the completed original account application.

The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption request must include a Medallion Guarantee.

By Mail
· Send a letter of instruction to Exeter Fund, Inc. at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

How to Redeem Shares (continued)

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Investment and Account Information

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the value of the Series' shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Series' shares if the prices of the Series' foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Exeter Fund

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pays dividends once a year, in December.
· Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income
Tax Exempt Dividends	Exempt from federal income tax

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights
The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

International Series
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$9.52	$8.83	$6.67	$7.89	$10.40
Income (loss) from investment operations:
Net investment income	0.11	0.08	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments	1.21	1.44	2.72	(1.20)	(2.18)
Total from investment operations	1.32	1.52	2.79	(1.13)	(2.13)
Less distributions to shareholders:
From net investment income	(0.11)	(0.08)	(0.06)	(0.07)	(0.05)
From net realized gain on investments	(0.83)	(0.75)	(0.57)	(0.02)	(0.33)
Total distributions to shareholders	(0.94)	(0.83)	(0.63)	(0.09)	(0.38)
Net asset value - End of year	$9.90	$9.52	$8.83	$6.67	$7.89
Total return[1]	13.99%	17.67%	42.10%	(14.30)%	(20.48)%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.24%	1.29%	1.30%*	1.32%	1.28%
Net investment income	1.10%	0.86%	0.94%	0.96%	0.54%
Portfolio turnover	35%	19%	46%	5%	6%
Net assets - End of year (000's omitted)	$193,168	$165,917	$129,479	$80,945	$84,124

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.02%.

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03.

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Exeter Fund, Inc.®

Exeter Fund, Inc.
International Series

Ticker: EXITX
Fund Code: 113

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
· You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests.These documents are also available at www.manningnapieradvisors.com/www/exeter_fund.asp.
· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.

Core Bond Series
Core Plus Bond Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Core Bond Series

Investment Goal
Provide long-term total return by investing primarily in corporate fixed income securities and pass-through securities.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series' use of derivatives may include, but is not limited to, futures, options, credit-default swaps, index total return swaps, and index or security-linked notes. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process The Advisor attempts to identify investment grade corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that the mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
· The relevent economic conditions and sector trends.
· The interest rate sensitivities of the particular sectors and securities.
· The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
· The bottom-up factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal Risks of Investing in the Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

Principal Risks of Investing in the Series (continued)
· The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.
· Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
· The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:
· Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
· To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
· The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in these derivatives may not be as liquid as the Series' other investments.

To the extent that the Series invests in a swap or index linked note linked to a broad bond market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series' mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
This Series had not been active for a full calendar year as of December 31, 2005; therefore, no performance information is provided.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Core Bond Series
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.60%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.40%
Total annual fund operating expenses	1.00%
Less fee waivers and expense reimbursements	(0.20)%[2]
Net Expenses	0.80%

1A wire fee, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2The Advisor has contractually agreed to waive its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 0.80% of the Series' average daily net assets. This contractual waiver will remain in effect until at least April 30, 2007 and may be extended.

Fees and Expenses of the Series (continued)
The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$82*	$298*	$533*	$1,206*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Goals, Strategies, and Risks

Core Plus Bond Series

Investment Goal
Provide long-term total return by investing primarily in corporate fixed income securities and pass-through securities.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its assets in below investment grade securities (also referred to as "high yield bonds") and an additional 20% may be invested in non-dollar denominated securities, including securities issued by companies located in emerging markets. The Series' use of derivatives may include, but is not limited to, futures, options, credit-default swaps, index total return swaps, and index or security-linked notes. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in order to realize gains for the Series. Conversely, the Advisor would invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB by S&P and those rated below Baa by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process The Advisor attempts to identify corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
· The relevant economic conditions and sector trends.
· The interest rate sensitivities of the particular sectors and securities.
· The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
· The bottom-up factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal Risks of Investing in the Series

The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
· The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.
· Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
· The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

In addition to the risks discussed above, the Series is subject to additional risks due its ability to invest up to 20% of its assets in high-yield bonds:
· High yield bonds may underperform other sectors of the bond market, or the market as a whole.
· The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
· Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
· The Series' investments in high yield bonds will subject it to a substantial degree of credit risk.

Since high yield bonds are lower-rated corporate or government bonds, they pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that any derivative investments are tied to the high yield market in general, the risks to the Series will be enhanced since there is no ability to avoid exposure to particular issuers or sectors of the high yield market.

The Series is also subject to additional risks given its ability to invest up to 20% of its assets in non-dollar denominated (i.e., foreign) bonds. These risks include:
· The prices of foreign bonds may at times move in a different direction than the prices of bonds issued in the United States.
· Because such investments are denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those currencies and the U.S. dollar.
· The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
· Investments in emerging market countries can be more volatile than investments in more developed countries.

The Series is subject to the following risks due to its ability to invest in derivatives:
· Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
· To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
· The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in the previously mentioned types of derivatives may not be as liquid as the Series' other investments.

Principal Risks of Investing in the Series (continued)
To the extent that the Series invests in a swap or index linked note linked to a broad bond market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series' mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
This Series had not been active for a full calendar year as of December 31, 2005; therefore, no performance information is provided.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Core Plus Bond Series
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.70%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.18%
Total annual fund operating expenses	0.88%

1A wire fee, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:
After 1 Year	After 3 Years	After 5 Years	After 10 Years
$90	$281	$488	$1,084

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments
Fixed Income Securities Each Series invests primarily in a variety of fixed income investments. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind.

Derivative Securities Each Series may invest in swaps, in particular index total return swaps, and/or index-linked notes. An index total return swap is a contract where one party exchanges a particular income stream for a corresponding income stream that replicates the credit quality and market performance of a benchmark (such as the Lehman Brothers High Yield Corporate Bond Index). Similarly, an index-linked note is a security whose coupon/total return replicates the credit quality and the market performance of a benchmark. The purpose of these investments is to provide the Series with exposure to a specific sector of the bond market without directly investing in individual bonds.

Foreign Securities Both Series may invest in yankee bonds, which are foreign bonds that are denominated in U.S. dollars. The Core Plus Bond Series may invest in foreign bonds.

High Yield Bonds The Core Plus Bond Series may invest in high yield bonds. High yield bonds are lower-rated debt securities often referred to as "junk bonds." These securities offer a higher yield compared to investment grade securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. This means that the issuer may have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high yield bonds are influenced more by changes in the financial and business position of the issuer than by changes in interest rates.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Core Plus Bond Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

Mortgage Dollar Rolls Mortgage dollar rolls are transactions in which a Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. They simulate an investment in mortgage-backed securities and may enhance the Series' returns and reduce its administrative burdens compared with holding mortgage-backed securities directly.

ETFs ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About Principal Risks
In addition to the principal risks discussed in the individual fund summaries, certain Series are subject to the following risks:

Foreign Securities Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Core Plus Bond Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

More Information About Principal Risks (continued)

Currency Risk As a result of the Core Plus Bond Series' investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Series will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Risks Related to Currency Hedging The Core Plus Bond Series will be subject to additional risks to the extent that it engages in currency hedging. The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Lower-rated investment grade securities The Core Bond Series limits its investments to investment grade securities, or those securities determined by the Advisor to be of equivalent quality. Securities with the lowest ratings within the investment grade category carry more risk than those with the highest ratings. When the Series invests in securities with these lower ratings, the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities within the investment grade category. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by the Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Prepayment and Extension Risk Each Series' investments in fixed income securities are subject to the risk that the bonds may be paid off earlier or later than expected. Either situation could cause the Series to hold securities paying lower-than-market rates of interest, which could hurt the Series' yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Series because the Series will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Mortgage Dollar Rolls Each Series' use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Series. At the time a Series enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Series.

Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Defensive Investing
Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series' Investment Strategies and Goals
The investment strategy of the Core Bond Series is to invest, under normal circumstances, at least 80% of its assets in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. The investment strategy of the Core Plus Bond Series is to invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. Each Series will notify its shareholders at least sixty days prior to any change in its investment strategy.

The Series' Board of Directors may change each Series' investment goal (described on page 4 for the Core Bond Series and on page 7 for the Core Plus Bond Series) without obtaining the approval of shareholders. The Series may not succeed in achieving their goals.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisors' Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. Each Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Advisor's Senior Research Group.

The following people serve on the three-member Core Bond Series and Core Plus Bond Series Research Teams and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jack Bauer, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1990. Current position held since 1990. Member of Senior Research Group since 1992. Lead member of Core Bond Series and Core Plus Bond Series Research Teams since 2004.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	R. Keith Harwood, Fixed Income Analyst
Business Experience During Last Five Years
Joined the Advisor in 1997. Current position held since 1998. Member of Core Bond Series and Core Plus Bond Series Research Teams since 2004. Mr. Harwood's role is to assist Mr. Bauer in the management of each Series.

Portfolio Managers (continued)

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992.

Name and Title	James Nawrocki, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 2004. Current position held since 2004. Member of Core Bond Series and Core Plus Bond Series Research Team since 2004. Previous positions held in the last five years: VP Senior Fixed Income Manager, Citizens Bank, 1999-2004. Mr. Nawrocki's role is to assist Mr. Bauer in the management of each Series.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 0.60% of the Core Bond Series' average daily net assets and 0.70% of the Core Plus Bond Series' average annual daily net assets. The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.80% of the Core Bond Series' average daily net assets and 0.90% of the Core Plus Bond Series' average daily net assets. This contractual waiver will remain in effect until April 30, 2007 and may be extended. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreements is available in the Series' annual reports dated December 31, 2005, which covers the period April 21, 2005 (commencement of operations) through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of a Series, and transactions in shares of a Series for such accounts may have an impact upon the size and operations of that Series. For instance, transactions in shares of a Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, a Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares
The initial minimum investment for each Series selected is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account
· Send a check payable to Exeter Fund, Inc. with the completed original account application.

The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 15, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 15, signed by each registered account owner.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 15 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund and its service providers may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Core Plus Bond Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the value of the Series' shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors

Excessive Trading (continued)
may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Series' shares if the prices of the Series' foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offer their shares at the NAV per share of the Series. The Series calculate their NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Exeter Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:
Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
Each Series generally:
· Pays dividends once a year, in December.
· Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights
The financial highlights tables are intended to help you understand the Series' financial performance for the period of the Series' operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Series' financial statements, are included in the annual reports, which are available upon request.

Core Bond Series

For the Period 4/21/05[1] to 12/31/05
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.21
Net realized and unrealized loss on investments	(0.11)
Total from investment operations	0.10
Less distributions to shareholders:
From net investment income	(0.21)
Net asset value - End of period	$9.89
Total return[2]	0.98%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.80%[3]
Net investment income	3.08%[3]
Portfolio turnover	293%
Net assets - End of period (000's omitted)	$28,578

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.20%3.

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Annualized.

Core Plus Bond Series

For the Period 4/21/05[1] to 12/31/05
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.22
Net realized and unrealized loss on investments	(0.12)
Total from investment operations	0.10
Less distributions to shareholders:
From net investment income	(0.21)
Net asset value - End of period	$9.89
Total return[2]	1.04%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.88%[3]
Net investment income	3.12%[3]
Portfolio turnover	290%
Net assets - End of period (000's omitted)	$175,594

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
3Annualized.

Exeter Fund, Inc.
Core Bond Series
Core Plus Bond Series

Core Bond Series
Ticker: EXCRX, Fund Code: 123

Core Plus Bond Series
Ticker: EXCPX, Fund Code: 124

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
· You may obtain shareholder reports and the SAI or the other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com/www/exeter_ fund.asp.
· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.
Ohio Tax Exempt Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Investment Goal
Provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

Principal Investment Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and Ohio State personal income tax. The Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in Ohio. In selecting investments for the Series, the Advisor attempts to balance the Series' goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series' investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody's or determined by the Advisor to be of equivalent quality.

Bond Selection Process The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

· The interest rate sensitivity of each security.
· The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series
As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

· Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series' portfolio.
· The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, this Series has the following special risks:

· Concentration in Ohio tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
· The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions.
· The Series is subject to the risk that its market segment (Ohio tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Merrill Lynch Intermediate Municipal Bond Index. The Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 6,000 investment grade municipal bonds issued across the United States.

Ohio Tax Exempt Series
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE OHIO TAX EXEMPT SERIES FOR 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1996, 3.16%; 1997, 7.92%; 1998, 5.35%; 1999, -5.07%; 2000, 12.21%; 2001, 4.18%; 2002, 8.22%; 2003, 4.23%; 2004, 3.28%; and 2005, 2.85%]

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	10 Years	Since Inception on 2/14/94
Return Before Taxes	2.85%	4.53%	4.54%	4.63%
Return After Taxes on Distributions	2.84%	4.48%	4.50%	4.59%
Return After Taxes on Distributions and Sale of Series Shares	3.07%	4.43%	4.47%	4.54%
Index: (reflects no deduction for fees, expenses, or taxes)
Merrill Lynch Intermediate Municipal Bond Index	1.87%	5.11%	5.35%	5.34%

Quarterly Returns (during years shown in bar chart)
Highest: 5.05% in 4th quarter 2000
Lowest: -2.50% in 2nd quarter 1999

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Ohio Tax Exempt Series
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.50%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.50%
Total annual fund operating expenses	1.00%
Less fee waivers and expense reimbursements	(0.15)%[2]
Net Expenses	0.85%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 0.85% of the Series' average daily net assets. This contractual waiver will remain in effect until at least April 30, 2007 and may be extended.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$87*	$303*	$538*	$1,211*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments
Tax exempt securities The Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the State of Ohio and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions. As a fundamental policy, the Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax.

Taxable investments The Series may invest in taxable investments, including obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; or other fixed income securities the Advisor considers appropriate. The Series may also invest in money market instruments or hold its assets in cash. These investments may cause the Series to make a taxable distribution to shareholders.

Additional information regarding concentration in Ohio tax exempt securities This Series will be particularly sensitive to economic and political developments in the State of Ohio. Constitutional or statutory requirements may limit the state's power to raise revenues or increase taxes and to meet its obligations. In addition, changes to Ohio laws or regulations may impair the ability of issuers of municipal securities to repay principal or to pay interest. The amount of information about the condition of an issuer of Ohio tax exempt securities may not be as extensive as information regarding a corporate issuer whose securities are publicly traded.

More Information About Principal Risks
Lower-rated investment grade securities The Series limits its investments to investment grade securities, or those securities determined by the Advisor to be of equivalent quality. Securities with the lowest ratings within the investment grade category carry more risk than those with the highest ratings. When the Series invests in Ohio securities with these lower ratings, the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities within the investment grade category. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by the Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goals.

Investment Goal
The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Advisor's Senior Research Group.

The following people serve on the three-member Ohio Tax Exempt Series Research Team and the Advisor's Senior Research Group, as noted:
Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jack Bauer, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1990. Current position held since 1990. Member of Senior Research Group since 1992. Member of Ohio Tax Exempt Series Research Team since 1993.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	R. Keith Harwood, Fixed Income Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1998. Member of Ohio Tax Exempt Series Research Team since 1998.

Portfolio Managers (continued)
Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992

Name and Title	James Nawrocki, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 2004. Current position held since 2004. Member of Ohio Tax Exempt Series Research Team since 2004. Previous position held in the last five years: VP Senior Fixed Income Manager, Citizens Bank, 1999-2004.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 0.50% of the Series' average daily net assets. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 0.85% of the Series' average daily net assets. This contractual waiver will remain in effect at least until April 30, 2007 and may be extended. Due to fee waivers and expense reimbursements, the Advisor earned a management fee of 0.35% for the fiscal year ended December 31, 2005. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreement is available in the Series' annual report dated December, 31, 2005, which covers the period January 1, 2005 through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. The portion of a discretionary account that may be invested in the Series is not limited.

From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of a Series, and transactions in shares of a Series for such accounts may have an impact upon the size and operations of that Series. For instance, transactions in shares of a Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, a Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares
The initial minimum investment for the Series is $2,000 for direct investors. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account
· Send a check payable to Exeter Fund, Inc. with the completed original account application.

The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone

· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail

· Send a letter of instruction to Exeter Fund, Inc. at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
· State the name of the Series and number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series and number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner

Excessive Trading (continued)
they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Valuation of Shares (continued)
When valuing fixed income securities with remaining maturities of more than 60 days, the Series uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating with the Exeter Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests for direct investors should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pays dividends four times a year, in March, June, September, and December.
· Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income
Tax Exempt Dividends	Exempt from federal income tax

The Series intends to pay tax exempt dividends quarterly. Tax exempt dividends are exempt from regular federal income tax, but they may have other tax consequences, including the Alternative Minimum Tax. Under Ohio law, dividends that are derived from interest payments on Ohio obligations are also exempt from Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes for individuals who reside in Ohio. The Series may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

Distributions of capital gains are exempt from Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes, and the net income base of the Ohio corporation franchise tax to the extent that they are due to profit made on the sale, exchange, or other disposition by the Series of Ohio State securities.

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

Taxes (continued)
If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

Ohio Tax Exempt Series
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$10.59	$10.75	$10.74	$10.31	$10.29
Income (loss) from investment operations:
Net investment income	0.38	0.38	0.42	0.41	0.46
Net realized and unrealized gain (loss) on investments	(0.08)	(0.04)	0.03	0.43	(0.03)
Total from investment operations	0.30	0.34	0.45	0.84	0.43
Less distributions to shareholders:
From net investment income	(0.36)	(0.49)	(0.39)	(0.40)	(0.41)
From net realized gain on investments	(0.01)	(0.01)	(0.05)	(0.01)	_
Total distributions to shareholders	(0.37)	(0.50)	(0.44)	(0.41)	(0.41)
Net asset value - End of year	$10.52	$10.59	$10.75	$10.74	$10.31
Total return[1]	2.85%	3.28%	4.23%	8.22%	4.18%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.65%	3.64%	3.91%	4.09%	4.27%
Portfolio turnover	9%	7%	14%	8%	9%
Net assets - End of year (000's omitted)	$15,988	$14,120	$12,092	$11,785	$9,833

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows: 0.15% 0.20% 0.59% 0.68% 0.74%

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year.

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Exeter Fund, Inc.®

Exeter Fund, Inc.
Ohio Tax Exempt Series

Ticker: EXOTX
Fund Code: 108

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

· You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.
· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).
If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.
New York Tax Exempt Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Investment Goal
Provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

Principal Investment Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and New York State personal income tax. The Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in New York. In selecting investments for the Series, the Advisor attempts to balance the Series' goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series' investments will be limited to investment grade securities, those rated BBB and above by S&P or Baa or above by Moody's, or determined by the Advisor to be of equivalent quality.

Bond Selection Process The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

· The interest rate sensitivity of each security.
· The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series
As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

· Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. This risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series' portfolio.
· The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, this Series has the following special risks:

· Concentration in New York tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
· The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions, particularly the New York City area.
· The Series is subject to the risk that its market segment (New York tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.
· Both New York State and New York City have experienced financial and budgetary difficulties in the past. Future financial and budgetary problems could adversely affect all issuers of New York tax exempt securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Merrill Lynch Intermediate Municipal Bond Index. The Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 6,000 investment grade municipal bonds issued across the United States.

New York Tax Exempt Series
% Total Returns

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE NEW YORK TAX EXEMPT SERIES FOR 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1996, 3.32%; 1997, 8.33%; 1998, 5.53%; 1999, -3.92%; 2000, 12.24%; 2001, 3.96%; 2002, 9.81%; 2003, 3.90%; 2004, 2.83% and 2005, 2.33%]

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	10 Years	Since Inception on 1/17/94
Return Before Taxes	2.33%	4.53%	4.75%	4.69%
Return After Taxes on Distributions	2.31%	4.44%	4.70%	4.65%
Return After Taxes on Distributions and Sale of Series Shares	2.75%	4.43%	4.66%	4.60%
Index: (reflects no deduction for fees, expenses, or taxes)
Merrill Lynch Intermediate Municipal Bond Index	1.87%	5.11%	5.35%	5.31%

Quarterly Returns (during years shown in bar chart)
Highest: 5.23% in 4th quarter 2000
Lowest: -2.34% in 2nd quarter 1999

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

New York Tax Exempt Series
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.50%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.22%
Total annual fund operating expenses	0.72%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$74	$230	$401	$894

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information about Principal Investments
Tax exempt securities The Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the State of New York and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions. As a fundamental policy, the Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax.

Taxable investments The Series may invest in taxable investments, including obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; or other fixed income securities the Advisor considers appropriate. The Series may also invest in money market instruments or hold its assets in cash. These investments may cause the Series to make a taxable distribution to shareholders.

Additional information regarding concentration in New York tax exempt securities This Series will be particularly sensitive to economic and political developments in the State of New York. Constitutional or statutory requirements may limit the state's power to raise revenues or increase taxes and to meet its obligations. In addition, changes to New York laws or regulations may impair the ability of issuers of municipal securities to repay principal or to pay interest. The amount of information about the condition of an issuer of New York tax exempt securities may not be as extensive as information regarding a corporate issuer whose securities are publicly traded.

More Information about Principal Risks
Lower-rated investment grade securities The Series limits its investments to investment grade securities, or those securities determined by the Advisor to be of equivalent quality. Securities with the lowest ratings within the investment grade category carry more risk than those with the highest ratings. When the Series invests in New York securities with these lower ratings, the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities within the investment grade category. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by the Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goals.

Investment Goal
The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Advisor's Senior Research Group.

The following people serve on the three-member New York Tax Exempt Series Research Team and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jack Bauer, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1990. Current position held since 1990. Member of Senior Research Group since 1992. Member of New York Tax Exempt Series Research Team since 1993.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	R. Keith Harwood, Fixed Income Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1998. Member of New York Tax Exempt Series Research Team since 1998.

Portfolio Managers (continued)
Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992

Name and Title	James Nawrocki, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 2004. Current position held since 2004. Member of New York Tax Exempt Series Research Team since 2004. Previous position held in the last five years: VP Senior Fixed Income Manager, Citizens Bank, 1999-2004.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 0.50% of the Series' average daily net assets. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 0.85% of the Series' average daily net assets. This contractual waiver will remain in effect at least until April 30, 2007 and may be extended. In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.75% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. For the fiscal year ended December 31, 2005, the Advisor earned a management fee of 0.50%. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreement is available in the Series' annual report dated December, 31, 2005, which covers the period January 1, 2005 through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. The portion of a discretionary account that may be invested in the Series is not limited.

From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of a Series, and transactions in shares of a Series for such accounts may have an impact upon the size and operations of that Series. For instance, transactions in shares of a Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, a Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares
The initial minimum investment for the Series is $2,000 for direct investors. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account
· Send a check payable to Exeter Fund, Inc. with the completed original account application.

The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By Mail

· Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail
· Send a letter of instruction to Exeter Fund, Inc. at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
· State the name of the Series and number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series and number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

Excessive Trading (continued)
The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Valuation of Shares (continued)
When valuing fixed income securities with remaining maturities of more than 60 days, the Series uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating with the Exeter Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests for direct investors should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pays dividends four times a year, in March, June, September, and December.
· Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income
Tax Exempt Dividends	Exempt from federal income tax

The Series intends to pay tax exempt dividends quarterly. Tax exempt dividends are exempt from regular federal income tax, but they may have other tax consequences, including the Alternative Minimum Tax. Under New York law, dividends that are derived from interest payments on New York obligations are also exempt from New York State and New York City income tax for individuals who reside in New York. The Series may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights
The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

New York Tax Exempt Series
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$10.58	$10.77	$10.89	$10.36	$10.36
Income (loss) from investment operations:
Net investment income	0.37	0.36	0.42	0.46	0.46
Net realized and unrealized gain (loss) on investments	(0.13)	(0.07)	_[2]	0.54	(0.05)
Total from investment operations	0.24	0.29	0.42	1.00	0.41
Less distributions to shareholders:
From net investment income	(0.36)	(0.45)	(0.41)	(0.42)	(0.41)
From net realized gain on investments	(0.01)	(0.03)	(0.13)	(0.05)	_
Total distributions to shareholders	(0.37)	(0.48)	(0.54)	(0.47)	(0.41)
Net asset value - End of year	$10.45	$10.58	$10.77	$10.89	$10.36
Total return[1]	2.33%	2.83%	3.90%	9.81%	3.96%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.72%	0.75%	0.75%*	0.73%	0.72%
Net investment income	3.55%	3.57%	3.80%	4.20%	4.23%
Portfolio turnover	6%	7%	17%	6%	7%
Net assets - End of year (000's omitted)	$82,405	$75,820	$64,193	$63,961	$66,295

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.00%3.
1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03.
2Less than $0.01 per share.
3Less than 0.01%.

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Exeter Fund, Inc.®

Exeter Fund, Inc.
New York Tax Exempt Series

Ticker: EXNTX
Fund Code: 110

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
· You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter_fund.asp.

· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.
Diversified Tax Exempt Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

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Goals, Strategies, and Risks

Investment Goal
Provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

Principal Investment Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax. The Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies. In selecting investments for the Series, the Advisor attempts to balance the Series' goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series' investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody's or determined by the Advisor to be of equivalent quality.

Bond Selection Process The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

· The interest rate sensitivity of each security.
· The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series
As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

· Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series' portfolio.
· The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, the Series is subject to the risk that its market segment (tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Merrill Lynch Intermediate Municipal Bond Index. The Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 6,000 investment grade municipal bonds issued across the United States.

Diversified Tax Exempt Series
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE DIVERSIFIED TAX EXEMPT SERIES FOR 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1996, 3.33%; 1997, 7.92; 1998, 5.49%; 1999, -4.67%; 2000, 12.92%; 2001, 3.72%; 2002, 9.21%; 2003, 4.65%; 2004, 3.80%; and 2005, 2.60%]

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	10 Years	Since Inception on 2/14/94
Return Before Taxes	2.60%	4.77%	4.80%	4.87%
Return After Taxes on Distributions	2.58%	4.70%	4.76%	4.83%
Return After Taxes on Distributions and Sale of Series Shares	2.87%	4.62%	4.69%	4.75%
Index: (reflects no deduction for fees, expenses, or taxes)
Merrill Lynch Intermediate Municipal Bond Index	1.87%	5.11%	5.35%	5.34%

Quarterly Returns (during years shown in bar chart)
Highest: 5.43% in 4th quarter 2000
Lowest: -2.48% in 2nd quarter 1999

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Diversified Tax Exempt Series
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.50%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.21%
Total annual fund operating expenses	0.71%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year
Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$73	$227	$395	$883

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments

Tax exempt securities The Series may invest in fixed income securities of any maturity or duration. These securities may be issued by a state and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions. As a fundamental policy, the Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax.

Taxable investments The Series may invest in taxable investments, including obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; or other fixed income securities the Advisor considers appropriate. The Series may also invest in money market instruments or hold its assets in cash. These investments may cause the Series to make a taxable distribution to shareholders.

More Information About Principal Risks
Lower-rated investment grade securities The Series limits its investments to investment grade securities, or those securities determined by the Advisor to be of equivalent quality. Securities with the lowest ratings within the investment grade category carry more risk than those with the highest ratings. When the Series invests in securities with these lower ratings, the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities within the investment grade category. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by the Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goals.

Investment Goal
The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Advisor's Senior Research Group.

The following people serve on the three-member Diversified Tax Exempt Series Research Team and the Advisor's Senior Research Group, as noted:
Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jack Bauer, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1990. Current position held since 1990. Member of Senior Research Group since 1992. Member of Diversified Tax Exempt Series Research Team since 1993.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	R. Keith Harwood, Fixed Income Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1998. Member of Diversified Tax Exempt Series Research Team since 1998.

Portfolio Managers (continued)

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992

Name and Title	James Nawrocki, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 2004. Current position held since 2004. Member of Diversified Tax Exempt Series Research Team since 2004. Previous position held in the last five years: VP Senior Fixed Income Manager, Citizens Bank, 1999-2004.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 0.50% of the Series' average daily net assets. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 0.85% of the Series' average daily net assets. This contractual waiver will remain in effect at least until April 30, 2007 and may be extended. In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.78% of the Series' average daily net assets. The Advisor may change all or part of its voluntary waiver at any time. The Advisor received its full management fee for the fiscal year ended December 31, 2005. A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreement is available in the Series' annual report dated December, 31, 2005, which covers the period January 1, 2005 through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary Account Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. The portion of a discretionary account that may be invested in the Series is not limited.

From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of a Series, and transactions in shares of a Series for such accounts may have an impact upon the size and operations of that Series. For instance, transactions in shares of a Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, a Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Discretionary Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How to Buy Shares
The initial minimum investment for the Series is $2,000 for direct investors. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account
· Send a check payable to Exeter Fund, Inc. with the completed original account application.

The address is:
Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By Mail
· Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone

· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail
· Send a letter of instruction to Exeter Fund, Inc. at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· State the name of the Series and the number of shares or dollar amount to be sold.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund.

Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

Excessive Trading (continued)
The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Valuation of Shares (continued)
When valuing fixed income securities with remaining maturities of more than 60 days, the Series uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating with the Exeter Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests for direct investors should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series' Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pays dividends four times a year, in March, June, September, and December.
· Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income
Tax Exempt Dividends	Exempt from federal income tax

The Series intends to pay tax exempt dividends quarterly. Tax exempt dividends are exempt from federal income tax, but they may have other tax consequences, including the Alternative Minimum Tax. Depending upon the extent of the Series' activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Series may be subject to the tax laws of such states or localities. While the Series expects to pay income that is exempt from federal income tax, this income may be subject to taxation under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Series is advised to consult his own tax advisor in that regard. The Series will report annually the percentage of interest income received during the preceding year on tax exempt obligations, and on a state-by-state basis, the source of that income. The Series may invest a portion of its assets in securities that generate income that is not exempt from federal income tax.

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights
The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

Diversified Tax Exempt Series
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$10.99	$11.04	$11.00	$10.54	$10.57
Income (loss) from investment operations:
Net investment income	0.37	0.37	0.41	0.44	0.45
Net realized and unrealized gain (loss) on investments	(0.09)	0.04	0.10	0.51	(0.06)
Total from investment operations	0.28	0.41	0.51	0.95	0.39
Less distributions to shareholders:
From net investment income	(0.36)	(0.45)	(0.41)	(0.41)	(0.41)
From net realized gain on investments	(0.01)	(0.01)	(0.06)	(0.08)	(0.01)
Total distributions to shareholders	(0.37)	(0.46)	(0.47)	(0.49)	(0.42)
Net asset value - End of year	$10.90	$10.99	$11.04	$11.00	$10.54
Total return[1]	2.60%	3.80%	4.65%	9.21%	3.72%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.71%	0.77%	0.78%	0.82%	0.78%
Net investment income	3.58%	3.63%	3.83%	4.07%	4.26%
Portfolio turnover	2%	5%	7%	11%	3%
Net assets - End of year (000's omitted)	$112,965	$86,441	$63,754	$55,169	$53,266

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions.

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Exeter Fund, Inc.®

Exeter Fund, Inc.
Diversified Tax Exempt Series

Ticker: EXDVX
Fund Code: 109

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
· You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter_fund.asp.

· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Exeter Fund, Inc.®

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Exeter Fund, Inc.®

Prospectus
May 1, 2006
Exeter Fund, Inc.

Small Cap Series
Commodity Series
Technology Series
International Series
Life Sciences Series
World Opportunities Series
High Yield Bond Series
Global Fixed Income Series
Financial Services Series
Core Bond Series
Core Plus Bond Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter Fund, Inc.®

This prospectus includes information on the Small Cap Series, Commodity Series, Technology Series, International Series, Life Sciences Series, World Opportunities Series, High Yield Bond Series, Global Fixed Income Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series of Exeter Fund, Inc. Shares of these Series are used in connection with an investment strategy that the Advisor and its affiliates use for discretionary investment account clients who have authorized the Advisor to acquire and dispose of Fund shares on their behalf.

Small Cap Series

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company, generally, as a company whose market capitalization is in the range of those companies included in the Russell 2500® Index as of its most recent reconstitution, which occurs June 30 each year. Currently, these companies include issuers with market capitalizations of less than $5.2 billion, but this figure will be adjusted (up or down) to reflect the most recent reconstitution of the Index. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· U.S. and/or foreign stock markets go down.
· Small company stocks go down in value or underperform larger company stocks.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:
· The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small companies may be less marketable than the stocks of larger companies.
· Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Russell 2000® Index, an unmanaged index of small company stocks.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE EQUITY SERIES FOR 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1996, 10.06%; 1997, 12.20%; 1998, -13.59%; 1999, 9.87%; 2000, 9.43%; 2001, 22.05%; 2002, -17.15%; 2003, 37.82%; 2004, 19.81 and 2005, 14.11%

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	10 Years	Since Current Activation on 4/30/92
Return Before Taxes	14.11%	13.76%	9.35%	10.73%
Return After Taxes on Distributions	9.82%	11.92%	7.17%	8.39%
Return After Taxes on Distributions and Sale of Series Shares	13.17%	11.34%	6.99%	8.18%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	4.91%	0.54%	9.07%	10.51%
Russell 2000® Index 4.55%	4.55%	8.22%	9.26%	10.97%

Quarterly Returns

Highest: 21.62% in 2nd quarter 1997
Lowest: -27.96% in 3rd quarter 1998

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Small Cap Series - Class A Shares
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.19%
Total annual fund operating expenses	1.19%

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$121	$378	$654	$1,443

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Commodity Series

Investment Goal
Provide long-term growth by investing principally in the securities of companies in commodities-based industries.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in commodity-based industries. Examples of companies in which the Series may invest include (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, oil and gas, other energy or other natural resources, and (ii) companies that use commodities extensively in their products, provide services to commodities-based industries, or are otherwise affected by commodities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from one or more commodities-based industries, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in one or more commodity-based industries by a governmental authority, index provider, rating agency or similar third party.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor seeks to select securities of companies that will benefit from changes in the prices of the underlying commodities. The Advisor looks for one or more of the following characteristics:
· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· The U.S. and/or foreign stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in commodity-related industries. These risks include the following:
· The stocks of commodity-related companies may underperform other sectors or the market as a whole.
· The stocks of commodity-related companies may experience greater price volatility than other types of common stocks.
· Commodity-related stocks are sensitive to changes in the prices of, and in supply and demand for, commodities. The prices, as well as supply and demand, may be affected by factors such as policies of commodity cartels, and by international economic, political and regulatory events.
· The Advisor's judgements about trends in the prices of commodities may prove to be incorrect.

In addition, because the Series may hold a significant portion of its assets in foreign securities or ADRs, it is subject to risks specific to foreign holdings. These risks include:
· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Principal Risks of Investing in the Series (continued)
· Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
This Series was not active as of the date of this prospectus; therefore, no performance information is provided.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Commodity Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.23%[1]
Total annual fund operating expenses	1.23%

1Other expenses are based on estimated amounts for the current fiscal year.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 year	After 3 years
$125	$390

As of the date of this prospectus, this Series has never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Technology Series

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in technology-based industries. The companies in which the Series may invest include those directly engaged in technology as well as those that use technological advances extensively in their product development or operations. Examples of these companies include those in the following areas: computer hardware & software, semiconductors, data networking & communications equipment, communication services, electronic equipment & instruments, healthcare information technology, Internet-based software and services, alternative energy products & services, and related suppliers and distributors. In addition to companies involved in the manufacture, sale, and distribution of technology products and services, the Advisor also actively looks to invest in companies that use technology extensively in their operations for competitive advantage, or have a technological edge that allows them to gain market share.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the technology industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the technology industry by a governmental authority, index provider, rating agency or similar third party.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· The U.S. and/or foreign stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in technology-based industries. These risks include the following:
· The stocks of technology-based companies may underperform other sectors or the market as a whole.
· The stocks of technology-based companies may experience greater price volatility than other types of common stocks.
· Technology company stocks may be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

Principal Risks of Investing in the Series (continued)
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
· The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
· Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series' performance and increase the likelihood of capital gain distributions.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during periods in which it has been active over the past ten years. The Series was previously active from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index and the S&P 500 Information Technology Index. The S&P 500 is an unmanaged index of common stocks and the S&P 500 Information Technology Index is a sub-index of the S&P 500 that includes the stocks of companies involved in the business of technology-related products and services.

Technology Series
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE TECHNOLOGY SERIES FOR 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1996, 20.90%; 1997, n/a*; 1998, n/a*%; 1999, n/a*%; 2000, n/a*%; 2001, -17.46%; 2002, -36.89%; 2003, 99.46%; 2004, 10.08% and 2005, 2.20%

*The Technology Series was either inactive or not active for a full calendar year; therefore, no performance information has been provided. This includes the current period of activation which commenced on August 8, 2000.

Because the Series has had several periods of activation and deactivation, its performance is not comparable to other mutual funds.

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	Since Current Activation on 8/8/00	10 Years*
Return Before Taxes	2.20%	3.17%	-3.24%	0.19%
Return After Taxes on Distributions	2.20%	3.17%	-3.24%	-1.38%
Return After Taxes on Distributions and Sale of Series Shares	1.43%	2.72%	-2.72%	-0.43%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	4.91%	0.54%	-1.55%	2.39%
S&P 500 Information Technology Index	0.99%	-6.68%	-14.99%	-7.20%

* For the period from 12/31/95 to 12/31/05, but excluding the period April 17, 1997 to August 7, 2000, the period during which the Series was inactive.

Quarterly Return
Highest: 31.63% in 4th quarter 2001
Lowest: -32.68% in 3rd quarter 2001

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.
* For the period from 12/31/95 to 12/31/05, but excluding the period April 17, 1997 to August 7, 2000, the period during which the Series was inactive.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Technology Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.23%
Total annual fund operating expenses	1.23%
Less fee waivers and expense reimbursements	(0.03)%[1]
Net Expenses	1.20%

1The Advisor has contractually agreed to waive its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least April 30, 2007 and may be extended.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$122*	$387*	$673*	$1,486*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

International Series

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies located outside the United States.

Principal Investment Strategies
The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a "top-down" strategy. The Series is different from many stock funds because the Advisor's primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad trends that cut across countries or issuers and then purchases one or more stocks representing the investment trend in an attempt to benefit from that trend. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks of companies from a number of European countries.

The Series may invest in stocks of small, large, or mid-size companies.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· Foreign and/or U.S. stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
· The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
· Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Morgan Stanley Capital International (MSCI) All Country World Index ex US, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets.

International Series
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE INTERNATIONAL SERIES FOR 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1996, 22.35%; 1997, 27.70%; 1998, 23.63%; 1999, 27.44%; 2000, -3.03%; 2001, -20.48%; 2002, -14.30%; 2003, 42.10%; 2004, 17.67% and 2005, 13.99%]

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	13.99%	5.37%	11.98%	10.27%
Return After Taxes on Distributions	12.48%	4.28%	9.48%	7.87%
Return After Taxes on Distributions and Sale of Series Shares	11.05%	4.33%	9.56%	7.94%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	4.91%	0.54%	9.07%	10.71%
MSCI All Country World Index ex US	17.12%	6.66%	6.70%	8.23%

*Performance numbers for the Series and the S&P 500 Index are calculated from August 27, 1992, the Series' inception date. Performance numbers for the MSCI All Country World Index ex US are calculated from August 31, 1992.

Quarterly Returns
Highest: 25.99% in 2nd quarter 2003
Lowest: -23.04% in 3rd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

International Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.24%
Total annual fund operating expenses	1.24%

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$126	$393	$681	$1,500

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Life Sciences Series

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies involved in the life sciences industry. Examples of the companies in which the Series may invest include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies, health care services, and environmental services. The Series may invest in U.S. and foreign stocks, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the life sciences industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the life sciences industry by a governmental authority, index provider, rating agency or similar third party. The Series may invest in stocks of small, large, or mid-size companies.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a "bottom-up" strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· U.S. and/or foreign stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in life sciences or related industries. These risks include the following:
· The stocks of life science-related companies may underperform other sectors or the market as a whole.
· The stocks of life science-related companies may experience greater price volatility than other types of common stocks.
· Life science-related stocks may be particularly sensitive to changes in the regulatory and economic environment.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

Principal Risks of Investing in the Series (continued)
· The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
· Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series' performance and increase the likelihood of capital gain distributions.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its most recent activation. The Series was previously active from October 7, 1992 to September 21, 1995. The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 Total Return Index (S&P 500), an unmanaged index of common stocks, and the S&P 500 Health Care Index, a sub-index of the S&P 500 that includes the stocks of companies involved in the business of health care related products and services.
Life Sciences Series
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE LIFE SCIENCES SERIES FOR 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 2000, 87.31%; 2001, 11.70%; 2002, -17.93%; 2003, 29.39%; 2004, 3.03%; and 2005, 14.16%]

Because the Life Sciences Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	Since Current Activation on 11/5/99
Return Before Taxes	14.16%	6.89%	18.36%
Return After Taxes on Distributions	11.52%	4.77%	13.46%
Return After Taxes on Distributions and Sale of Series Shares	10.91%	4.84%	13.15%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	4.91%	0.54%	0.05%
S&P 500 Health Care Index	6.46%	-2.30%	1.50%

Quarterly Returns
Highest: 31.55% in 3rd quarter 2000
Lowest: -12.53% in 2nd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Life Sciences Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.17%
Total annual fund operating expenses	1.17%

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$119	$372	$644	$1,420

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

World Opportunities Series

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies located around the world.

Principal Investment Strategies
The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· Foreign and/or U.S. stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
· The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
· Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Principal Risks of Investing in the Series (continued)
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) World Index and the Morgan Stanley Capital International (MSCI) All Country World Index ex US.

The MSCI World Index is a market capitalization-weighted index that is designed to measure global developed market equity performance. It has a very small weighting in emerging markets. The MSCI All Country World Index ex US is a free float adjusted market capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets; it excludes the United States. The Indices are denominated in U.S. dollars.

World Opportunities Series - Class A Shares
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR WORLD OPPORTUNITIES SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 7.81%; 1998, -4.38%; 1999, 42.37%; 2000, 7.96%; 2001, -0.30%; 2002, -10.78%; 2003, 30.80%; 2004, 25.42% and 2005, 11.33%]

Average Annual Total Returns
(For the periods ended December 31, 2005)

	1 Year	5 Years	Since Inception*
Return Before Taxes	11.33%	10.19%	11.24%
Return After Taxes on Distributions	9.73%	9.43%	7.12%
Return After Taxes on Distributions and Sale of Series Shares	9.21%	8.61%	7.17%
Indices: (reflect no deduction for fees, expenses, or taxes)
MSCI World Index	9.49%	2.18%	6.68%
MSCI All Country World Index ex US	17.12%	6.66%	6.70%

Performance numbers for the Series are calculated from September 6, 1996, the Series' inception date. Performance numbers for the Indices are calculated from September 30, 1996.

Quarterly Returns
Highest: 27.34% in 2nd quarter 1999
Lowest: -19.90% in 3rd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

World Opportunities Series Class A Shares
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.21%
Total annual fund operating expenses	1.21%

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$123	$384	$665	$1,466

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

High Yield Bond Series

Investment Goal
Provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in bonds that are rated below investment grade and those securities that are designed to track the performance of non-investment grade securities such as derivatives. These bonds may be issued by U.S. and foreign corporations and governments, including those in emerging markets. The Series may also invest a substantial part of its assets in derivative securities, in particular index total return swaps and index-linked notes that are designed to track the return of a high yield bond index. The Fund may also invest in securities of other investment companies, such as open-end or closed-end management investment companies.

Maturity and Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series will invest primarily in non-investment grade securities, those rated below BBB by S&P or Baa by Moody's, or determined to be of equivalent quality by the Advisor. The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their "credit spreads" (i.e., the difference between the bonds' yields to maturity and those of U.S. Treasury bonds with similar maturities) to be attractive.

Bond Selection Process The Advisor attempts to identify high-yield corporate and government sectors, as well as individual securities, that offer yields and credit spreads sufficient for the risks specific to a given sector or security. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
· The relevant economic conditions and sector trends.
· The interest rate sensitivities of the particular sectors and securities.
· The yield differentials across sectors, credit qualities, and maturities.
· The "bottom-up" factors such as an issuer's financial status, market position, and managerial expertise.

Principal Risks of Investing in the Series
The value of your investment will fluctuate in response to changes in interest rates and credit spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest, or the issuer has its credit rating downgraded; the lower the quality of the bonds, the greater this risk becomes.
· Interest rates rise or credit spreads widen, both of which will cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
· The Advisor's judgements about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:
· Swaps and index-linked notes, like other derivatives, are very susceptible to changes in the market value of the underlying investments.
· Since swaps and index-linked notes are not exchange-traded, there is the risk that the party with which the Series contracts may default on its obligations.
· The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in swaps and index-linked notes may not be as liquid as the Series' other investments.

To the extent that the Series invests in derivatives tied to the high yield bond market in general, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

Principal Risks of Investing in the Series (continued)

The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:
· The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
· Because a portion of the Series' investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

In addition to the risks discussed above, the Series is subject to additional risks due to its emphasis on high yield bonds:
· High yield bonds may underperform other sectors of the bond market, or the market as a whole.
· The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
· Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
· The Series' investments in high yield bonds will subject it to a substantial degree of credit risk.

High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
This Series is not currently active and was not active for a full calendar year during its prior activation period (March 3, 2003 through September 15, 2004). Therefore, no performance information is provided.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

High Yield Bond Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.29%[1]
Total annual fund operating expenses	1.29%
Less fee waivers and expense reimbursements	(0.09)%[2]
Net Expenses	1.20%

1Other expenses are based on estimated amounts for the current fiscal year.
2The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least April 30, 2007 and may be extended.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$122*	$400*	$699*	$1,549*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Global Fixed Income Series

Investment Goal
Provide long-term total return by investing principally in fixed income securities issued by governments, banks, corporations, and supranational entities, such as the World Bank, located anywhere in the world.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in fixed income securities. These securities may be issued by issuers located anywhere in the world, including emerging markets. The Series' portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.

Maturity and Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in a given country in an attempt to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise or the currency to appreciate in a given country.

Credit Quality The Series invests primarily in investment grade securities but may invest up to 20% of its assets in lower quality bonds, commonly known as "junk bonds," those rated below BBB by S&P or Baa by Moody's, or determined to be of equivalent quality by the Advisor.

Bond Selection Process The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:
· Relative economic conditions of each country.
· Interest rate sensitivity of particular countries, sectors, and securities.
· Differences in yields offered by bonds of different sectors, credit quality, or maturities.
· The impact of currency changes on the sectors.

Principal Risks of Investing in the Series
As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
· The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.
· The Advisor's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or hedging strategy prove to be incorrect.

The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:
· The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
· Because much of the Series' investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
· The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
· Investments in emerging market countries may be more volatile than investments in more developed markets.

Principal Risks of Investing in the Series (continued)
Because the Series may invest up to 20% of its assets in lower quality bonds, it is subject to the following additional risks:
· Lower quality bonds may underperform other sectors of the bond market, or the market as a whole.
· The performance of lower quality bonds tends to be more volatile than that of other sectors of the bond market.
· Given the total size of the lower quality bond market, these bonds can be less liquid than investment grade securities.
· The Series' investments in high yield bonds will subject it to a substantial degree of credit risk.

High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that investments in derivatives are tied to the high yield bond market in general, these risks will be enhanced since there would be no ability to avoid exposure to particular issues or sectors of the market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during which it has been active. The Series was previously active from October 31, 1997 to February 28, 2003. The Series was redeemed in full on February 28, 2003 and has not held any assets or engaged in any operations since that date. The total return table shows how the average annual total return for the period of its previous activation compares to those of the Merrill Lynch Global Broad Market Index and the Merrill Lynch U.S. Treasury Bond Index. The Merrill Lynch Global Broad Market Index is a market value weighted measure of approximately 17,000 government, agency, and corporate bonds. The Merrill Lynch U.S. Treasury Bond Index is a market value weighted measure of approximately 125 U.S. Treasury bonds.

Global Fixed Income Series
% Total Return

[BAR CHART SHOWING THE PERCENT TOTALRETURN FOR THE GLOBAL FIXED INCOME SERIES FOR 1998, 1999, 2000, 2001, 2002, 2003, 2004 AND 2005 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1998, 2.78%; 1999, 4.71%; 2000, 0.51%; 2001, 0.52%; 2002, 8.60%; 2003, n/a*; 2004, n/a*; and 2005, n/a*]

* The Global Fixed Income Series was redeemed in full on February 28, 2003 and was not active for the full calendar year; therefore, no performance information has been provided. Because the Global Fixed Income Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Average Annual Total Returns
Previous Activation 10/31/97 to 2/28/03
Return Before Taxes	3.90%
Return After Taxes on Distributions	1.74%
Return After Taxes on Distributions and Sale of Series Shares	2.03%
Indices: (reflect no deduction for fees, expenses, or taxes)
Merrill Lynch Global Broad Market Index	6.18%
Merrill Lynch U.S. Treasury Bond Index	7.81%

Quarterly Returns
Highest: 4.46% in 4th quarter 2002
Lowest: -2.18% in 1st quarter 2001

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Global Fixed Income Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.27%[1]
Total annual fund operating expenses	1.27%

1Other expenses are based on estimated amounts for the current fiscal year.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$129	$403	$697	$1,534

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Financial Services Series

Investment Goal
Provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services industry. These companies include those directly engaged in providing financial services as well as in industries serving and/or supplying the financial services industry. Examples of the companies in which the Series may invest include those in the following areas: banks, thrift institutions, insurance companies, investment banks, brokerage companies, asset managers, specialty finance companies, real estate investment trusts, and service providers to those companies, such as those that provide distribution support, back office services, software, and information services. The Series may invest in U.S. and foreign companies, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the financial services industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the financial services industry by a governmental authority, index provider, rating agency or similar third-party. The Series may invest in stocks of small, large or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the financial services sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
· Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
· Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
· Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· The U.S. and/or foreign stock markets go down.
· An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
· The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the financial services industry. These risks include the following:
· The stocks of financial services companies may underperform other sectors or the market as a whole.
· The stocks of financial services companies may experience greater price volatility than other types of common stocks.
· Financial services stocks may be particularly sensitive to changes in interest rates and other economic events and legislative and regulatory changes, including increased regulatory scrutiny.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
· The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
· Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
· The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
· The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
· Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
This Series had not been active for a full calendar year as of December 31, 2005; therefore, no performance information is provided.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Financial Services Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.36%[1]
Total annual fund operating expenses	1.36%
Less fee waivers and expense reimbursements	(0.16)%[2]
Net Expenses	1.20%

1Other expenses are based on estimated amounts for the current fiscal year.
2The Advisor has contractually agreed to waive its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least April 30, 2007 and may be extended.

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years
$122*	$415*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Core Bond Series

Investment Goal
Provide long-term total return by investing primarily in corporate fixed income securities and pass-through securities.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series' use of derivatives may include, but is not limited to, futures, options, credit-default swaps, index total return swaps, and index or security-linked notes. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process The Advisor attempts to identify investment grade corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that the mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
· The relevent economic conditions and sector trends.
· The interest rate sensitivities of the particular sectors and securities.
· The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
· The "bottom-up" factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal Risks of Investing in the Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
· The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.
· Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Principal Risks of Investing in the Series (continued)
· The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:
· Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
· To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
· The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in these derivatives may not be as liquid as the Series' other investments.

To the extent that the Series invests in a swap or index-linked note linked to a broad bond market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series' mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
This Series had not been active for a full calendar year as of December 31, 2005; therefore, no performance information is provided.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Core Bond Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.60%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.40%
Total annual fund operating expenses	1.00%
Less fee waivers and expense reimbursements	(0.20)%[1]
Net Expenses	0.80%

1The Advisor has contractually agreed to waive its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 0.80% of the Series' average daily net assets. This contractual waiver will remain in effect until at least April 30, 2007 and may be extended.

Fees and Expenses of the Series (continued)

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$82*	$298*	$533*	$1,206*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Core Plus Bond Series

Investment Goal
Provide long-term total return by investing primarily in corporate fixed income securities and pass-through securities.

Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its assets in below investment grade securities (also referred to as "high yield bonds") and an additional 20% may be invested in non-dollar denominated securities, including securities issued by companies located in emerging markets. The Series' use of derivatives may include, but is not limited to futures, options, credit-default swaps, index total return swaps, and index or security-linked notes. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in order to realize gains for the Series. Conversely, the Advisor would invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB by S&P and those rated below Baa by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process The Advisor attempts to identify corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
· The relevant economic conditions and sector trends.
· The interest rate sensitivities of the particular sectors and securities.
· The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
· The "bottom-up" factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal Risks of Investing in the Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
· Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

Principal Risks of Investing in the Series (continued)
· The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.
· Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
· The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

In addition to the risks discussed above, the Series is subject to additional risks due its ability to invest up to 20% of its assets in high-yield bonds:
· High yield bonds may underperform other sectors of the bond market, or the market as a whole.
· The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
· Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
· The Series' investments in high yield bonds will subject it to a substantial degree of credit risk.

Since high yield bonds are lower-rated corporate or government bonds, they pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that any derivative investments are tied to the high yield bond market in general, the risks to the Series will be enhanced since there is no ability to avoid exposure to particular issuers or sectors of the high yield bond market.

The Series is also subject to additional risks given its ability to invest up to 20% of its assets in non-dollar denominated (i.e., foreign) bonds. These risks include:
· The prices of foreign bonds may at times move in a different direction than the prices of bonds issued in the United States.
· Because such investments are denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those currencies and the U.S. dollar.
· The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
· Investments in emerging market countries can be more volatile than investments in more developed countries.

The Series is subject to the following risks due to its ability to invest in derivatives:
· Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
· To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
· The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in the previously mentioned types of derivatives may not be as liquid as the Series' other investments.

The Series' mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Principal Risks of Investing in the Series (continued)
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary of Past Performance
This Series had not been active for a full calendar year as of December 31, 2005; therefore, no performance information is provided.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Core Plus Bond Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.70%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.18%
Total annual fund operating expenses	0.88%

The example below assumes that:
· You invest $10,000 for the periods shown
· The Series' operating expenses remain the same
· Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$90	$281	$488	$1,084

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments
Equity Securities Each of the Series, with the exception of the High Yield Bond Series, Global Fixed Income Series, Core Bond Series and Core Plus Bond Series, may purchase equity securities. These equity securities will usually be exchange-traded or over-the-counter (OTC) common stocks.

Foreign Securities The International Series and World Opportunities Series invest principally in the common stocks of foreign companies. Each Series that may invest in equity securities may invest in equity securities of foreign issuers, including those in emerging markets and ADRs. The Core Bond Series and Core Plus Bond Series may invest in yankee bonds, which are foreign bonds that are denominated in U.S. dollars. The Global Fixed Income Series invests principally in foreign bonds, and the High Yield Bond Series and Core Plus Bond Series may also invest in foreign bonds.

Fixed Income Securities The High Yield Bond Series, Global Fixed Income Series, Core Bond Series and Core Plus Bond Series invest primarily in a variety of fixed income investments. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may be of any credit quality and have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind.

High Yield Bonds The High Yield Bond Series, Global Fixed Income Series and Core Plus Bond Series may invest in high yield bonds. High yield bonds are lower-rated debt securities often referred to as "junk bonds." These securities offer a higher yield compared to investment grade securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. In addition, foreign countries with political or economic instability may issue high yield bonds. This means that the issuer may have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high yield bonds are influenced more by changes in the financial and business position of the issuer than by changes in interest rates.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but are not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily use forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

Derivative Securities The High Yield Bond Series, Core Bond Series and Core Plus Bond Series may invest in swaps, in particular index total return swaps, and/or index-linked notes. An index total return swap is a contract where one party exchanges a particular income stream for a corresponding income stream that replicates the credit quality and market performance of a benchmark (such as the Lehman Brothers High Yield Corporate Bond Index). Similarly, an index-linked note is a security whose coupon/total return replicates the credit quality and the market performance of a benchmark. The purpose of these investments is to provide the Series with exposure to a specific sector of the bond market without directly investing in individual bonds.

Mortgage Dollar Rolls The Core Bond Series and Core Plus Bond Series may invest in mortgage dollar rolls. Mortgage dollar rolls are transactions in which a Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. They simulate an investment in mortgage-backed securities and may enhance the Series' returns and reduce its administrative burdens compared with holding mortgage-backed securities directly.

ETFs The World Opportunities Series, High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series may invest in ETFs. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About Principal Risks
In addition to the principal risks discussed in the individual fund summaries, certain Series are subject to the following risks:

Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign companies.

Emerging Market Risk A Series that invests in stocks located in emerging market countries may be exposed to additional risks. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk A Series that invests in securities denominated in, and/or receiving revenues in, foreign currencies, will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Risks Related to Currency Hedging A Series that uses currency hedging will be exposed to additional risks. The value of a Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Prepayment and Extension Risk A Series that invests in fixed income securities will be subject to the risk that the bonds may be paid off earlier or later than expected. Either situation could cause the Series to hold securities paying lower-than-market rates of interest, which could hurt the Series' yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Series because the Series will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Lower-rated investment grade securities Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by a Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Mortgage Dollar Rolls A Series' use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Series. At the time a Series enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Series.

More Information About Principal Risks (continued)
Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Defensive Investing
Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Goals
Each Series' investment goal (described under "Goals, Strategies, and Risks"), except for those of the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series and Core Plus Bond Series, is a fundamental policy and may not be changed without obtaining the approval of the respective Series' shareholders. The investment goals of the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series and Core Plus Bond Series are not fundamental policies, and the Series' board of directors may change these goals without obtaining the approval of the shareholders of these Series. Each of the Small Cap Series, Commodity Series, Technology Series, Life Sciences Series, High Yield Bond Series, Global Fixed Income Series, Financial Services Series, Core Bond Series and Core Plus Bond Series will notify its shareholders at least 60 days before changing its investment strategy to invest, under normal circumstances, at least 80% of its assets in the type of securities suggested by its name. The Series may not succeed in achieving their goals.

Management

The Advisor
The Series' advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $11 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series. A designated Research Team for each Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. For the Series that invest in stocks, the Research Team works with the Advisor's other analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

For the Series that invest in bonds, the Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolios. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following people serve on the various Series' Research Teams and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jack Bauer, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1990. Current position held since 1990. Member of Senior Research Group since 1992. Member of Core Bond Series and Core Plus Bond Series Teams since 2004. Member of High Yield Bond and Global Fixed Income Series Research Team since 2002 and 1997, respectively.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Eric L. Daniels, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2003. Current position held since 2003. Member of Life Sciences Series Research Team since 2003. Previous position held in the last five years: Vice President, JP Morgan Securities, 2000-2003

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004. Member of Technology Series Research Team since 2003.

Portfolio Managers (continued)

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002. Member of International Series and World Opportunities Series Research Teams since 2004.

Name and Title	R. Keith Harwood, Fixed Income Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1998. Member of High Yield Bond Series Research Team since 2002. Member of Core Bond Series and Core Plus Bond Series Research Teams since 2004.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Member of International Series and World Opportunities Series Research Teams since 2004. Executive Group Member* since 2002. Member of Life Sciences Series Research Team since 2002.

Name and Title	Brian W. Lester, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 2001. Member of Life Sciences Series Research Team since 2002.

Name and Title	Jason P. Lisiak, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 2001. Member of Small Cap Series Research Team since 2004.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992. Member of Financial Services Series Research Team since 2004.

Name and Title	John D. Mitchell, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2001. Current position held since 2004. Member of Financial Services Series Research Team since 2004. Previous positions held in the last five years: Research Associate, 2003-2004, Research Assistant, 2002-2003, Reconciler, 2001-2002.

Name and Title	James Nawrocki, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 2004. Current position held since 2004. Member of Core Bond Series, Core Plus Bond Series and Global Fixed Income Series Research Team since 2004. Previous positions held in the last five years: VP Senior Fixed Income Manager, Citizens Bank, 1999-2004.

Portfolio Managers (continued)

Name and Title	Ajay M. Sadarangani, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2001. Current position held since 2004. Member of Technology Series Research Team since 2004. Previous positions held in the last five years: Research Associate, 2003-2004, Research Assistant, 2001-2003.

Name and Title	Walter B. Stackow, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2002. Current position held since 2002. Member of Small Cap Series Research Team since 2004. Previous positions held in the last five years: Equity Analyst, Henssler & Associates, 1998-2002.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992. Member of International Series, World Opportunities Series, and Global Fixed Income Series Research Teams since 1992, 1996, and 1997, respectively.

Name and Title	Virge J. Trotter, III, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 1992. Member of Financial Services Series Research Teams since 2004.

Name and Title	Jeffrey M. Tyburski, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 2002. Member of Small Cap Series Research Teams since 2004. Previous position held in the last five years: Research Associate, 1999-2002.

Name and Title	Jay Welles, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2000. Current position held since 2004. Member of Technology Series Research Teams since 2004. Previous position held in the last five years: Research Associate, 2003-2004; Research Assistant, 2001-2003.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management teams, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

More About Discretionary Investment Accounts
The Advisor uses these Series to attempt to capture investment opportunities in specific market or industry sectors and to provide diversification among asset classes (for example, international stocks or small company stocks) that could not otherwise be captured efficiently and with sufficient diversification. The Advisor invests discretionary investment accounts in a sector when it believes that the market sector to which it is dedicated presents an opportunity to capture investment values or to diversify investment risk.

The Advisor's decisions on when to purchase shares for discretionary investment accounts are based on the following points:

1. The Advisor holds a strong overview for the sector, but it believes that purchasing individual securities in that sector would involve a high degree of risk.

2. The Advisor believes that the Series will provide the opportunity to invest in an undervalued segment of the financial markets and that this opportunity could not be efficiently captured without the use of the Series.

3. The Advisor believes that the Series will provide the ability to diversify risk in clients' accounts through investing in a market sector or asset class (e.g., small capitalization stocks or international securities), and that this diversification could not be efficiently achieved without the use of the Series.

The portion of a client account invested in each Series may increase or decrease in size depending upon the number of opportunities identified by the Advisor for the client's investment objectives. Once the Advisor decides an investment opportunity has been captured, shares of the Series may be sold from clients' accounts. It is possible for more than one Series to be utilized at the same time, but each Series will be utilized based on an individual analysis of that sector and on the Advisor's assessment of the appropriateness of Series participation to each client's investment objectives.

As a general rule, the investment in shares of a Series (other than the Core Bond Series and Core Plus Bond Series) on behalf of clients is limited to a maximum of 5% or, if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, to a maximum of 10% of the client's portfolio. Because the Core Bond Series and the Core Plus Bond Series will take the place of a portion of an account's bond holdings, these limits do not apply to those two Series.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

Management Fees
In return for services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by each Series as described below. The Advisor has contractually agreed to limit total operating expenses of the Technology Series, High Yield Bond Series, Financial Services Series, Core Bond Series and Core Plus Bond Series as shown below. In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses for several Series in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding the levels shown below. The contractual waivers for the Technology Series, High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series will remain in effect at least until April 30, 2007 and may be extended. The Advisor may change or eliminate all or part of the voluntary waivers at any time.

Annual Management Fees (as a percentage of daily net assets)

Series	Contractual Management Fee	Contractual Expense Limitation	Voluntary Expense Limitation[1]	Actual Management Fee Paid for Year Ended 12/31/05[2]
Small Cap Series	1.00%	n/a	1.22%	1.00%
Commodity Series[3]	1.00%	n/a	n/a	n/a
Technology Series	1.00%	1.20%	n/a	0.97%
International Series	1.00%	n/a	1.30%	1.00%
Life Sciences Series	1.00%	n/a	1.18%	1.00%
World Opportunities Series	1.00%	n/a	1.27%	1.00%
High Yield Bond Series[3]	1.00%	1.20%	n/a	n/a
Global Fixed Income Series[3]	1.00%	n/a	n/a	n/a
Financial Services Series	1.00%	1.20%	n/a	n/a4
Core Bond Series	0.60%	0.80%	n/a	n/a4
Core Plus Bond Series	0.70%	0.90%	n/a	n/a4

1The Advisor may change or eliminate all or part of the voluntary waivers at any time.
2Reflects the actual amount paid, including the effects of fee waivers and expense reimbursements.
3The Commodity Series, High Yield Bond Series, and Global Fixed Income Series were not active as of December 31, 2005.
4The Series had not operated for a full fiscal year as of December 31, 2005.

A discussion regarding the basis for the Board of Directors' approval of the Series' investment advisory agreements is available in the Series' annual reports dated December 31, 2005, which cover the period January 1, 2005 through December 31, 2005.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

Investment & Account Information

Offering of Shares
Shares of the Series are offered to persons who are discretionary investment account clients or employees of the Fund's Advisor or its affiliates. In addition, shares of certain of the Series included in this prospectus are offered to investors who purchase shares directly from the distributor. All orders to purchase shares on behalf of discretionary investment account clients will be processed at the net asset value next determined after receipt by the transfer agent of a duly completed purchase order transmitted by the Advisor to the transfer agent.

Currently, there is no initial minimum investment for investment advisory accounts of the Advisor and its affiliates. For employees of the Advisor or its affiliates, the minimum initial investment is $250; this minimum is waived for participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund has the right to refuse any order. The Fund may suspend offering shares of these Series to other than discretionary accounts of the Advisor.

Manning & Napier Investor Services, Inc. acts as distributor of the Fund shares. There are no additional costs to clients for this service.

How to Redeem Shares
Discretionary investment account clients wishing to rescind or modify their authorization for the Advisor to invest in the Fund on their behalf must send a letter of instructions signed by all the registered owners of the account.

All redemption orders received in good order (i.e., with all required information, signatures, and documentation) by the transfer agent before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m., Eastern time, although it may be earlier. Orders received after the close of trading will be executed at the next business day's share price. The Fund is open for business each day the NYSE is open. Proceeds of the sale will be forwarded to the custodian of the account.

Each Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. The Fund may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Excessive Trading
The Series are intended for long-term investment purposes only. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by direct shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by direct shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority

Excessive Trading (continued)
of a Series' shares), and as a result excessive trading could adversely affect a Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

The Series that invest in small cap securities, which often trade in lower volumes and may be less liquid than securities of larger companies, may be more susceptible to the risks posed by frequent trading because changes to the Series' portfolio holdings in response to frequent trading may impact the market prices of the small cap securities held by the Series.

In addition, because several of the Series invest in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the value of those Series' shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Series' shares if the prices of the Series' foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series use fair value pricing, see "Valuation of Shares."

Direct shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. For direct shareholders who exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Valuation of Shares
The Series offer their shares at the NAV per share of the Series. The Series calculate their NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAV and transaction deadlines to that time.

The Series generally value the securities in their portfolios on the basis of market quotations and valuations provided by independent pricing services. In calculating their NAVs, the Series generally value their investment portfolios at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' U.S. stock holdings are traded primarily on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value for example, if the exchange on

Valuation of Shares (continued)
which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Disclosure of the Series' Portfolio Holdings
The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, each Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
· Pay dividends once a year, in December.
· Make capital gains distributions, if any, once a year, typically in December.

Each Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends paid by each Series are reinvested in additional shares of the same class of that Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by a Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights
The financial highlights tables are intended to help you understand the Series' financial performance for the past five years or, if shorter, for the period of the Series' operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Series' financial statements, are included in the annual reports, which are available upon request. No financial highlights are presented for the Commodity Series because that Series had never been activated as of December 31, 2005, and therefore it had no financial history.

Small Cap Series - Class A Shares
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$15.01	$13.12	$9.52	$11.49	$10.57
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.07)	(0.04)	(0.03)	_2
Net realized and unrealized gain (loss) on investments	2.20	2.66	3.64	(1.94)	2.26
Total from investment operations	2.13	2.59	3.60	(1.97)	2.26
Less distributions to shareholders:
From net investment income	_	_	_	_	(1.34)
From net realized gain on investments	(3.48)	(0.70)	_	_	__
Total distributions to shareholders	(3.48)	(0.70)	_	_	(1.34)
Net asset value - End of year	$13.66	$15.01	$13.12	$9.52	$11.49
Total return[1]	14.11%	19.81%	37.82%	(17.15)%	(22.05)%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.19%	1.22%	1.22%	1.24%	1.19%
Net investment income (loss)	(0.51%)	(0.54%)	(0.39%)	(0.28%)	0.01%
Portfolio turnover	55%	61%	42%	70%	88%
Net assets - End of year (000's omitted)	$154,416	$169,438	$139,909	$95,772	$108,525

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
N/A      0.01%      0.01%      N/A      N/A

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.
2Less than $0.01 per share.

Financial Highlights

Technology Series
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$8.19	$7.44	$3.73	$5.91	$7.16
Income (loss) from investment operations:
Net investment loss	(0.03)	(0.04)[1]	(0.03)	(0.03)[1]	(0.03)
Net realized and unrealized gain (loss) on investments	0.21	0.79	3.74	(2.15)	(1.22)
Total from investment operations	0.18	0.75	3.71	(2.18)	(1.25)
Net asset value - End of year	$8.37	$8.19	$7.44	$3.73	$5.91
Total return[2]	2.20%	10.08%	99.46%	(36.89)%	(17.46)%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.48%)	(0.52%)	(0.58%)	(0.71%)	(0.49)%
Portfolio turnover	116%	50%	83%	137%	63%
Net assets - End of year (000's omitted)	$110,656	$63,321	$20,032	$10,178	$53,071

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
                              0.03%     0.16%     0.81%     0.41%     0.11%

1Calculated based on average shares outstanding during the year.
2Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year.

Financial Highlights

International Series
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$9.52	$8.83	$6.67	$7.89	$10.40
Income (loss) from investment operations:
Net investment income	0.11	0.08	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments	1.21	1.44	2.72	(1.20)	(2.18)
Total from investment operations	1.32	1.52	2.79	(1.13)	(2.13)
Less distributions to shareholders:
From net investment income	(0.11)	(0.08)	(0.06)	(0.07)	(0.05)
From net realized gain on investments	(0.83)	(0.75)	(0.57)	(0.02)	(0.33)
Total distributions to shareholders	(0.94)	(0.83)	(0.63)	(0.09)	(0.38)
Net asset value - End of year	$9.90	$9.52	$8.83	$6.67	$7.89
Total return[1]	13.99%	17.67%	42.10%	(14.30)%	(20.48)%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.24%	1.29%	1.30%*	1.32%	1.28%
Net investment income	1.10%	0.86%	0.94%	0.96%	0.54%
Portfolio turnover	35%	19%	46%	5%	6%
Net assets - End of year (000's omitted)	$193,168	$165,917	$129,479	$80,945	$84,124

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.02%.

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03.

Financial Highlights

Life Sciences Series
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$11.89	$11.96	$9.35	$12.52	$12.69
Income (loss) from investment operations:
Net investment loss	(0.04)	(0.07)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	1.71	0.43	2.76	(2.23)	1.47
Total from investment operations	1.67	0.36	2.74	(2.25)	1.43
Less distributions to shareholders:
From net investment income	_	_	_	_[2]	(0.05)
From net realized gain on investments	(1.46)	(0.43)	(0.13)	(0.92)	(1.55)
Total distributions to shareholders	(1.46)	(0.43)	(0.13)	(0.92)	(1.60)
Net asset value - End of year	$12.10	$11.89	$11.96	$9.35	$12.52
Total return[1]	14.16%	3.03%	29.39%	(17.93)%	11.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.17%	1.18%	1.18%	1.20%	1.14%
Net investment loss	(0.32%)	(0.62%)	(0.19%)	(0.25%)	(0.36%)
Portfolio turnover	110%	109%	86%	76%	120%
Net assets - End of year (000's omitted)	$221,302	$185,487	$164,990	$120,245	$141,039

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
N/A      0.04%      0.01%      N/A      N/A

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.
2Less than $0.01 per share.

Financial Highlights

World Opportunities Series Class A Shares
For the Years Ended	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$8.33	$6.84	$5.28	$5.98	$6.18
Income (loss) from investment operations:
Net investment income	0.07	0.05	0.06	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.87	1.68	1.56	(0.71)	(0.09)
Total from investment operations	0.94	1.73	1.62	(0.65)	(0.03)
Less distributions to shareholders:
From net investment income	(0.07)	(0.06)	(0.06)	__	(0.17)
From net realized gain on investments	(0.74)	(0.18)	__[2]	(0.05)	__
Total distributions to shareholders	(0.81)	(0.24)	(0.06)	(0.05)	(0.17)
Net asset value - End of year	$8.46	$8.33	$6.84	$5.28	$5.98
Total return[1]	11.33%	25.42%	30.80%	(10.78)%	(0.30)%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.21%	1.26%	1.27%*	1.30%	1.21%
Net investment income	0.95%	0.75%	1.25%	1.10%	0.95%
Portfolio turnover	46%	42%	31%	41%	42%
Net assets - End of year (000's omitted)	$206,636	$160,895	$119,845	$78,772	$83,196

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.01%.

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03.
2Less than $0.01 per share.

Financial Highlights

High Yield Bond Series

		For the Period 1/1/04 to 9/15/04[2]	For the Period 3/3/03[1] to 12/31/03
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period		$10.43	$10.00
Income (loss) from investment operations:
Net investment income		0.40	0.45
Net realized and unrealized gain (loss) on investments		(0.02)	0.48
Total from investment operations		0.38	0.93
Less distributions to shareholders:
From net investment income		(0.41)	(0.44)
From net realized gain on investments		(0.37)	(0.06)
Total distributions to shareholders		(0.78)	(0.50)
Net asset value - End of period		$10.03[5]	$10.43
Total return[3]		3.62%[6]	9.31%
Ratios (to average net assets)/Supplemental Data:
Expenses*		1.20%[4,6]	1.20%[4]
Net investment income		5.24%[4,6]	5.41%[4]
Portfolio turnover		25%[6]	23%
Net assets - End of period (000's omitted)	$	_	$87,375

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows: 0.09%4,6  0.08%4

1Commencement of operations.
2Date of complete redemption.
3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
4Annualized.
5Represents the net asset value per share immediately prior to the complete redemption on September 15, 2004.
6The Series ceased investment operations as of September 15, 2004; therefore, total return and ratios may not be representative of an actively operating series.

Financial Highlights

Global Fixed Income Series
			For Years Ended
		For the Period 1/1/03 to 2/28/03[5]	12/31/02	12/31/01
Per share data (for a share outstanding throughout each period):
Net asset value -Beginning of period		$9.40	$8.82	$9.18
Income (loss) from investment operations:
Net investment income		0.05[8]	0.39	0.49[2]
Net realized and unrealized gain (loss) on investments		0.12	0.37	(0.44)[2]
Total from investment operations		0.17	0.76	0.05
Less distributions to shareholders:
From net investment income		(0.39)	(0.18)	(0.41)
From net realized gain on investments		_	_	_
Total distributions to shareholders		(0.39)	(0.18)	(0.41)
Net asset value-End of period		$9.18[7]	$9.40	$8.82
Total return[1]		1.81%[6]	8.60%	0.52%
Ratios (to average net assets)/Supplemental Data:
Expenses		1.40%[4,6]	1.26%	1.20%
Net investment income		3.32%[4,6]	4.17%	5.00%[2]
Portfolio turnover		0%	20%	21%
Net assets End of period (000's omitted)	$	_	$86,292	$83,693

1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Periods less than one year are not annualized. 2As required, effective January 1, 2001, the Series adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies. The guide requires amortization of premiums and discounts on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets from 4.75% to 5.00%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
3Less than $0.01 per share.
4Annualized.
5Date of complete redemption.
6The Series ceased investment operations as of February 28, 2003; therefore, total return and ratios may not be representative of an actively operating series.
7Represents the net asset value per share immediately prior to the complete redemption on February 28, 2003.
8Computed using average shares outstanding throughout the period.

Financial Highlights

Financial Services Series

For the Period 7/1/051 to 12/31/05
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain on investments	0.69
Total from investment operations	0.74
Less distributions to shareholders:
From net investment income	(0.04)
Net asset value - End of period	$10.70
Total return[2]	7.39%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[3]
Net investment income	0.95%[3]
Portfolio turnover	6%
Net assets - End of period (000's omitted)	$49,674

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.16%3.

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Annualized.

Financial Highlights

Core Bond Series

For the Period 4/21/05[1] to 12/31/05
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.21
Net realized and unrealized loss on investments	(0.11)
Total from investment operations	0.10
Less distributions to shareholders:
From net investment income	(0.21)
Net asset value - End of period	$9.89
Total return[2]	0.98%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.80%[3]
Net investment income	3.08%[3]
Portfolio turnover	293%
Net assets - End of period (000's omitted)	$28,578

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.20%3.

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Annualized.

Financial Highlights

Core Plus Bond Series

For the Period 4/21/05[1] to 12/31/05
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.22
Net realized and unrealized loss on investments	(0.12)
Total from investment operations	0.10
Less distributions to shareholders:
From net investment income	(0.21)
Net asset value - End of period	$9.89
Total return[2]	1.04%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.88%[3]
Net investment income	3.12%[3]
Portfolio turnover	290%
Net assets - End of period (000's omitted)	$175,594

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
3Annualized.

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Exeter Fund, Inc.®

Exeter Fund, Inc.

Small Cap Series
Commodity Series
Technology Series
International Series
Life Sciences Series
World Opportunities Series
High Yield Bond Series
Global Fixed Income Series
Financial Services Series
Core Bond Series
Core Plus Bond Series

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of this prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
· You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter_ fund.asp.

· You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Fund nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell their shares.

Investment Company Act file no. 811-04087

Exeter Fund, Inc.®

Exeter Fund, Inc.

Statement of Additional Information dated May 1, 2006

This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectus dated May 1, 2006 for each of the following Series of Exeter Fund, Inc. (the "Fund"): Small Cap Series, Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series (each a "Series"), copies of which may be obtained from Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, NY 14450. This SAI also relates to the Class A, B, C, D and E Shares of the Small Cap Series and the World Opportunities Series.

Each Series' audited financial statements from the Series' annual reports for the fiscal year ended December 31, 2005, are hereby incorporated by reference into this Statement of Additional Information. These Reports may be obtained without charge by calling 1-800-466-3863.

B-

Investment Goals

Each of the Series' investment goals as well as its principal investment policies and strategies with respect to the composition of their respective portfolios are described in the prospectus. The following sections provide more information about those principal policies and strategies as well as information about other policies and strategies.

For the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series the investment goal is not fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in the goal of the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series, or Core Plus Bond Series, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs. For the other Series, each Series' investment goal is fundamental, which means that the investment goal of a Series may not be changed without the approval of a "majority of the outstanding voting securities" of such Series, as such term is defined in the Investment Company Act of 1940, as amended (å1940 Actæ). The New York Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax, under normal circumstances. The Ohio Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax, under normal circumstances. The Diversified Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax, under normal circumstances. These fundamental investment policies may not be changed without the approval of a "majority of the outstanding voting securities" of the Series, as such term is defined in the 1940 Act.

The investment policy of the Small Cap Series is to invest, under normal circumstances, at least 80% of its assets in companies with small market capitalizations. The investment policy of the Commodity Series is to invest, under normal circumstances, at least 80% of its assets in commodity-based industries. The investment strategy of the Technology Series is to invest, under normal circumstances, at least 80% of its assets in stocks of technology-based industries. The investment strategy of the High Yield Bond Series is to invest, under normal circumstances, at least 80% of its assets in bonds that are rated below investment grade and those securities that are designed to track the performance of non-investment grade securities such as derivatives. The investment strategy of the Life Sciences Series is to invest, under normal circumstances, at least 80% of its assets in stocks of companies involved in the life sciences and related industries. The investment policy of the Financial Services Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services and related industries. The investment strategy of the Core Bond Series is to invest, under normal circumstances, at least 80% of its assets in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. The investment strategy of the Core Plus Bond Series is to invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. Each Series will notify its shareholders at least sixty (60) days prior to any change in its respective policy.

The Small Cap Series, the International Series, the World Opportunities Series, the New York Tax Exempt Series, the Ohio Tax Exempt Series, and the Diversified Tax Exempt Series are diversified mutual funds. The other Series are non-diversified.

Investment Policies and Risks

EQUITY INVESTMENTS

Common Stocks. Each Series, with the exception of the New York Tax Exempt Series, the Ohio Tax Exempt Series, the Diversified Tax Exempt Series (hereinafter collectively referred to as the åTax Exempt Seriesæ), the High Yield Bond Series, and the Global Fixed Income Series, may purchase common stocks. The High Yield Bond Series, Global Fixed Income Series, Core Bond Series, and Core Plus Bond Series may acquire and hold common stocks temporarily if such investments are acquired in connection with the Series’ other investment activities. The Advisor expects to divest the High Yield Bond Series, Global Fixed Income Series, Core Bond Series, and Core Plus Bond Series of any common stocks they receive promptly after their acquisition. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Depository Receipts. Each Series may purchase Depository Receipts. Depository Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depository. Depository Receipts are not necessarily denominated in the same currency as the underlying securities. American Depository Receipts ("ADRs"), are dollar-denominated Depository Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the United States.

Depository Receipts may be "sponsored" or "unsponsored." Sponsored Depository Receipts are established jointly by a depository and the underlying issuer, whereas unsponsored Depository Receipts may be established by a depository without participation by the underlying issuer. Holders of unsponsored Depository Receipts generally bear all the costs associated with establishing unsponsored Depository Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

Initial Public Offerings. Each Series which may purchase common stock may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Series' purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Preferred Stocks. Each Series may invest in preferred stocks. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, although they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Series can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible Securities. Each Series may invest in securities that are convertible at either a stated price or a stated rate into underlying shares of common stock, thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities provide higher yields than the underlying equity, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock. The principal factor in selecting convertible bonds is the potential to benefit from movement in the stock price. There is no minimum rating standard for the debt aspects of such securities. Convertible bonds purchased by a Series may be subject to the risk of being called by the issuer.

Warrants. Each Series (with the exception of the Global Fixed Income Series, Tax Exempt Series, Core Bond Series, and Core Plus Bond Series) may purchase warrants. Warrants acquired by a Series entitle it to buy common stock from the issuer at a specified price and time. Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which the warrant entitles the holder to purchase, and (2) do not represent any rights in the assets of the issuer. Warrants purchased by the Fund may or may not be listed on a national securities exchange. None of the Series permitted to invest in warrants may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

REITs. Each Series (with the exception of Core Bond Series and Core Plus Bond Series) may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") or its failure to maintain exemption from registration under the 1940 Act.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs. A Series may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended.

Trust Certificates, Partnership Interests and Equity Participations. Each Series (with the exception of Core Bond Series and Core Plus Bond Series) may invest in equity securities that are interests in non-corporate entities. These securities, which include trust certificates, partnership interests and equity participations, have different liability and tax characteristics than equity securities issued by a corporation, and thus may present additional risks to the Series. However, the investment characteristics of these securities are similar to those of traditional corporate equity securities.

FIXED INCOME INVESTMENTS

Corporate Debt Obligations. Each Series may invest in corporate debt obligations issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S. Government Securities. Each Series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury, which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association (åFannie Maeæ), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (åGNMAæ), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks (åFHLBæ), Federal Home Loan Mortgage Corporation (åFHLMCæ), Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board and the Student Loan Marketing Association (åSallie Maeæ).

Obligations of U.S. Government agencies and instrumentalities such as Fannie Mae, FHLB, FHLMC and Sallie Mae are not supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

A Series will invest in securities of such instrumentality only when the Fund's investment advisor, Manning & Napier Advisors, Inc. (the åAdvisoræ), is satisfied that the credit risk with respect to any instrumentality is consistent with the Series’ goal and strategies.

Mortgage-Backed Securities. Each Series, except for the Tax Exempt Series, may invest in mortgage-backed securities which represent an interest in a pool of mortgage loans. These securities are issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae, and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each Series, except for the Tax Exempt Series, may also invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two top categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer's general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity Series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Mortgage Dollar Rolls. Mortgage dollar rolls are transactions in which a Series sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. A mortgage dollar roll program may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potential reduced administrative burdens, than directly holding mortgage-backed securities. A mortgage dollar roll can be viewed as a collateralized borrowing in which a Series pledges a mortgage-backed security to a counterparty to obtain cash. The counterparty with which a Series enters into a mortgage dollar roll transaction is not required to return the same securities as those originally sold by the Series, but rather only securities which are åsubstantially identical.æ To be considered substantially identical, the securities returned to the Series generally must be of the same type, coupon, and maturity and meet the ågood delivery guidelinesæ established by the Bond Market Association, which is a private trade association of dealers in debt securities. Notwithstanding a dealer’s compliance with the ågood delivery guidelines,æ a Series may assume some risk because the characteristics of the mortgage-backed securities delivered to the Series may be less favorable than the mortgage-backed securities the Series delivered to the dealer. If the broker-dealer to whom a Series sells the securities becomes insolvent, the Series’ right to repurchase the securities may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the securities may change adversely over the term of the mortgage dollar roll and that the securities a Series is required to repurchase may be worth less than the securities that the Series originally held. To avoid senior security concerns, a Series will åcoveræ any mortgage dollar roll as required by the 1940 Act.

Asset-Backed Securities. Each Series, except for the Tax Exempt Series, may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. Consequently, asset-backed securities are subject to call risk and extension risk (described below).

High Yield Securities. High yield securities are fixed income securities that are rated below BBB by S&P or Baa by Moody's and are considered to be "below investment grade" because they are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The Global Fixed Income Series, World Opportunities Series, and Core Plus Bond Series may invest up to 20% of their assets in corporate debt securities rated below investment grade. Under normal circumstances, the High Yield Bond Series will invest at least 80% of its assets in bonds rated below investment grade and similar investments. The High Yield Bond Series may invest up to 100% of its assets in corporate or government debt securities rated below investment grade.

Market prices of these securities may fluctuate more than higher rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event the Global Fixed Income Series or World Opportunities Series purchases an investment grade fixed income security that is subsequently downgraded to a high yield security, as discussed in this paragraph, the Advisor will review and take appropriate action, including no action, with regard to the security. Each Series will also seek to minimize risk by diversifying its holdings. For a description of the above ratings, see Appendix A.

Yankee Bonds. Each Series may invest in U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A of the 1933 Act ("Yankee bonds"). These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker’s acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee bonds, as obligations of foreign issuers, are subject to the same types of risks discussed in åRisk of Foreign Securitiesæ below. The Yankee bonds selected for a Series will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Obligations of Supranational Agencies. The Global Fixed Income Series, High Yield Bond Series, Core Bond Series, and Core Plus Bond Series may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Union and the European Investment Bank. For concentration purposes, supranational entities are considered an industry.

Zero-Coupon Bonds. Each of the Series may invest in so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and generally pay interest only at maturity rather than at intervals during the life of the security. Each Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

Variable and Floating Rate Instruments. Certain of the obligations purchased by a Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Short-Term Investments. For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each Series may depart from its investment goals and invest up to 100% of its assets in all types of money market instruments (including securities guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan institutions deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or Prime-1 by Moody's, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix.

Risks of Fixed Income Securities. Investments in fixed income securities may subject a Series to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security’s market value will differ depending upon the security’s maturity and duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Series to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Series will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Series will suffer from the inability to invest in higher yield securities.

OTHER INVESTMENTS

Foreign Securities. This paragraph applies to each of the Series with the exception of the Financial Services Series, Core Bond Series, and Core Plus Bond Series. The International Series will, under normal circumstances, invest at least 65% of its total assets, and expects to be fully invested, in equity securities of foreign companies. The World Opportunities Series will invest at least 65% of its total assets in common stocks of companies domiciled in at least three different countries. In addition, it may also invest up to 35% of its total assets in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies and instrumentalities. The Global Fixed Income Series will, under normal circumstances, have at least 65% of the value of its total assets invested in fixed income securities of issuers located in three or more countries. In addition, the Commodity Series may invest up to 100%, the Life Sciences Series may invest up to 25% of its assets, the High Yield Bond Series may invest up to 50%, and each other Series, with the exception of the Tax Exempt Series, may invest up to 10% of its assets in foreign securities which are not publicly traded in the United States. The Small Cap Series, Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, World Opportunities Series, and the Tax Exempt Series will invest no more than 25% of its assets in securities issued by any one foreign government. Each Series that may invest in equity securities may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

Each of the above Series' restrictions on investment in foreign securities as described above are fundamental policies that cannot be changed without the approval of a majority of the outstanding voting securities of the Series, as defined in the 1940 Act.

The Financial Services Series may invest up to 10% of its assets in foreign securities, including those that are not publicly traded in the United States. The Financial Services Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies. The Core Bond Series may not invest in non-dollar denominated securities. The Core Plus Bond Series may invest up to 20% of its assets in non-dollar denominated securities, including securities issued by companies located in emerging markets. Each of the Core Bond Series, Core Plus Bond Series, and Financial Services Series will invest no more than 20% of its assets in securities issued by any one foreign government.

There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. The Global Fixed Income Series and Core Plus Bond Series’ policies under which they have no limit on the amount they may invest in any one country may involve a higher degree of risk than if the Series were more diversified among countries. The special risks associated with investing in a small number of countries include a greater effect on portfolio holdings of country-specific economic factors, currency fluctuations, and country-specific social or political factors. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle.

Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

A Series’ investments in emerging markets can be considered speculative, and therefore may offer greater potential for gains and losses than investments in developed markets of the world. Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also may have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Series' investments are denominated relative to the U.S. dollar will affect the Series' net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country’s economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Series' securities are quoted would reduce the Series' net asset value per share.

Small and mid-size company securities. Under normal circumstances, the Small Cap Series will invest at least 80% of its assets in securities of companies with small market capitalizations, defined, generally, as companies whose market capitalization is in the range of those companies included in the Russell 2500 Index as of its most recent reconstitution, which occurs June 30 each year. Currently, these companies include issuers with market capitalizations of less than $5.2 billion, but this figure will be adjusted (up or down) to reflect the most recent reconstitution of the index. In addition, each of the Series that may invest in equity securities may invest in small and mid-size companies. Securities of small companies often have only a small proportion of their outstanding securities held by the general public. They may have limited trading markets that may be subject to wide price fluctuations. Small and mid-size companies may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. Small and mid-size companies may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small and mid-size companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small and mid-size companies may suffer significant losses.

Commodity securities. The Commodity Series concentrates its investments in the securities of companies in commodity-based industries. Under normal circumstances, the Commodity Series will invest at least 80% of its assets in securities of companies in commodity-based industries. The special risk associated with investing in commodity-based industries is that earnings and dividends are greatly affected by changes in the prices of, and in supply and demand for, certain commodities. Prices as well as supply and demand factors can fluctuate significantly over a short period of time due to such factors as: policies of commodity cartels; changes in international politics; the regulatory environment; governmental subsidy and tax policies; weather; and the economic growth and political stability of countries which produce or consume large amounts of various commodities.

Technology securities. The Technology Series concentrates its investments in the securities of companies in technology-based industries. Under normal circumstances, the Technology Series will invest at least 80% its assets in securities of companies in technology-based industries. Earnings prospects of these companies may be particularly uncertain or volatile for a variety of reasons. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. These companies may also have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Products and services they offer may not prove to be commercially successful or may be rendered obsolete by advances in science and technology. Prices of technology company stocks often change collectively without regard to the merits of individual companies. In addition, biotechnology companies may be subject to extensive regulatory requirements causing considerable expense and delay. These industries are also characterized by competition and rapid technological developments that may make a company’s products or services obsolete in a short period of time. Hence, such stocks may exhibit relatively high price volatility and involve a high degree of risk.

Life sciences securities. The Life Sciences Series concentrates its investments in the securities of companies involved in the life sciences industry. Under normal circumstances, the Life Sciences Series will invest at least 80% of its assets will be concentrated in securities of companies involved in the life sciences industry. Earnings prospects of these companies may be uncertain or volatile for a variety of reasons. For example, the life sciences industry is subject to substantial government regulation and, in some instances, funding or subsidies. Accordingly, changes in government policies or regulations could have a material effect on the demand and/or supply of products and services. Also, life sciences companies may be subject to extensive regulatory requirements that may cause considerable expense and delay. In addition, scientific and technological advances present the risk that products and services may be subject to rapid obsolescence. Moreover, there may be significant liability risks associated with medical or environmental products and services. Further, companies in this sector face the risks associated with developing and commercializing new products, including uncertainty in timing and the possibility of failure.

Financial services securities. The Financial Services Series concentrates its investments in the securities of companies in the financial services industry. Under normal circumstances at least 80% of the Series' assets will be invested in securities of companies in the financial services industry. Earnings prospects of these companies may be uncertain or volatile for a variety of reasons. These companies may be subject to uncertainties from changes in: interest rates; the rate of inflation; the quality of their loan or investment portfolios; government policies involving regulation or taxation; the ability or willingness of consumers, companies, and governments to repay loans; and the economic growth and political stability of outstanding debtor nations. Certain financial services companies may also have limited product lines, markets or financial resources, or they may be dependent upon a limited management group or be affected by severe price competition.

Tax-exempt securities. The New York Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax (åAMTæ), under normal circumstances. The Ohio Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including AMT, under normal circumstances. The Diversified Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal income tax, including AMT, under normal circumstances.

Each Tax Exempt Series will not invest more than 25% of its total assets in any industry. Governmental issuers of tax-exempt securities are not considered part of any åindustryæ. However, tax-exempt securities backed only by the assets and revenues of nongovernmental users may for this purpose (and for the diversification purposes discussed above) be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

Each of the Tax Exempt Series believes that in general the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the Series to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

It is nonetheless possible that a Tax Exempt Series may invest more than 25% of its assets in a broader segment of the market (but not in one industry) for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or transportation revenue obligations. This would be the case only if the Advisor determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of issuers (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all tax-exempt securities in such a market segment.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment in part upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction, a sufficient level of occupancy, sound management, adequate rent to cover operating expenses, changes in applicable laws and governmental regulations and social and economic trends.

Health care facilities include life care facilities, nursing homes and hospitals. Bonds to finance these facilities are issued by various authorities. The bonds are typically secured by the revenues of each facility and not by state or local government tax payments. The projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure future liabilities. Life care facilities and nursing homes may be affected by regulatory cost restrictions applied to health care delivery in general, restrictions imposed by medical insurance companies and competition from alternative health care or conventional housing facilities. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

In recent years, nationally recognized rating organizations have reduced their ratings of a substantial number of the obligations of issuers in the health care sector of the tax-exempt securities market. Reform of the health care system is a topic of increasing discussion in the United States, with proposals ranging from reform of the existing employer-based system of insurance to a single-payer, public program. Depending upon their terms, certain reform proposals could have an adverse impact on certain health care sector issuers of tax-exempt securities.

Risk Factors Relating to New York Tax Exempt Securities

The following information is a brief summary of certain factors affecting the economies of the State of New York. This information is derived from information that was published prior to the date of this SAI and does not purport to be a complete current description of such factors, nor does it represent a complete analysis of every factor affecting debt obligations of the State. The Fund has not independently verified any information contained in this section. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of the State of New York or other issuers of this State’s municipal securities. Any estimates referred to below assume that there will be no supplemental appropriations enacted during any special legislative sessions and that revenue collections are consistent with estimates. No assurance can be given regarding these matters. Estimates are based on information available at the time of the estimates. Such estimates are subject to revision as additional information becomes available. Also, estimates are subject to risks and uncertainties which may cause results to differ materially from those estimates set forth below. No assurance is given that actual results will not differ materially from the estimates provided below. In addition, the ratings of Moody's, S&P and Fitch, Inc. referred to below represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.

New York. New York State is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. The financial activities sector share of total wages is particularly large for the State relative to the nation. The State is likely to be more affected than the nation as a whole by any economic downturn that is concentrated in the services sector. Important industry sectors in the State include the following: services industries, manufacturing, trade, transportation and utilities, financial activities, agriculture and government.

The Executive Budget for 2005-06 presented a balanced General Fund Financial Plan that eliminated a projected budget gap of $4.2 billion. The Enacted Budget Financial Plan for 2005-06 is also balanced, the result of both new resources and the approval of roughly $3.3 billion of the $4.1 billion in Executive Budget gap-closing recommendations. Reserves have been increased to $1.5 billion. Since the Executive Budget, $1.4 billion in new resources have been identified to finance $1.4 billion in net additions. The budget gaps total $3.2 billion in 2006-07, an increase of $623 million from the Executive Budget, and $4.1 billion in 2007-08, an increase of $1.6 billion.

In summary, the 2005-2006 Enacted Budget authorized approximately $1.8 billion of the $2.8 billion in spending restraint proposed with the Executive Budget, including (a) roughly one-half of the $1.1 billion in proposed Medicaid provider and recipient cost containment and all $800 million in savings from financing certain Medicaid spending outside of the General Fund, (b) debt management initiatives to help reduce the growth in debt service costs ($150 million), and (c) mental hygiene savings ($250 million). Revenue actions net of tax cuts total $605 million, or $72 million above the $533 million proposed with the Executive Budget. Finally, $889 million in one-time actions are authorized in the budget, an increase of $33 million above the Executive proposal.

The Department of the Budget (DOB) issued a revised Financial Plan on January 17, 2006. The information that follows is extracted from that revised Plan and is subject to the risks discussed in the Financial Plan. DOB projects the State will end the 2005-06 fiscal year with a net $2 billion surplus in the General Fund, after paying certain Medicaid ($500 million) and mass transit ($45 million) expenses in 2005-06 rather than 2006-07, and making the maximum annual contribution of $73 million to the State’s Rainy Day Reserve. The continued strength in revenues from 2004-05 levels is mainly responsible for the net surplus. General Fund receipts, including transfers from other funds, are now projected at $47.9 billion. DOB has revised the revenue estimate upward based on revenue collections to date and the strength of key economic indicators, both of which have exceeded expectations.

General Fund disbursements, including transfers to other funds, are expected to total $47.2 billion in 2005-06, an increase of $337 million above the DOB’s mid-year forecast. The most substantive revisions are due to timing, with the higher spending from the acceleration of Medicaid and mass transit payments, offset in part by lower spending for labor settlements that were expected to occur in 2005-06 but are now budgeted for 2006-07.

The DOB has revised the gross General Fund receipts upward by $1.4 billion, a combination of $1.1 billion in tax receipts, $144 million in miscellaneous receipts including $130 million in unclaimed funds, offset by the payment of $552 million in additional tax refunds from a reserve set aside for that purpose. Business tax estimates have also been revised upward by nearly $500 million, and the personal income tax by nearly $400 million. Base growth, adjusted for law changes, in tax receipts for fiscal year 2005-06 is estimated at 11 percent, the second consecutive year of double-digit growth in base receipts.

General Fund receipts from April 1, 2005 through December 31, 2005 totaled nearly $33 billion, an increase of $2.4 billion from the same period in 2004. Receipts through December 2005 were also $336 million higher than the 2005- 2006 Enacted Budget projections. General Fund disbursements through December 31, 2005 were $31.8 billion, an increase of $1.7 billion from the same period in 2004. Disbursements through December 2005 were also $465 million below the 2005-2006 Enacted Budget forecast. The General Fund closing balance on December 31, 2005 was $3.5 billion, an increase of $801 million from the projection published in the 2005 - 2006 Enacted Budget.

New York State. The recession affected New York State more so than other states because of the additional pressure from 9/11. The state is now showing signs of improvement again, largely the result of the securities industry, which is often a driver of ups and downs in the economy. Personal income grew 6.0% in 2004 and is projected to grow 5.1% in 2005 and 5.6% in 2006. Total state employment rose 0.6% in 2004 and is estimated to grow 1.1% in 2005 and 0.7% in 2006. Historically, the state's unemployment rate has been higher than the national rate, but in July 2005, the state's unemployment rate was 5.5%, the same as the nation's rate. The state projects it unemployment rate will be 5.0% for 2005 and 5.2% for 2006.

Consistent with more moderate growth at the national level, the New York State economy is also expected to see continued, albeit slightly slower, growth in 2006 and beyond. For example, higher energy prices have begun to filter through the rest of the economy, effectively behaving as a åtaxæ on household spending and putting downward pressure on growth during the fourth quarter of 2005 and beyond. In addition, more subdued household sector spending will be a much weaker contributor to the State’s economic growth than it has been in recent years. Thus, going forward, the State expects to be entering a regime of slower growth than experienced in 2004 and 2005. The State’s Budget Division projects real GDP growth of 3.3 percent in 2006, following growth of 3.6 percent in 2005.

Rising interest rates and a weakening housing market are expected to have strong implications for the New York State economy as well. In addition, strong corporate profits growth nationwide has not only fueled demand within the State’s business services industries, but also spawned a build-up of cash reserves contributing to a wave of merger and acquisition activity that has spurred demand for finance industry services. Another attack targeted at New York City would once again disproportionately affect the State economy, resulting in lower income and employment growth than reflected in the current and previous forecasts.

Litigation. The State is a defendant in several court cases that could ultimately result in costs to the State Financial Plan. According to the State, the most significant is Campaign for Fiscal Equity v. State of New York, in which the State Court of Appeals directed the State to implement a remedy by July 30, 2004 that would guarantee that all children in New York City have the opportunity to receive a sound basic education (SBE). In August 2004, the State Supreme Court directed a panel of three Special Masters to report and make recommendations on the measures the State had taken to bring its school financing system into constitutional compliance with respect to New York City schools. The Special Masters submitted their report to the Court on November 30, 2004. The report recommended (a) an annual increase of $5.6 billion in education aid to New York City to be phased in over four years and (b) $9.2 billion for school construction and renovation to be phased in over five years. In February 2005, the State Supreme Court adopted the recommendations of the Special Masters, requiring the State to comply with those recommendations within 90 days. The State filed an appeal in April 2005 and the Appellate Court is expected to issue a ruling by June 2006.

Ratings. The State’s general obligations are currently rated as follows: Moody's - Aa3; S&P - AA; and Fitch - AA-.

New York City. In response to the City's fiscal crisis in 1975, the State took action to help the city return to fiscal stability. From 1975 until June 30, 1986, the city's financial condition was subject to oversight and review by the New York State Financial Control Board (FCB). To be eligible for guarantees and assistance, the city was required to submit to the FCB, at least 50 days before the beginning of each fiscal year, a financial plan for the city and certain agencies covering the four-year period beginning with the upcoming fiscal year. On June 30, 1986, some of the FCB's powers were suspended because the city had satisfied certain statutory conditions. The city, however, is still required to develop four-year financial plans each year and the FCB continues to have certain review powers. The FCB must reimpose its full powers if there is the occurrence or a substantial likelihood and imminence of the occurrence of any one of certain events including the existence of an operating deficit greater than $100 million, or failure by the city to pay principal of or interest on any of its notes or bonds when due or payable.

The city finished fiscal year 2005 with a $3.6 billion surplus. Consistent with prior years, the city will use a portion of the surplus to pre-pay fiscal year 2006 expenses. The city is required to have a balanced budget and has successfully been able to close these gaps in the past. The city continues to be challenged by union negotiations, high debt levels and a large social service burden.

New York City's fiscal 2006 budget, which was adopted on June 30, 2005, closed a gap originally estimated at $3.1 billion. The large gap resulted from the sunset of temporary revenue measures implemented in 2003, as well as growing spending requirements. The fiscal year 2006 budget relies on stronger-than-forecasted revenue growth, significant prepayments ($3.5 billion) from the fiscal 2005 surplus, and various spending-reduction measures. Year-to-date revenue performance continues to be stronger than plan projections, highlighting the conservative nature of the current revenue forecast and the city's improving economy. Growth in personal income tax and real estate related taxes contributed to most of the improvement. But spending pressures continue to be substantial. Much of the positive revenue results in 2005 were from sources that are considered nonrecurring in nature. The out-year budget gaps remain significant. After factoring in gap-closing measures included in the 2006 budget, gaps for fiscals 2007, 2008, and 2009 are projected to total a substantial $4.5 billion, $4.5 billion, and $3.9 billion, respectively. New York City has historically closed gaps through a balanced approach of broad spending reductions and revenue-enhancement measures, and has an established track record of success in this area.

Ratings. Moody's, S&P and Fitch currently rate the City's outstanding general obligation bonds A1, A+ and A+, respectively. In April 2005, Moody’s upgraded the City’s rating to A1 from A2, citing the city’s recovery from one of the most serious crises in decades. S&P upgraded the City’s rating to A+ from A in May 2005. Currently, Fitch has a stable outlook on the City.

Derivative Securities. Each Series may from time to time, in accordance with its respective investment policies, purchase certain "derivative" securities. Derivative securities are instruments that derive their value from the performance of underlying assets, interest rates, or indices, and include, but are not limited to, futures, options, swaps, index-linked notes, foreign currency exchange contracts, structured notes, and certain asset-backed and mortgage-backed securities.

Derivative securities present, to varying degrees, market risk that the performance of the underlying assets, interest rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest rates change adversely, the value of the derivative security will decline more than the assets, rates or indices on which it is based; liquidity risk that the Series will be unable to sell a derivative security when it wants to because of lack of market depth or market disruption; pricing risk that the value of a derivative security will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative securities are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

The Advisor will evaluate the risks presented by the derivative securities purchased by a Series, and will determine, in connection with its day-to-day management of the Series, how they will be used in furtherance of the Series’ investment objectives. It is possible, however, that the Advisor’s evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that a Series will, because of the risks discussed above, incur loss as a result of their investments in derivative securities. For more information about the Series’ use of derivatives, see åHedging (Derivative Transactions)æ below.

The High Yield Bond Series, Core Bond Series, and Core Plus Bond Series may invest in åindex total return swapsæ and/or åindex-linked notesæ to provide exposure to the high yield bond market. An index total return swap is a contract entered into by the Series and a counterparty whereby the Series agrees to deliver a particular income stream to the counterparty in exchange for a corresponding income stream that will replicate the performance of a benchmark of high yield bonds. Index-linked notes are securities issued by an entity (i.e. a U.S. Agency) whose coupon or principal repayment is dependent upon the total return of given fixed income index (e.g. the Lehman High Yield Index). It is anticipated that a portion of the assets of the Series will consistently be invested in one or both of the aforementioned derivatives.

In the case of the index-linked note, the Series is subject to the credit risk of the issuing entity. The Series is also subject to the risk that the swap, and to a lesser extent the index-linked note, is not liquid, and that interest payments from the counterparty and the coupon/principal repayments of the index linked note are subject to the performance of the underlying high yield benchmark.

Hybrid Instruments. The Core Bond Series and Core Plus Bond Series may invest in certain types of hybrid instruments, which are a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Series to the credit risk of the issuer of the hybrids.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A commodity-linked note pays a return linked to the performance of a commodity or basket of commodities over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity (or basket). Commodity linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates. The Series will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Series’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Swap Agreements. Each Series may invest in swap agreements. Swap agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

Swap agreements can be structured to increase or decrease a Series’ exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a Series’ exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a Series agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a Series’ exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a Series’ investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a Series, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a Series, a Series must be prepared to make such payments when they are due. In order to help minimize risks, a Series will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require a Series to earmark or segregate assets in the amount of the accrued amounts owed under the swap.

HEDGING (DERIVATIVE TRANSACTIONS)

All of a Series' policies regarding options, except those of the Financial Services Series, Core Bond Series, and Core Plus Bond Series, discussed below are fundamental, and may only be changed by a shareholder vote.

In General. Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series’ portfolios, that is, to reduce the overall level of risk that normally would be expected to be associated with their investments. Each Series may write covered call options on common stocks (fixed income securities in the case of the Global Fixed Income Series, High Yield Bond Series, Core Bond Series, and Core Plus Bond Series); may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

Options on Securities. As a means of protecting its assets against market declines, and in an attempt to earn additional income, each Series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

When a Series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a Series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a Series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option's exercise price. A Series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

A Series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation ("OCC"), which also serves as the clearing house for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a separate account) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash or other liquid securities in a separate account, and marked-to-market daily. A Series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Options written by a Series will have exercise prices which may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the market price of the underlying security at the time the options are written. However, a Series generally will not write so-called "deep-in-the-money" options.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

If a call option written by a Series expires unexercised, the Series will realize a gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option written by a Series is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

Call options may also be purchased by a Series, but only to terminate (entirely or in part) a Series' obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A Series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A Series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a Series has received a notice that the option is to be exercised.

The cost to a Series of such a closing transaction may be greater than the net premium received by a Series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a Series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

A Series may also write secured put options and enter into closing purchase transactions with respect to such options. A Series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will earmark or segregate cash or liquid assets equal to the amount of the Series' assets that could be required to consummate the put options. If the value of such assets declines, additional cash or assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Series.

A Series may write secured put options when the Advisor wishes to purchase the underlying security for a Series' portfolio at a price lower than the current market price of the security. In such event a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the income earned on the amount held in liquid assets plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and income earned on the amount held in liquid assets.

A Series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the "exercise price") at any time up to a specified future date (the "expiration date").

Purchase of a put option creates a "hedge" against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a Series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where the writer obtains greater current income at the risk of foregoing potential future gains, the purchaser of a put option is in effect foregoing current income in return for reducing the risk of potential future losses.

A Series may purchase put options as a means of "locking in" profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a Series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a Series, will be reduced by the amount of premium paid for the put option. At the same time, a Series will continue to own the security and, should the security decline in value below the exercise price of the put option, a Series may elect to exercise the option and "put" or sell the security to the party that sold the put option to that Series at the exercise price. In this case, a Series would have a higher return on the security than would have been possible if a put option had not been purchased.

Risks Factors and Certain Other Factors Relating to Options. Positions in options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a Series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same security, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a Series may not be able to close an option position, which will prevent that Series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a Series would be unable to use the cash or liquid assets held as security for the put option for other investment purposes until the exercise or expiration of the option.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or particular classes or series of contracts), in which event the secondary market on that exchange would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a Series and certain other accounts managed by the Advisor, may constitute such a group. If so, the options positions of the Series may be aggregated with those of other clients of the Advisor.

If a Series writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the Series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security ("in-the-money"). For an OTC option a Series writes, it will treat as illiquid (for purposes of the 10% net asset limitation on illiquid securities) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is "in-the-money". In accordance with the SEC’s current position, a Series will generally also treat as illiquid any OTC option held by it.

Although the OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised the OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

A Series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions which the Series may execute. Therefore, frequent writing and/or purchasing of options may increase the transaction costs borne by a Series.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts. Each Series may enter into stock index futures contracts to provide: (i) a hedge for a portion of the Series' portfolio; (ii) a cash management tool; (iii) as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Series may also use stock index futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of stock index futures contracts could be used to adjust the exposure or hedge a Series' portfolio, a Series may be able to do so more efficiently and at a lower cost through the use of stock index futures contracts.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The Series intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity.

The Series will not enter into a stock index futures contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. A Series will comply with guidelines established by the Securities and Exchange Commission with respect to the covering of obligations under future contracts and will earmark or segregate cash or liquid assets in the amount prescribed.

Unlike the purchase or sale of an equity security, no price is paid or received by a Series upon the purchase or sale of a stock index futures contract. Upon entering into a futures contract, a Series would be required to deposit into a separate account in the name of the futures broker an amount of cash or liquid securities known as "initial margin." This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the Series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called "variation margin", to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". For example, when the Series has purchased a stock index futures contract and the price of the underlying stock index has risen, that futures position will have increased in value and a Series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Series has purchased a stock index futures contract and the price of the stock index has declined, the position would be less valuable and a Series would be required to make a variation payment to the broker.

The loss from investing in futures transactions is potentially unlimited. To limit such risk, a Series will not enter into stock index futures contracts for speculation and will only enter into futures contracts which are traded on established futures markets. A Series may purchase or sell stock index futures contracts with respect to any stock index, but the Advisor anticipates that it will sell stock index futures contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the Series' portfolio securities.

Closing out an open stock index futures contract sale or purchase is effected by entering into an offsetting stock index futures contract purchase or sale, respectively, for the same aggregate amount of identical underlying with the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realize a gain; if it is more, the Series realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realize a gain; if it is less, the Series realize a loss. If the Series are not able to enter into offsetting transactions, a Series will continue to be required to maintain the margin deposits on the stock index futures contract.

A Series may elect to close out some or all of its futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. A Series may close its positions by taking opposite positions which would operate to terminate its position in the stock index futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the Series, and the Series would realize a loss or a gain.

Stock index futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although a Series intends to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist at any particular time. Accordingly, it might not be possible to close a stock index futures contract, and in the event of adverse price movements, a Series would continue to be required to make daily cash payments of variation margin. However, in the event stock index futures contracts have been used to hedge portfolio securities, the Series would continue to hold securities subject to the hedge until the stock index futures contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the stock index futures contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the futures contract and thus provide an offset to losses on a stock index futures contract.

There are several risks in connection with the use by a Series of stock index futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by entering into stock index futures contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the Series' portfolio securities sought to be hedged.

Successful use of stock index futures contracts by a Series for hedging purposes also depends on the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when a Series has sold futures to hedge its portfolio against a decline in the market, the index or indices on which the futures are written might advance and the value of securities held in the Series' portfolio might decline. If this were to occur, the Series would lose money on the futures and also would experience a decline in value in its portfolio securities. However, while this might occur to a certain degree, the Advisor believes that over time the value of the Series' portfolio will tend to move in the same direction as the securities underlying the futures, which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the Series would lose part or all of the benefit of increased value of those stocks that they had hedged, because they would have offsetting losses in their futures positions. In addition, in such situations, if a Series had insufficient cash, it might have to sell securities to meet its daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, a Series might have to sell securities at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the stock index futures contracts and the portion of the portfolio to be hedged, the price movements in the futures contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close stock index futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of stock index futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options on futures give the purchaser the right, in return for a premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the stock index futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash.

A Series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

Futures on Securities. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts by law are not permitted on municipal securities but are traded on government securities, broad-based indexes of securities, and certain corporate equity securities (single stock futures). By purchasing futures on securities, a Series will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the Series' futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Series to do so. However, the loss from investing in futures transactions is potentially unlimited. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each Series is authorized to enter into forward foreign currency exchange contracts. In addition, each Series is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. A Series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

First, when entering into a contract for the purchase or sale of a security in a foreign currency, a Series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as "transaction hedging".

Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as "position hedging". With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Each Series will earmark or segregate cash or liquid securities equal to the amount of that Series' assets that would be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be earmarked or segregated daily so that the value will equal the amount of such commitments by such Series.

Currency Futures Contracts and Options on Futures Contracts. Each Series is authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a futures contract (i.e., long) means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the Series or adversely affect the prices of securities which the Series intend to purchase at a later date. The loss from investing in futures transactions is potentially unlimited. To minimize this risk, such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. A Series will not enter into a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules will exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. A Series will comply with guidelines established by the SEC with respect to covering of obligations under future contracts and will earmark or segregate cash and/or liquid securities in the amount prescribed.

Although each Series intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the Series' portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Series realizes a gain; if it is more, a Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Series realizes a gain; if it is less, a Series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Series is not able to enter into an offsetting transaction, a Series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options is dependent on the existence of a liquid secondary market. It is not certain that a liquid market will exist for any particular futures contracts. See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by a Series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or by earmarking or segregating cash or liquid securities in an amount sufficient to fulfill the obligations undertaken by the futures contract. A put option sold by a Series is covered when, among other things, cash or liquid assets are earmarked or placed in a segregated account to fulfill the obligations undertaken.

Foreign Currency Options. Each Series, except for the Tax Exempt Series, is authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. A Series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a higher return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors that influence foreign exchange rates and investments generally.

Risks Associated with Hedging Strategies. There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to accurately predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Code, may restrict trading in forward currency contracts, options, futures contracts and futures options.

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Derivatives can also make a Series less liquid and harder to value, especially in declining markets.

OTHER INVESTMENT POLICIES

Repurchase Agreements. Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from various financial institutions such as a bank or broker-dealer (a "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series' custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

Investment Companies. Investment company securities are securities of other open-end or closed-end investment companies or unit investment trusts. The World Opportunities Series, High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series may invest in securities of open-end investment companies, including exchange-traded funds (åETFsæ) organized as open-end investment companies. None of the other Series will purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment). Each Series may invest in shares of closed-end investment companies traded on national exchanges to the extent permitted by applicable law. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Series’ total assets in any one investment company and no more than 10% in any combination of investment companies. A Series will not invest in investment companies in excess of these limits except to the extent permitted by any rule, regulation or order of the U.S. Securities and Exchange Commission (the "SEC"). A Series may invest in investment companies managed by the Advisor or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC. To the extent a Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses. The Series do not intend to invest in other investment companies unless, in the judgment of the Advisor, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries.

Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer's portfolio securities and are subject to limitations under the 1940 Act. A Series also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company.æ

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). Each Series may invest in securities of ETFs that are registered as UITs. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

The World Opportunities Series, High Yield Bond Series, Financial Services Series, Core Bond Series and Core Plus Bond Series may invest in iShares Funds, which are ETFs issued by iShares Trust and iShares, Inc. Pursuant to an exemptive order issued to iShares® and procedures adopted by the Fund’s Board of Directors, these Series may invest in an iShares® Fund beyond the limits set forth in section 12(d)(1) of the 1940 Act, subject to certain terms and conditions. iShares® is a registered trademark of Barclays Global Investors, N.A. (åBGIæ). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in a Series.

Securities Lending. The High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Series’ Board of Directors. These loans, if and when made, may not exceed 33 1/3% of a Series’ total assets taken at value (including the loan collateral). A Series will not lend portfolio securities to its investment advisor, or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Series. By lending its securities, a Series may increase its income by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

A Series may pay a part of the income earned to a third party (such as the Fund’s custodian) for acting as the Series' securities lending agent. A Series will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Series must be able to terminate the loan on demand; (iv) the Series must receive reasonable interest on the loan, in addition to payments reflecting the amount of any dividends, interest or other distributions on the loaned securities; (v) the Series may pay only reasonable fees in connection with the loan; and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Series must terminate the loan and regain the right to vote the securities. Loans may involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Series' ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays.

Short Sales. Each Series may, within limits, engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. Except for the Financial Services Series, Core Bond Series, and Core Plus Bond Series, no more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge. No Series currently intends to engage in short sales against the box. A short sale against the box may be a taxable transaction for a Series.

Forward Commitments or Purchases on a When-Issued Basis. Each Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account consisting of liquid assets in an amount at least equal to the purchase price.

Investment in Restricted Securities. Each Series may invest in "restricted securities" subject to the 10% net asset limitation regarding illiquid securities; however, the High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series are each subject to a 15% net asset limitation. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The SEC adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers." The result has been the development of a more liquid and efficient institutional resale market for restricted securities. The Advisor, pursuant to policies determined by the Fund's Board of Directors and subject to their oversight, may determine that Rule 144A securities are liquid.

Diversification. The Commodity Series, Technology Series, High Yield Bond Series, Life Sciences Series, Global Fixed Income Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series are non-diversified, as defined in the 1940 Act, which means that a relatively high percentage of assets of each Series may be invested in the obligations of a limited number of issuers. The value of shares of these Series may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. These Series intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Series be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

Investment Restrictions

Each Series has adopted certain restrictions set forth below as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Series’ outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The following restrictions apply to all the Series with the exception of the High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series:

1. None of the Series may borrow money, except from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets, and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding;

2. With respect to 75% of its total assets, the Small Cap Series, International Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, and Diversified Tax Exempt Series may not invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or its instrumentalities). None of the Series may purchase more than 10% of the outstanding voting securities of any one issuer;

3. The Small Cap Series, International Series, Global Fixed Income Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, and Diversified Tax Exempt Series may not invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. government securities);

4. None of the Series may invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days;

5. Each Series may purchase shares of closed-end (and the World Opportunities may also purchase shares of open-end) investment companies that are traded on national exchanges to the extent permitted by applicable law.

6. None of the Series may make loans, except that each may invest in debt securities and repurchase agreements;

7. None of the Series may purchase securities on margin (but a Series may obtain such short-term credits as may be necessary for the clearance of transactions);

8. None of the Series may make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless no more than 25% of a Series' net assets (taken at a current value) are held as collateral for such sales at any one time;

9. None of the Series may issue senior securities or pledge its assets, except that each Series may invest in futures contracts and related options;

10. None of the Series may buy or sell commodities or commodity contracts (the Small Cap, Commodity, Technology, International, Life Sciences, Global Fixed Income, and World Opportunities Series expressly provide that forward foreign currency contracts are not considered commodities or commodity contracts for purposes of this restriction) or real estate or interest in real estate, although each Series may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

11. None of the Series may act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

12. None of the Series may make investments for the purpose of exercising control or management;

13. None of the Series may participate on a joint or joint and several basis in any trading account in securities;

14. None of the Series may invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

15. None of the Series may purchase foreign securities if as a result of the purchase of such securities more than 10% of a Series' assets (25% in the case of the Life Sciences Series and 100% in the case of the International, Global Fixed Income, World Opportunities and Commodity Series) would be invested in foreign securities provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market;

16. None of the Series (except for the Global Fixed Income Series, New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series) may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

In addition to the foregoing:

17. Under the Investment Company Act of 1940 and the rules and regulations thereunder, each Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Series. A Series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. None of the Series, except the World Opportunities Series, will purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

18. The Series’ investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

19. The Series will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities.

20. The Series will not purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the Series’ assets would be invested in securities of such companies.

In addition, the following apply to the Commodity, Technology and Life Sciences Series, respectively.

21. The Commodity Series may not purchase any securities that would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, (ii) repurchase agreements involving such securities, and (iii) investments in securities of companies in commodity-based industries.

22. The Technology Series may not purchase any securities that would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, (ii) repurchase agreements involving such securities, and (iii) investments in the securities of companies in technology-based industries.

23. The Life Sciences Series may not purchase any securities that would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, (ii) repurchase agreements involving such securities, and (iii) investments in the securities of companies involved in the life sciences industry.

In addition, the Commodity Series is subject to the following investment limitation which is not fundamental: The Public Utility Holding Company Act of 1935 (åPUHCAæ) places certain restrictions on affiliates of public utility companies as defined in PUHCA. The Commodity Series will not acquire 5% or more of the outstanding voting securities of a public utility in order to avoid imposition of these restrictions.

Except for the limitation on borrowings, all of the above percentage limitations are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The High Yield Bond Series may not:

1. Purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) obligations of state or municipal governments and their political subdivisions.

2. Borrow, except that the Series may (a) borrow from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) to the extent consistent with the Series' investment objective and policies, enter into reverse repurchase agreements, forward roll transactions and similar investment techniques and strategies. To the extent it engages in transactions described in (a) and (b), the Series will be limited so that no more than 33 1/3% of its total assets (including the amount borrowed), less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Make loans, except that the Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

4. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Series may (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security.

The following non-fundamental policies apply to the High Yield Bond Series. These non-fundamental policies may be changed by the Board of Directors without shareholder approval.

The High Yield Bond Series may not:

1. Invest in companies for the purpose of exercising control.

2. Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

3. `Invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants which are not listed on the New York or American Stock Exchange.

4. Sell securities short unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount of, the securities sold short (short sale against the box), and unless no more than 25% of the series’ net assets (taken at a current value) are held as collateral for such sales at any one time.

5. Purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

In addition:

Under the Investment Company Act of 1940 and the rules and regulations thereunder, the High Yield Bond Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Series. The Series’ purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

The High Yield Bond Series’ investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following limitations: (1) with respect to the Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) the Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by the Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of the Series and the option is used by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

Except or as may be specifically provided to the contrary, each of the above percentage limitations are applicable at the time of a purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The Financial Services Series, Core Bond Series, and Core Plus Bond Series may not:

1. Purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) obligations of state or municipal governments and their political subdivisions. The foregoing policy applies to the Financial Services Series, except that this Series has adopted a fundamental policy to concentrate its investments in securities issued by companies primarily engaged in the financial services industry.

2. Borrow, except that each Series may (a) borrow from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) to the extent consistent with the Series' investment objective and policies, enter into reverse repurchase agreements, forward roll transactions and similar investment techniques and strategies. To the extent it engages in transactions described in (a) and (b), the Series will be limited so that no more than 33 1/3% of its total assets (including the amount borrowed), less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Make loans, except that each Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

4. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, each Series may (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security.

The following non-fundamental policies apply to the Financial Services Series, Core Bond Series, and Core Plus Bond Series. These non-fundamental policies may be changed by the Board of Directors without shareholder approval.

The Series may not:

1. Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

2. Purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

In addition:

Under the Investment Company Act of 1940 and the rules and regulations thereunder, a Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Series. A Series’ purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

Except or as may be specifically provided to the contrary, each of the above percentage limitations are applicable at the time of a purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

Portfolio Turnover

An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Each Series, except for the Core Bond and Core Plus Bond Series, expects that its long-term average turnover rate will be less than 100%. However, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence.

Disclosure of Portfolio Holdings

The Fund’s Board of Directors has approved a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Series.

Disclosure of the Series’ complete portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 31, and December 31) in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report filed with the SEC on Form N-Q. Each Series’ Annual and Semi-Annual Reports are distributed to shareholders and the most recent Reports are available on the Fund’s website (see address below). The Series’ holdings report on Form N-Q are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website at www.manningnapieradvisors.com/www/exeter_fund.asp. This information is provided with a lag of at least eight days. The information provided will include the following for each security in the portfolio: security name, CUSIP or Sedol symbol, ticker (for equities only), country, number of shares or units held (for equities), par value (for bonds), and market value as of the date of the portfolio. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). This information is publicly available to all categories of persons.

The Fund provides portfolio holdings and information derived from the portfolio holdings to rating and ranking organizations such as Lipper and Morningstar, Inc. in connection with rating the Series and mutual fund database services such as Thomson Financial Research in connection with their collection of fund data for their subscribers. The Fund will only disclose such information as of the end of the most recent calendar month, and this information will be provided to these organizations no sooner than the next day after it is posted on the Fund’s website, unless the conditions described below relating to the disclosure of ånon-publicæ portfolio holdings information are satisfied. The Fund believes that these organizations have legitimate objectives in requesting such portfolio holdings information.

The Fund’s policies and procedures provide that the Fund’s chief compliance officer (or her designee) (åCCOæ) may authorize disclosure of ånon-publicæ portfolio holdings information to rating and ranking organizations, mutual fund databases and other organizations at differing times and/or with different lag times than those described above. Prior to making any disclosure of ånon-publicæ portfolio holdings information to a third party, the CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund’s shareholders and that conflicts between the interests of the Fund’s shareholders and those of the Fund’s Advisor, principal underwriter, or any affiliated person of the Fund are addressed. The Fund requires any third party receiving ånon-publicæ portfolio holdings information to enter into a confidentiality agreement with the Fund which provides, among other things, that ånon-publicæ portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the ånon-public informationæ and will use such information solely to analyze and rank a Series, or to perform due diligence and asset allocation, depending on the recipient of the information. The Board of Directors will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable.

The Fund does not receive any compensation or other consideration for disclosure of portfolio holdings information.

In addition, the Fund’s service providers, such as the Advisor, Distributor, BISYS, and the Custodian, may receive daily portfolio holdings information in connection with their services to the Fund. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Fund or by the nature of its relationship with the Fund.

The Fund

The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Board of Directors may, at its own discretion, create additional Series of shares, each of which would have separate assets and liabilities.

Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Series' Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. As a result of each class' differing Rule 12b-1 distribution and shareholder services plan, shares of different classes of the same Series may have different net asset values per share.

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption and liquidations. The Fund's shareholders will vote in the aggregate and not by Series or Class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

Shares of the Fund may not be available for purchase in every state. If a Series is not registered in a state, investments will not be accepted for the Series from shareholders in that state, and requests to exchange from another Series into that Series also will not be accepted. Please contact the Fund at 1-800-466-3863 for information about state availability.

Management

The overall business and affairs of the Fund are managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, custodian and distributor. In carrying out their duties, the Directors follow the provisions of the General Laws of the State of Maryland governing corporations. The day-to-day operations of the Fund are delegated to the Fund's officers and to the Advisor. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.

The following chart shows certain information about the Fund’s officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

Interested Director and Officer

Name:	B. Reuben Auspitz*
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	59
Current Position(s) Held with Fund:	Principal Executive Officer, President, Chairman and Director
Term of Office & Length of Time Served:	Indefinite - Director since 1984. Principal Executive Officer since 2002, President since 2004[1], Vice President 1984 - 2003
Principal Occupation(s) During Past 5 Years:
Executive Vice President; Co-Executive Director: Executive Group Member**; Chief Compliance Officer since 2004 - Manning & Napier Advisors, Inc. President; Director - Manning & Napier Investor Services, Inc.

Holds or has held one or more of the following titles for various subsidiaries and affiliates: President, Vice President, Director, Chairman, Treasurer, Chief Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:	21
Other Directorships Held Outside Fund Complex:	N/A

Independent Directors

Name:	Martin F. Birmingham
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	84
Current Position(s) Held with Fund:	Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years:	Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex:	21
Other Directorships Held Outside Fund Complex:	N/A

Name:	Harris H. Rusitzky
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	71
Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years:	President - The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex:	21
Other Directorships Held Outside Fund Complex:	N/A

Name:	Peter L. Faber
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	68
Current Position(s) Held with Fund:	Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years:	Partner - McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex:	21
Other Directorships Held Outside Fund Complex:	Partnership for New York City, Inc. New York Collegium

Name:	Stephen B. Ashley
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	66
Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years:	Chairman, Director, President & Chief Executive Officer - The Ashley Group (property management and investment) Director & Chairman (non-executive), Fannie Mae
Number of Portfolios Overseen within Fund Complex:	21
Other Directorships Held Outside Fund Complex:	Genesee Corporation, The Ashley Group, Fannie Mae

Officers

Name:	Jeffrey S. Coons, Ph.D., CFA
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	42
Current Position(s) Held with Fund:	Vice President
Term of Office & Length of Time Served:	Since 2004[1]
Principal Occupation(s) During Past 5 Years:
Executive Group Member** since 2003 and Co-Director of Research since 2002 - Manning & Napier Advisors, Inc.
Managing Director - Risk Management,
Manning & Napier Advisors, Inc.,
1993 - 2002
Holds one or more of the following
Titles for various subsidiaries and
affiliates: President, Director,
Treasurer, or Senior Trust Officer

Name:	Christine Glavin
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	39
Current Position(s) Held with Fund:	Principal Financial Officer, Chief Financial Officer
Term of Office & Length of Time Served:	Principal Financial Officer since 2002; Chief Financial Officer since 2001[1]
Principal Occupation(s) During Past 5 Years:	Fund Accounting Manager, Manning & Napier Advisors, Inc.

Name:	Jodi L. Hedberg
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	38
Current Position(s) Held with Fund:	Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering (AML) Compliance Officer
Term of Office & Length of Time Served:	Corporate Secretary since 1997; Chief Compliance Officer since 2004[1]
Principal Occupation(s) During Past 5 Years:	Director of Compliance, Manning & Napier Advisors, Inc. & affiliates

Name:	Alaina V. Metz
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	39
Current Position(s) Held with Fund:	Special Assistant Secretary
Term of Office & Length of Time Served:	Since 2002[1]
Principal Occupation(s) During Past 5 Years:	Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing Company)

*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund’s investment advisor and distributor. Mr. Auspitz serves as Executive Vice President & Director, Manning & Napier Advisors, Inc. and President and Director, Manning & Napier Investor Services, Inc, the Fund's distributor.
** The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.
1The term of office for all officers is one year and until their respective successors are chosen and qualified.

Equity Ownership of Directors as of 12/31/05

Name of Director	Dollar Range of Equity Securities in the Series covered by this SAI	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Martin Birmingham	World Opportunities Series - Over $100,000	Over $100,000
Harris H. Rusitzky
Small Cap Series - between $50,001 and $100,000
Technology Series - between $50,001 and $100,000
International Series - Over $100,000
Life Sciences Series - Between $50,001 and $100,000 Over $100,00
World Opportunities Series - between $50,001 and $100,000
New York Tax Exempt Series - Over $100,000
Financial Services Series - between $10,001 and $50,000
Over $100,000
Peter L. Faber
Small Cap Series - Over $100,000
International Series - Over $100,000
Life Sciences Series - Over $100,000
World Opportunities Series - Over $100,000
New York Tax Exempt Series - Over $100,000
Technology Series - between $50,001 and $100,000
Financial Services Series - between $10,001 and $50,000
Over $100,000
Stephen B. Ashley	None	Over $100,000
Interested Director
Reuben Auspitz	None	Over $100,000

None of the Non-Interested Directors have any beneficial ownership interest in the Fund's Advisor, Manning & Napier Advisors, Inc., or its Distributor, Manning & Napier Investor Services, Inc.

There are two Committees of the Fund: the Audit Committee and the Governance and Nominating Committee.

The Audit Committee members are Harris H. Rusitzky and Stephen B. Ashley. The Audit Committee meets twice annually, and, if necessary more frequently. The Committee met twice during the last fiscal year. The Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Fund’s process for monitoring compliance with investment restrictions and applicable laws and regulations.

The Governance and Nominating Committee members are Stephen B. Ashley, Martin F. Birmingham, Peter L. Faber, and Harris H. Rusitzky. The Governance and Nominating Committee meets on an annual basis, and, if necessary more frequently. The Governance and Nominating Committee evaluates candidates’ qualifications for Board membership and the independence of such candidates from the investment adviser and other principal service providers for the Fund; makes recommendations to the full Board for nomination for membership on any committees of the Board; reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee; evaluates whether there is a need for additional committees of the Board; evaluates whether committees should be combined or reorganized; and reviews the performance of all Board members. The Governance and Nominating Committee’s procedures for the consideration of candidates for Board membership are attached as Appendix B. The Governance and Nominating Committee did not meet during the last fiscal year.

The interested directors and officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund's Chief Compliance Officer's salary is paid by the Fund.Each Non-Interested Director shall receive an annual fee of $5,000. Annual fees will be calculated quarterly. In addition to the annual fee, each Non-Interested Director shall receive $425 per Board Meeting attended for each active Series of the Fund, plus $500 per meeting fee for membership on each committee.

Compensation Table for Fiscal Year Ended December 31, 2005

Name	Position with Registrant	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex
Jodi Hedberg	Chief Compliance Officer	$76,000	N/A	N/A	$76,000
Martin Birmingham	Director	$32,525	N/A	N/A	$32,525
Harris H. Rusitzky	Director	$33,525	N/A	N/A	$33,525
Peter L. Faber	Director	$32,525	N/A	N/A	$32,525
Stephen B. Ashley	Director	$33,525	N/A	N/A	$33,525

As of March 31, 2006, the directors and officers of the Fund, as a group, owned less than 1% of the Fund.

Code of Ethics

The Fund, the Advisor, and the Fund’s principal underwriter have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. These Codes of Ethics apply to the personal investing activities of directors, officers and certain employees (åaccess personsæ). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under these Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Codes of Ethics is on file with the Securities and Exchange Commission, and is available to the public.

Proxy Voting Policy

The Board of Directors has delegated proxy voting responsibilities with respect to securities held by the Series to the Advisor, subject to the Board’s general oversight. The Advisor has adopted its own proxy voting policies and procedures for this purpose (the åProceduresæ), which are attached to this Statement of Additional Information as Appendix C. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

The Fund is required to disclose annually the Fund's complete proxy voting record on Form N-PX. The Fund's proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-466-3863 or by writing to the Fund at Exeter Fund, Inc., PO Box 805, Fairport, NY 14450. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

Record Owners

As of March 31, 2006, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the shares of a Series. Persons who owned of record or beneficially more than 25% of a Series' outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. The Fund believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

Core Bond Series - Record Owners

Name and Address	Percentage of Series
Jupiter & Co. c/o Investors Bank & Trust Co. PO Box 9130 FPG090 Attn Mutual Fund Processing Boston, MA 02117-9130	28.63%
Carey & Co. 7 Easton Oval Columbus, OH 43219	11.47%
Manning & Napier Advisors, Inc. FBO UA Local 73 Pension Fund 290 Woodcliff Drive Fairport, NY 14450	10.51%
Manning & Napier Advisors, Inc. FBO Liquor Salesmen’s Union 290 Woodcliff Drive Fairport, NY 14450	7.78%
Manning & Napier Advisors, Inc. FBO McKean County Employee Retirement Fund 290 Woodcliff Drive Fairport, NY 14450	6.59%
Manning & Napier Advisors, Inc. FBO Holzer Clinic Money Purchase Pension Plan 290 Woodcliff Drive Fairport, NY 14450	5.09%

Core Plus Bond Series - Record Owner

Name and Address	Percentage of Series
Jupiter & Co. c/o Investors Bank & Trust Co. PO Box 9130 FPG090 Attn Mutual Fund Processing Boston, MA 02117-9130	52.12%
Carey & Co. 7 Easton Oval Columbus, OH 43219	7.10%

B-

Diversified Tax Exempt Series - Record Owners

Name and Address	Percentage of Series
Jupiter & Co. c/o Investors Bank & Trust Co. PO Box 9130 FPG090 Attn Mutual Fund Processing Boston, MA 02117-9130	73.57%
Carey & Co. 7 Easton Oval Columbus, OH 43219	6.47%

Financial Services Series - Record Owners

Name and Address	Percentage of Series
Jupiter & Co. c/o Investors Bank & Trust Co. PO Box 9130 FPG090 Attn Mutual Fund Processing Boston, MA 02117-9130	40.46%
Carey & Co. 7 Easton Oval Columbus, OH 43219	6.03%

International Series - Record Owners

Name and Address	Percentage of Series
Jupiter & Co. c/o Investors Bank & Trust Co. PO Box 9130 FPG090 Attn Mutual Fund Processing Boston, MA 02117-9130	40.57%
Carey & Co. 7 Easton Oval Columbus, OH 43219	6.15%

Life Sciences Series - Record Owners

Name and Address	Percentage of Series
Jupiter & Co. c/o Investors Bank & Trust Co. PO Box 9130 FPG090 Attn Mutual Fund Processing Boston, MA 02117-9130	38.56%
Carey & Co. 7 Easton Oval Columbus, OH 43219	5.80%

New York Tax Exempt Series - Record Owner

Name and Address	Percentage of Series
Jupiter & Co. c/o Investors Bank & Trust Co. PO Box 9130 FPG090 Attn Mutual Fund Processing Boston, MA 02117-9130	51.05%

Ohio Tax Exempt Series - Record Owners

Name and Address	Percentage of Series
Jupiter & Co. c/o Investors Bank & Trust Co. PO Box 9130 FPG090 Attn Mutual Fund Processing Boston, MA 02117-9130	40.13%
Carey & Co. 7 Easton Oval Columbus, OH 43219	22.08%
Manning & Napier Advisors, Inc. FBO Franklin Eck 290 Woodcliff Drive Fairport, NY 14450	11.80%

Small Cap Series - Class A Shares - Record Owners

Name and Address	Percentage of Series
Jupiter & Co. c/o Investors Bank & Trust Co. PO Box 9130 FPG090 Attn Mutual Fund Processing Boston, MA 02117-9130	31.55%
Wendel & Co. c/o The Bank of New York Mutual Fund Reorg Dept - 6th floor PO Box 1066 New York NY 10268	8.57%
Charles Schwab & Co. Inc. Special Custody Account Benefit of our Customer 101 Montgomery Street San Francisco, CA 94104-4122	6.33%

Technology Series - Record Owners

Name and Address	Percentage of Series
Jupiter & Co. c/o Investors Bank & Trust Co. PO Box 9130 FPG090 Attn Mutual Fund Processing Boston, MA 02117-9130	40.88%
Carey & Co. 7 Easton Oval Columbus, OH 43219	6.03%

World Opportunities Series - Class A Shares - Record Owners

Name and Address	Percentage of Series
Jupiter & Co. c/o Investors Bank & Trust Co. PO Box 9130 FPG090 Attn Mutual Fund Processing Boston, MA 02117-9130	29.39%

The Advisor

Manning & Napier Advisors, Inc. (åMNAæ), acts as the Fund's investment advisor. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of MNA. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

The Fund pays the Advisor for the services performed a fee at the annual rate of 0.50% of the average daily net assets of the New York Tax Exempt Series, Ohio Tax Exempt Series, and Diversified Tax Exempt Series; 0.60% of the average daily net assets of the Core Bond Series; 0.70% of the average daily net assets of Core Plus Bond Series; and 1.00% of each other Series’ average daily net assets. The advisory fee charged by the Advisor to its investment advisory clients will not include or be based on assets of such clients held in shares of the Series. As described below, the Advisor is separately compensated for acting as transfer agent and accounting services agent for the Series.

Under the Investment Advisory Agreement (the "Agreement") between the Fund and the Advisor, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian, and accounting services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and directors.

Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that the total operating expenses for (i) each of the Tax Exempt Series do not exceed 0.85% of each Series' average daily net assets; (ii) the Core Bond Series does not exceed 0.80% of the Series’ average daily net assets (iii) the Core Plus Bond Series does not exceed 0.90% of the Series’ average daily net assets; and (iv) the Technology Series, High Yield Bond Series, and Financial Services Series do not exceed 1.20% of each Series' average daily net assets. This agreement will remain in effect until at least April 30, 2007 and may be extended. In addition, the Advisor will voluntarily waive fees and reimburse expenses during the current fiscal year in order to limit total operating expenses, exclusive of distribution and service fees, to 1.22% of the average daily net assets of the Small Cap Series, 1.30% of the average daily net assets of the International Series, 1.27% of the average daily net assets of the World Opportunities Series, 0.75% of the average daily net assets of the New York Tax Exempt Series, 0.78% of the average daily net assets of the Diversified Tax Exempt Series, and 1.18% of the average daily net assets of the Life Sciences Series. The Advisor may change or eliminate all or part of its voluntary waivers at any time.

For periods ended December 31 (unless otherwise indicated), the aggregate total of advisory fees paid by each Series to the Advisor were as follows:

	2003		2004		2005
Series	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Small Cap	$1,101,739	$8,276	$1,435,847	$15,262	$1,635,129	N/A
Technology	$27,400	$118,285	$288,037	$53,033	$876,530	$25,636
International	$968,108	$20,512	$1,419,043	N/A	$1,680,942	N/A
World Opportunities	$926,195	$11,990	$1,354,634	N/A	$1,720,127	N/A
New York Tax Exempt	$301,857	$453	$352,452	N/A	$396,864	N/A
Ohio Tax Exempt	$0	$57,680	$38,925	$25,378	$52,644	$23,322
Diversified Tax Exempt	$278,330	N/A	$381,896	N/A	$511,314	N/A
Global Fixed Income	$140,265(1)	N/A	N/A	N/A	N/A	N/A
Life Sciences	$1,331,824	$17,146	$1,658,874	$62,225	$1,964,680	N/A
High Yield Bond	$598,618(2)	$52,847(2)	$559,348(3)	$56,980(3)	N/A	N/A
Financial Services Series	N/A	N/A	N/A	N/A	$193,162(4)	$35,598(4)
Core Bond Series	N/A	N/A	N/A	N/A	$76,627(5)	$38,282(5)
Core Plus Bond Series	N/A	N/A	N/A	N/A	$835,800(5)	N/A(5)

(1) For the period January 1, 2003 to February 28, 2003 (Date of Complete Redemption).
(2) For the period March 3, 2003 (Commencement of Operations) to December 31, 2003.
(3) For the period January 1, 2004 to September 15, 2004 (Date of Complete Redemption).
(4) For the period July 1, 2005 (Commencement of Operations) to December 31, 2005.
(5) For the period April 21, 2005 (Commencement of Operations) to December 31, 2005.

The Agreement provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i) brokerage commissions; (ii) interest; (iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the Advisor made the decision or took the action which resulted in such claim the Advisor acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisers in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor's fee and are subject to readjustment during the year.

The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund's Articles of Incorporation.

On April 14, 2000 the Advisor became the Fund’s accounting services agent. Under a Master Services Agreement effective on that date through November 1, 2003, the Fund paid the Advisor a fee of 0.04% of each Series’ daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. For servicing the Small Cap Series, Technology Series, International Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Global Fixed Income Series, Life Sciences Series, and High Yield Bond Series in this capacity for the fiscal year ended December 31, 2003, the Fund paid the Advisor $536,465.
On April 30, 1993, the Advisor became the Fund’s Transfer Agent. Under an amendment to the Master Services Agreement effective March 26, 2001 through November 1, 2003, the Fund paid the Advisor a fee of $22,000 per Series plus an additional $12.50 per account for providing transfer agency services to the Class A shares of the Small Cap Series and the World Opportunities Series and to the Technology Series, International Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Global Fixed Income Series, Life Sciences Series, Commodity Series and High Yield Bond Series. Additional classes of shares within a Series will be subject to the same fees. In addition, the Fund paid an annual fee of $10 for certain types of retirement plans. For servicing the Small Cap Series, Technology Series, International Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Global Fixed Income Series, Life Sciences Series, and High Yield Bond Series in this capacity for the fiscal year ended December 31, 2003, the Advisor received $668,650 from the Fund.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor was amended. For fund accounting and transfer agent services for the year ended October 31, 2005, the Fund paid the Advisor an annual fee of 0.13% of the Fund’s net assets up to $900 million, 0.10% for the Fund’s net assets between $900 million and $1.5 billion, and 0.06% for net assets over $1.5 billion. Effective November 1, 2005, the fee rates were reduced as follows: 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% for the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% for the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and accounting-based fees and out-of-pocket expenses will be charged. For servicing the Small Cap Series, Technology Series, International Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Life Sciences Series, High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series in this capacity for the fiscal years ended December 31, 2004 and 2005, the Advisor received $1,374,556 and $1,401,029, respectively, from the Fund.

The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (åBISYSæ), under which BISYS serves as sub-transfer agent and sub-accounting services agent.

Shares of the Series may be used from time to time as an investment for clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. In connection with these services, the shares of a Series may be utilized as the principal investment medium or, for certain Series, may be used as a means of capturing an investment opportunity in a specific market or industry sectors. Once the Advisor determines that such an investment opportunity has been captured for its discretionary accounts, it generally will sell the shares of the relevant Series from such clients’ accounts. The Advisor will monitor the cash flows in and out of the Series resulting from any such activity in an effort to minimize any potential negative impact upon the performance of the Series.

Distribution of Fund Shares

Manning & Napier Investor Services, Inc. (the åDistributoræ) acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement dated May 11, 1999 (the åDistribution Agreementæ) which applies to each Class of shares.

The Distribution Agreement will remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by the vote of a majority of the Directors of the Fund who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor will not receive compensation for distribution of Class A shares of a Series. The Fund has adopted Plans of Distribution with respect to the Class B, C, D and E Shares (the åPlansæ), pursuant to Rule 12b-1 under the 1940 Act. Currently, only the Small Cap Series and the World Opportunities Series offer multiple classes pursuant to the Plans. The Advisor may impose separate requirements in connection with employee purchases of the Class A Shares of a Series.

The Plans

The Fund has adopted each Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of each Plan must be approved annually by a majority of the Directors of the Fund and by a majority of the Directors who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Directors").. Each Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. A Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the respective class of the Fund. All material amendments of a Plan will require approval by a majority of the Directors of the Fund and of the Qualified Directors.

The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries"). The Financial Intermediaries may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

The Distributor receives distribution and/or service fees, at the rates set forth below, for providing distribution and/or shareholder services to the Class B, C, D and E Shares. The Distributor expects to allocate most of its distribution fees and shareholder service fees to Financial Intermediaries that enter into shareholder servicing agreements ("Servicing Agreements") with the Distributor. The different Classes permit the Fund to allocate an appropriate amount of fees to a Financial Intermediary in accordance with the level of distribution and/or shareholder services it agrees to provide.

As compensation for providing distribution and shareholders services for the Class B Shares, the Distributor receives a distribution fee equal to 0.75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to 0.25% of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class C Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.75% of the Class C Shares' average daily net assets. As compensation for providing distribution and shareholders service for the Class D Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.50% of the Class D Shares' average daily net assets. The shareholder services component of the foregoing fees for Classes C and D is limited to 0.25% of the average daily net assets of the respective class. As compensation for providing distribution services for the Class E Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.25% of the average daily net assets of the Class E Shares. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion of the distribution fees may be retained as profit by the Distributor. The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Financial Intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

Class B, C, D and E shares were not offered prior to the end of the Series’ respective fiscal year ends, and therefore the Distributor received no compensation from the Series for such periods.

Custodian, Independent Registered Public Accounting Firm and Counsel

The custodian for the Fund is Mellon Trust of New England, N.A., 135 Santilli Highway, Everett, MA 02149, formerly known as Boston Safe Deposit and Trust Company. The custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Mellon Trust of New England may, at its own expense, employ one or more sub-custodians on behalf of the Fund, provided that Mellon Trust Company of New England shall remain liable for all its duties as custodian. The foreign sub-custodians will act as custodian for the foreign securities held by the fund.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110 is the Independent Registered Public Accounting Firm for the Series.
The Fund’s counsel is Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103.

Purchases and Redemptions

Check Acceptance Policy. The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks, or money orders.

Payment for shares redeemed. Payment for shares presented for redemption may be delayed more than seven days only for (1) any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit.

Other Information about Purchases and Redemptions. The Fund has authorized several brokers to accept purchase and redemption orders on its behalf, and these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the appropriate series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the New York Stock Exchange (åNYSEæ).

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

For the Series of the Fund that include equity securities, the Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series. A designated Research Team for each Series implements those policies and guidelines, as well as monitors the investment portfolio for the Series. Each Series’ Research Team works with the Advisor’s analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by at least one other member of the Series’ Research Team and one member of the Senior Research Group before implementation.

For the Series of Fund that invest solely in fixed income securities, the Series’ Research Team, led by Jack Bauer, constructs and monitors the Series’ portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following individuals serve on the Advisor’s Senior Research Group and/or the Research Teams of specific Series of the Fund, as noted. This information is as of December 31, 2005.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Exeter Fund Series
Christian A. Andreach, Senior Analyst	Member of Senior Research Group	Life Sciences Series - between $1 and $10,000 Financial Services Series - between $10,001 and $50,000	Between $100,001 and $500,000
Jack Bauer, Senior Analyst	Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Research Teams	None	None
Jeffrey S. Coons, Ph.D., CFA, Senior Analyst	Member of Senior Research Group	None	Between $100,001 and $500,000
Eric L. Daniels, Analyst	Member of Life Sciences Series Research Team	None	Between $1 and $10,000
Jeffrey W. Donlon, Senior Analyst	Member of Senior Research Group, Member of Technology Series Research Team	None	None
Brian P. Gambill, Senior Analyst	Member of Senior Research Group, Member of International Series and World Opportunities Series Research Teams	None	None
R. Keith Harwood, Fixed Income Analyst	Member of Core Bond Series, Core Plus Bond Series, and High Yield Bond Series Research Teams	None	None

Jeffrey A. Herrmann, Senior Analyst	Member of Senior Research Group, Member of International Series, Life Sciences Series and World Opportunities Series Research Teams	Life Sciences Series - between $10,001 and $50,000 Technology Series - between $1 and $10,000 Small Cap Series - between $1 and $10,000 World Opportunities Series - between $1 and $10,000	Between $500,001 and $1,000,000
Brian W. Lester, Analyst	Member of Life Sciences Series Research Team	None	None
Jason P. Lisiak, Analyst	Member of Small Cap Series Research Team	None	Between $1 and $10,000
Michael J. Magiera, Senior Analyst	Member of Senior Research Group, Member of Financial Services Series Research Team	Small Cap Series - between $10,001 and $50,000 Financial Services Series - between $1 and $10,000	Between $500,001 and $1,000,000
John D. Mitchell, Analyst	Member of Financial Services Series Research Team	None	Between $10,001 and $50,000
James Nawrocki, Senior Analyst	Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income, and High Yield Bond Series Research Teams	None	None
Ajay M. Sadarangani, Analyst	Member of Technology Series Research Team	None	Between $10,001 and $50,000
Walter B. Stackow, Analyst	Member of Small Cap Series Research Team	Small Cap Series - between $1 and $10,000	Between $10,001 and $50,000
Marc Tommasi, Senior Analyst	Member of Senior Research Group, Member of International Series, World Opportunities Series, and Global Fixed Income Series Research Teams	None	None
Virge J. Trotter, III, Senior Analyst	Member of Financial Service Series Research Team	None	None
Jeffrey M. Tyburski, Senior Analyst	Member of Small Cap Series Research Team	Small Cap Series - between $1 and $10,000	Between $1 and $10,000

Jay Welles, Analyst	Member of Technology Series Research Team	None	None

Compensation. Equity and fixed income analyst compensation is provided in two basic forms: base salary and bonus. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of Manning & Napier Advisors, Inc. clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Lehman Bros. Government/Credit Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in Manning & Napier Advisors, Inc. based upon a combination of performance and tenure. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. Manning & Napier Advisors, Inc. does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Exeter Fund that invest in equities are also responsible for managing all other similar portfolios for clients of the Advisor.

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s other accounts that invest in equities. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold equities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management that hold equities. None of the Advisor’s accounts are subject to a performance-based fee. This information is as of December 31, 2005.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Christian A. Andreach	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jeffrey S. Coons	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Eric L. Daniels	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jeffrey W. Donlon	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Brian P. Gambill	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jeffrey A. Herrmann	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Brian W. Lester	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jason P. Lisiak	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Michael J. Magiera	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
John D. Mitchell	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Ajay M. Sadarangani	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Walter B. Stackow	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Marc Tommasi	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Virge J. Trotter, III	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jeffrey M. Tyburski	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jay Welles	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858

*At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. None of the Advisor’s accounts are subject to a performance-based fee. This information is as of December 31, 2005.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	9	$1,231,076,329	9	$518,545,694	5,022	$8,012,183,280
R. Keith Harwood	9	$1,231,076,329	9	$518,545,694	5,022	$8,012,183,280
James Nawrocki	9	$1,231,076,329	9	$518,545,694	5,022	$8,012,183,280

*At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. Fixed income securities in the Core Bond Series and Core Plus Bond Series are also generally traded on a aggregate basis. In the event of a partially filled order, the Advisor uses a computer-generated randomizer to objectively assign the order of execution among accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

For the Tax Exempt Series, High Yield Bond Series, and Global Fixed Income Series, the trading function for the Series is separate from the trading function for other accounts. For these Series, the respective Series’ Research Team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Series’ portfolios for other accounts managed by the Advisor. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security.

Occasionally, such as when purchasing new bond issues, a member of the Research Team of the Core Bond Series or Core Plus Bond Series identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be different than that of the initial issue.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

Portfolio Transactions and Brokerage

The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either to the extent permitted by law. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefor.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Fund, may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

Brokerage Commissions paid in last three fiscal years. The following Series paid brokerge commissions during the past three fiscal years.

	2003	2004	2005
Small Cap Series	$309,424	$459,643	$554,882
Technology Series	$80,003	$165,817	$624,903
International Series	$360,655	$180,571	$339,147
World Opportunities Series	$218,334	$243,501	$358,240
Life Sciences Series	$585,258	$858,040	$832,076
Financial Services Series	N/A	N/A	$62,727

Directed Brokerage. For the fiscal year ended December 31, 2005, the following Series paid brokerage commissions to brokers because of research services provided as follows:

Series	Brokerage Commissions Directed in Connection with Research Services Provided	Aggregate Dollar Amount of Transactions for which Such Commissions Were Paid
Small Cap Series	$528,791	$198,359,266
Technology Series	$604,573	$227,150,549
International Series	$339,147	$117,715,525
World Opportunities Series	$358,240	$161,903,740
Life Sciences Series	$823,034	$396,894,817
Financial Services Series	$56,457	$48,813,429

There were no brokerage commissions paid to affiliates during the last three fiscal years.

Regular Broker-Dealers. The Fund's regular broker-dealers are (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Series shares. During the fiscal year ended December 31, 2005, the following Series purchased securities issued by the Fund's regular broker-dealers:

Series	Regular Broker-Dealer	Value of Portfolio Holdings as of 12/31/05 (000's omitted)
Financial Services Series	Citigroup,Inc.	$2,315
	Merrill Lynch & Co., Inc.	$1,558
	JP Morgan Chase & Co.	$1,476
	Morgan Stanley	$488
Core Bond Series	Citigroup,Inc.	$187
	Merrill Lynch & Co., Inc.	$186
	Lehman Brothers	$184
	The Goldman Sachs Group, Inc.	$183
Core Plus Bond Series	Citigroup,Inc.	$1,226
	Merrill Lynch & Co., Inc.	$1,217
	Lehman Brothers	$1,215
	The Goldman Sachs Group, Inc.	$1,212

Net Asset Value

The net asset value is determined on each day that the New York Stock Exchange is open for trading. In determining the net asset value of each Series’ shares, common stocks that are traded over the counter or listed on national securities exchanges other than the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the New York Stock Exchange (generally 4:00 p.m., Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. Unlisted securities that are not included in such NASDAQ National Market System are valued at the quoted bid prices in the over-the-counter market. All securities initially expressed in foreign currencies will be converted to U.S. dollars using current exchange rates. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available or for which the Advisor deems the market quotations to be unreliable are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund's portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund's Board of Directors.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series do not price their shares. As a result, the net asset value of a Series may change at a time when shareholders are not able to purchase or redeem shares.

If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value taking this trading or these events into account.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain tax considerations generally affecting a Series and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following discussion of certain federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is the policy of each of the Series to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Series expects to be relieved of federal income tax on investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to qualify as a regulated investment company each Series must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Series’ total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Series’ total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of any other regulated investment company) or the securities (other than the securities of other regulated investment companies) of two or more issuers that are engaged in the same, similar, or related trades or businesses if the Series owns at least 20% of the voting power of such issuer, or the securities of one or more qualified publicly traded partnerships. These requirements may restrict the degree to which the Series may engage in certain hedging transactions and may limit the range of the Series’ investments. If a Series qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Series distributes at least (a) 90% of its åinvestment company taxable incomeæ (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If for any taxable year, a Series does not qualify as a regulated investment company under Sub-chapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates without any deduction for distributions to shareholders and all such distributions will be taxable to shareholders as ordinary dividends to the extent of the Series’ current or accumulated earnings and profits. Such distributions will generally qualify for the corporate dividends-received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations.

If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior year), the Series will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Series generally intend to make sufficient distributions to avoid imposition of this tax.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the year in which they are declared for tax purposes.

Each of the Series receives income generally in the form of dividends and interest on such Series’ investments. This income, less expenses incurred in the operation of the Series, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Series receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Series’ shareholder to be qualified dividend income, the Series must meet the holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Series’ shares. It is not expected that the High Yield Bond Series, Global Fixed Income Series, the Tax Exempt Series, the Core Bond Series, or the Core Plus Bond Series will produce any qualified dividend income.

Any distribution by the Series may be taxable to shareholders regardless of whether it is received in cash or in additional shares. A Series may derive capital gains and losses in connection with sales or other dispositions of such Series’ portfolio securities. Distributions from net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gains regardless of how long the shares have been held. Currently the maximum tax rate on long-term capital gains is 15% (5% for individuals in lower tax brackets). Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains noted above will cease to apply to taxable years beginning after December 31, 2008. Certain distributions may qualify for a dividends received deduction for corporate shareholders, subject to holding period requirements and other limitations under the Code, if they are attributable to the qualifying dividend income a Series receives from a domestic corporation and are properly designated by that Series.

Shareholders who have not held a Series’ shares for a full year should be aware that a Series may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Series.

If a Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Series’ shares and result in higher reported capital gain or lower reported capital loss when those shares on which a distribution was received are sold.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Series by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution.

In certain cases, a Series will be required to withhold and remit to the U.S. Treasury 28% of any taxable dividends, capital gain distributions and redemption proceeds paid to a shareholder (1) who has failed to provide a correct and properly certified taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, (3) who has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) who has failed to certify that he or she is a U.S. person (including a U.S. resident alien). This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Dividends paid to nonresident alien individuals and foreign entities are potentially subject to different tax treatment, including a possible U.S. federal income tax, required to be withheld by the applicable Series, at a 30% rate (or a lower rate provided by an applicable income tax treaty). Certification of foreign status by such shareholders also will generally be required to avoid backup withholding on capital gain distributions and redemption proceeds. For taxable years of a Series beginning after December 31, 2004 and not beginning after December 31, 2007, interest-related dividends and short-term capital gain dividends, designated as such by the Fund, paid to nonresident alien individuals and foreign entities (subject to certain limitations) are not subject to the 30% (or lower treaty rate) withholding tax

A Series’ transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, foreign entities treated as investment companies, derivative securities and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Series, defer losses to the Series, cause adjustments in the holding periods of the Series’ assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Series’ income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Series will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Series.

Each of the High Yield Bond Series, Core Bond Series, and Core Plus Bond Series is expected to distribute primarily ordinary income dividends derived from interest earned on its investments in debt securities. The Series may also invest in certain derivative securities, including index-linked notes. Investment by these Series in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Series could be required to recognize annually a portion of the discount (or deemed discount) at which securities were issued and distribute such portion in order to maintain its qualification as a regulated investment company. In order to generate cash to satisfy the distribution requirements of the Code, the Series may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources.

Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year. However, information set forth in the Prospectuses and this Statement of Additional Information which relates to taxation is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund’s Series. No attempt has been made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Series are urged to consult their tax advisors with specific reference to their own tax situation.

Distributions by a Series to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Series, which may differ from the federal income tax consequences. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions, such exemption is available.

Dividends and interest received by a Series may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on each of the Series' securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Series' total assets at the close of its taxable year consists of securities of foreign corporations, the Series will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions' income taxes paid by the Series. Pursuant to the election, the Series will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Series makes the election, it will report annually to its shareholders the respective amounts per share of the Series' income from sources within, and taxes paid to, foreign countries and United States possessions.

Additional Tax Information Concerning the New York Tax Exempt, Ohio Tax Exempt and Diversified Tax Exempt Series -- The New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series (the "Tax Exempt Series") are designed to provide shareholders with current tax exempt interest income and are not intended to constitute a balanced investment program. Certain recipients of Social Security and railroad retirement benefits may be required to take into account income from the Tax Exempt Series in determining the taxability of their benefits. In addition, the Tax Exempt Series may not be an appropriate investment for shareholders that are "substantial users" or persons related to such users of facilities financed by private activity bonds or industrial revenue bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Shareholders should consult their tax advisers to determine the potential effect, if any, on their tax liability of investing in the Tax Exempt Series.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Tax Exempt Series' total assets consists of securities the interest on which is excludable from gross income, such Series may pay "exempt-interest dividends" to its shareholders. The policy of the Tax Exempt Series is to pay each year as dividends substantially all of its interest income, net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax Exempt Series, and designated by the Series as an exempt-interest dividend in a written notice mailed to shareholders within 60 days after the close of such Series' taxable year. However, aggregate exempt-interest dividends for the taxable year may not exceed the net interest from Municipal Securities and other securities exempt from the regular Federal income tax received by the Tax Exempt Series during the taxable year. The percentage of total dividends paid for any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax Exempt Series during such year, regardless of the period for which the shares were held.

Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax) for both individual and corporate shareholders. Second, all tax exempt interest dividends, regardless of when the bonds from which they are derived were issued or whether they were derived from private activity bonds, will be included in the corporation's "adjusted current earnings", as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during the taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income", which could include exempt-interest dividends.

Issuers of bonds purchased by the Tax Exempt Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with the covenants.

Under the Code, if a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

Although the Tax Exempt Series do not expect to earn any investment company taxable income (as defined by the Code), any income earned on taxable investments will be distributed and will be taxable to shareholders as ordinary income. In general, "investment company taxable income" comprises taxable net investment income plus the excess, if any, of and net short-term capital gains over net long-term capital losses. The Tax Exempt Series would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it is anticipated that no such tax will be paid by the Tax Exempt Series.

Although each Tax Exempt Series expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Tax Exempt Series may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Tax Exempt Series and their shareholders under such laws may differ from their treatment under Federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

If for any taxable year a Tax Exempt Series does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). Moreover, upon distribution to shareholders, the Tax Exempt Series' income, including Municipal Securities interest income, will be taxable to shareholders to the extent of such Series' current and/or accumulated earnings and profits.

B-

Financial Statements

Each Series' audited financial statements from the Series' annual reports for the fiscal year ended December 31, 2005 are hereby incorporated by reference into this Statement of Additional Information. These Reports may be obtained without charge by calling 1-800-466-3863. The financial statements with respect to the Series have been audited by PricewaterhouseCoopers LLP. Because the Commodity Series, Global Fixed Income Series, and High Yield Bond Series were not active during the 2005 fiscal year, no financial statements are included for these Series. A copy of the December 31, 2005 Annual Report(s) to Shareholders must accompany the delivery of this Statement of Additional of Information.

B-

Appendix A - Description of Bond Ratings1  The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund’s fiscal year-end.

Moody’s Investors Service, Inc. (åMoody’sæ) Short-Term Prime Rating System - Taxable Debt and Deposits Globally

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer’s branch is located are not incorporated into Moody’s short-term debt ratings.

If an issuer represents to Moody’s that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Moody’s Municipal and Corporate Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ågilt edge.æ Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody's may also assign conditional ratings to municipal bonds. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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Standard & Poor’s Municipal and Corporate Bond Ratings

Aaa: An obligation rated Aaa has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories. Standard & Poor's ratings may also be indicated by "NR". This designation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's may also assign conditional ratings to municipal bonds. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

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Appendix B - Procedures for the Nominating Committee’s Consideration of
Potential Nominees Submitted by Stockholders

A nominee for nomination as a Director submitted by a stockholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following qualifications have been met and procedures followed:

1.
A stockholder or group of stockholders (referred to in either case as a åNominating Stockholderæ) that, individually or as a group, has beneficially owned at least 5% of the Fund’s common stock for at least two years prior to the date the Nominating Stockholder submits a candidate for nomination as a Director may submit one candidate to the Committee for consideration at an annual meeting of stockholders.

2.
The Nominating Stockholder must submit any such recommendation (a åStockholder Recommendationæ) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

3.
The Stockholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than the date specified in a public notice by the Fund. Such public notice shall be made at least 30 calendar days prior to the deadline for submission of Stockholder Recommendations. Such public notice may be given in a stockholder report or other mailing to stockholders or by any other means deemed by the Committee or the Board of Directors to be reasonably calculated to inform stockholders.

4.
The Stockholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Stockholder (the åcandidateæ); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Stockholder or an Associated Person of the Nominating Stockholder (as defined below); (C) the class or Series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Stockholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the Investment Company Act of 1940, as amended (the å1940 Actæ) and the rules and regulations promulgated thereunder; (E) whether the Nominating Stockholder believes that the candidate is or will be an åinterested personæ of the Fund (as defined in the 1940 Act) and, if believed not to be an åinterested person,æ information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate’s knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background ; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors’ and officers’ questionnaire if elected; (iv) the Nominating Stockholder’s consent to be named as such by the Fund; (v) the class or Series and number of all shares of the Fund owned beneficially and of record by the Nominating Stockholder and any Associated Person of the Nominating Stockholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund’s record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Stockholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Stockholder. åAssociated Person of the Nominating Stockholderæ as used in this paragraph 4 means any person required to be identified pursuant to clause (vi) and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the Nominating Stockholder or (b) any person required to be identified pursuant to clause (vi).

5.
The Committee may require the Nominating Stockholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Stockholder to serve on the Board. If the Nominating Stockholder fails to provide such other information in writing within seven days of receipt of written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

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Appendix C - Manning & Napier Advisors, Inc. Proxy Policy and Procedures

BACKGROUND

Proxy policy has had a lengthy history in the investment world. The Department of Labor’s (åDOLæ) active voice in proxy policy began in 1988 with the Avon letter followed by the Proxy Project Report in 1989. Each notice by the DOL further defined and clarified the importance of exercising proxy votes in an active and diligent manner. Unless the plan documents explicitly reserve voting authority to the trustee, the investment manager has the authority — and the obligation — to vote as a fiduciary.

The Monks letter, issued by the DOL in January 1990, stated that the investment manager has a fiduciary obligation to match proxies received with holdings on a record date and to take reasonable steps to ensure that the proxies for which it is responsible are received. It further states that the named fiduciary who appointed the investment manager must periodically monitor the activities of the investment manager, which includes the monitoring of proxy procedures and proxy voting.

In 1994, the DOL issued Interpretive Bulletin #94-2, (the åBulletinæ), which summarizes the Department’s previous statements on the duties of ERISA fiduciaries to vote proxies relating to shares of corporate stock, and describes the Department’s view of the legal standards imposed by ERISA on the use of written statements of investment policy, including proxy voting. The Bulletin åreaffirms its longstanding position that plan officials are responsible for voting proxies, unless that responsibility has been delegated to an investment manager. In that case, plan officials should monitor the manager’s activities.æ

The Bulletin concludes, åwhere the authority to manage plan assets has been delegated to an investment manager, the general rule is that the investment manager has the sole authority to vote proxies relating to such plan assets. If the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility would lie with the trustee or with the named fiduciary who has reserved to itself (or another authorized fiduciary) the right to direct the plan trustee regarding the voting of proxies.æ The Bulletin notes that a reservation could be limited to the voting of only those proxies relating to specified assets or issues.

In 2003, the Securities and Exchange Commission (the åSECæ) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 to require registered investment advisors and registered mutual fund companies to provide disclosure on voting proxies. The amendments require notification to clients of the method to obtain proxy records and policy. The advisor is required to disclose voting records and make available policies and procedures reasonably designed to ensure that the advisor votes proxies in the best interests of their clients.

PROXY POLICY

In accordance with the guidelines of the U.S. Department of Labor and the U.S. Securities and Exchange Commission, it is Manning & Napier’s policy regarding proxies to:

1.	Discharge our duties prudently, in the interest of plans, plan fiduciaries, plan participants, beneficiaries, clients and shareholders (together åclientsæ).

2.	Act prudently in voting of proxies by considering those factors which would affect the value of client assets.

3.	Maintain accurate records as to voting of such proxies that will enable clients to periodically review voting procedures employed and actions taken in individual situations.

4.	Provide, upon request, a report of proxy activity for clients reflecting the activity of the portfolio requested.

5.	By following our procedures for reconciling proxies, take reasonable steps under the particular circumstances to ensure that proxies for which we are responsible are received by us.

6.	Make available, upon request, this policy to all plan fiduciaries, clients and shareholders.

7.	Comply with all current and future applicable laws, rules and regulations governing proxy voting.

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PROCEDURES

INTRODUCTION
åProxy Seasonæ is generally defined as February to June (although there are meetings held throughout the year, this is the peak period). During this time, Manning & Napier receives thousands of proxies and annual statements for processing. The purpose of this section of the booklet is to explain our process in accordance with SEC and DOL requirements. This booklet can be retained to satisfy the DOL requirement that fiduciaries monitor the voting procedures of the investment manager.

ARRIVAL OF THE PROXIES
The majority of proxy ballots are received electronically through a centralized system used by many custodians. This electronic link allows for daily notification, monitoring, efficient voting and record keeping of the Firm’s proxy voting activity.

However, some proxies are still received in paper form and are mailed to the Firm. When proxies are received from the Post Office, they are delivered to the Firm and provided to our Proxy Department.

FILE ORGANIZATION AND VOTING DIRECTION
When the proxies arrive, the Proxy Administrator logs the proxy into our centralized proxy management software, creates a file containing proxy materials and forwards to the Research Coordinator. The Research Coordinator logs the proxy receipt into a proxy database, inserts an analyst checklist, reviews issues and adds reference materials. The proxy is then forwarded to the appropriate analyst. The analyst reviews the materials, indicates a vote, approves by signature and returns the file to the Research Coordinator. The proxy database is logged as complete and the file is returned to the Proxy Administrator. If voting is contrary to the general recommendations of Manning & Napier’s Proxy Guidelines on any issue, the analyst must document why this vote is in the economic best interests of shareholders. Also, the rationale for votes on issues for which these guidelines do not make general recommendations must be documented. These votes and rationales are later reported upon request to fiduciaries, clients and shareholders in the Proxy Voting Report. The Proxy Administrator is responsible for maintaining the proxy files by security, by year and provides safekeeping of the documents. The Research Coordinator is responsible for documenting policies and voting decisions.

If the Firm and/or its affiliates own greater than a 5% position in a company, the proposed proxy vote should be approved by one of the Directors of Research.

If the Firm and/or its affiliates own greater than a 25% position in an iShares Exchange Traded Fund, we will vote the shares in the same proportion as the vote of all other holders of shares of such iShares fund.

Corporate Actions
The monitoring of corporate actions is done by the Corporate Actions Coordinator in Operations. The Firm subscribes to CCH Incorporated (Capital Changes Incorporated), an online Corporate Actions monitoring company. With this subscription, the Firm is able to check daily corporate actions for client holdings and retrieve historical data as well. The Corporate Actions Coordinator is also in contact with the Mutual Fund Accounting Department and the sub-transfer agent for the Exeter Fund, Inc., as they all share/verify information regarding corporate actions. Voluntary corporate actions are verified through Bloomberg and with the custodian. Verification of mandatory corporate actions is done monthly through our reconciling department.

CONFLICTS OF INTEREST
There are potential conflicts of interest that may arise in connection with the Firm or the Analyst responsible for voting a company’s proxy. Examples of potential conflicts may include the following: (1) the voting Analyst is aware that a client of the advisor or its affiliates is a public company whose shares are held in client portfolios; (2) the voting Analyst (or a member of their immediate family) of the advisor or its affiliates also has a personal interest in the outcome of a matter before shareholders of a particular security that they cover as an Analyst; (3) an employee (or a member of their immediate family) of the advisor or its affiliates is a Director or Officer of such security; (4) an employee (or a member of their immediate family) is a Director candidate on the proxy; or (5) the voting Analyst (or a member of their immediate family), the advisor or its affiliates have a business relationship with a participant in a proxy contest, corporate director or director candidates.

In recognizing the above potential conflicts, the following controls have been put in place: (1) a written confirmation provided to the Research Coordinator that no conflict of interest exists with respect to each proxy vote to be completed by the Analyst. If an Analyst indicates an affirmative response to any of the above conflicts identified such Analyst shall be immediately removed from the responsibility of voting such proxy; and (2) a Proxy Policy Committee has been created to resolve any apparent or potential conflicts of interest. The Proxy Policy Committee may utilize the following to assist in seeking resolution (including, without limitation, those instances when the Advisor potentially has an institutional conflict): (1) voting in accordance with the guidance of an independent consultant or outside counsel; (2) designation of a senior employee or committee member to vote that has neither a relationship with the company or knowledge of any relationship between the advisor or its affiliates with such company; (3) voting in proportion to other shareholders of the issuer; (4) voting in other ways that are consistent with the advisor and its affiliates obligation to vote in clients’ collective best interest.

PROXY RECONCILIATION
Manning & Napier has a customized computer program designed to produce a proxy reconciliation report which prints in detail all of the information necessary to match the proxies of a ballot to the holdings on the record date. After both electronic and paper ballots have been matched to the holdings on the record date, voted pursuant to the procedures, and returned to the company, a review of the proxy report will show any proxies not received. In the event a proxy is not received, a letter is sent to the custodian via fax or a phone call is made requesting that a proxy be issued and sent to the Proxy Administrator, or that they vote the shares pursuant to our instructions, confirming the same in writing.

In the event a proxy ballot is received by Manning & Napier for a security which we do not have investment discretion or proxy authority, a best effort will be made to redirect the proxy to the record owner.

OUTSIDE VENDOR
The Firm may outsource their proxy voting, including when the Firm has identified a conflict of interest, for certain products to Institutional Shareholder Services (åISSæ), which is a research firm that provides proxy voting assistance. A summary of the ISS proxy policy that is prepared by ISS has been attached to this policy addendum for reference purposes. If a client should be involved in a product that uses ISS as a vendor, the Firm will notify the client.

INQUIRIES
If you have any questions regarding our proxy voting procedures or if you would like to obtain a copy of our voting record for your holdings, please direct your written request to your Account Representative.

Guidelines

ANALYSTS’ GUIDELINES
The analysis of individual stock proxy issues is a component of equity research, and thus Manning & Napier has a fiduciary responsibility to vote proxies according to the economic best interests of our clients. The research analyst who recommended the stock or who is responsible for following stocks in a particular industry reviews voting direction on an individual basis. The analyst considers the specific investment strategy used to buy the stock, in conjunction with the guidelines outlined below. It is expected that the analyst will discharge his/her proxy duties prudently, solely in the best interest of our clients, and for the exclusive purpose of providing benefits to those clients.

The following serves as a guide to aid the analysts in voting proxies. This list is not exhaustive, and is subject to revision as new issues arise. Ultimately, it is up to the analyst to decide what is best in each individual situation, considering what best serves shareholders’ interests. The underlying principle is to protect the value of the security. Value is affected by proxy issues such as voting rights, limits on ownership, accountability of management and directors, etc. A secondary principle is that it is not up to us as fiduciaries to make a social stand on issues, unless they clearly affect the rights of shareholders and the value of the security.

CORPORATE GOVERNANCE/OTHER LOBBYIST COMMUNICATIONS
Periodically, the analysts may receive calls from lobbyists or solicitors trying to persuade us to vote a certain way on a proxy issue, or from other large stockholders trying to persuade us to join our vote with theirs to exercise control of the company. We will take their opinions into consideration, but our policy is simply to vote in accordance with what we feel is in the best interest of our clients and shareholders and which maximizes the value of their investment.

STANDARD DOMESTIC ISSUES
Election of Directors: Generally, if not contested, we will vote FOR the nominated directors. For each director, care must be taken to determine from the proxy statement each director’s: attendance at meetings, investment in the company, status inside and outside the company, governance profile, compensation, independence from management, and related/relevant parameters. If the director’s actions are questionable on any of these items, the analyst may WITHHOLD election for the director.

In a contested race, voting decisions should be based on the track record of both slates of candidates, an analysis of what each side is offering to shareholders, and a determination of the likelihood of each slate to fulfill promises. Candidate backgrounds and qualifications should be considered, along with benefit to shareholders of diversity on the board. If the proposed election of directors would change the number of directors, the change should not diminish the overall quality and independence of the board.

Because of the complexity and specific circumstances of issues concerning a contested race, these issues should be decided on a case-by-case basis.

Appointment of Auditors: A change of auditors that compromises the integrity of the independent audit process or a change of auditors due to the auditors’ refusal to approve a company’s financial statement should be voted AGAINST.

NON-STANDARD DOMESTIC ISSUES
Director/Management Accountability: As overseers of management for the shareholders, directors should be held accountable to shareholders. We therefore recommend a vote AGAINST any proposal which would limit director liability. Examples would include proposals to limit director liability or independence, or to unreasonably indemnify directors.

While it may be inevitable, especially in smaller companies, that the positions of Chairperson and Chief Executive Officer be combined in some cases, it generally increases management accountability to shareholders if the CEO is accountable to an independent Chairman. Therefore, we recommend a vote FOR proposals requiring that different persons serve as the Chairperson and Chief Executive Officer.

Similarly, where practical, any nominating, compensation, or audit committees should be independent of management. The purpose of these Committees is the implementation of Board oversight of management, and this purpose is best served if the majority of directors on such committees are independent directors. Therefore, we recommend a vote FOR requirements that these committees have a majority of independent directors.

Finally, outside director incentives work best when they are closely aligned with the interest of the shareholders (e.g., compensation in the form of reasonable stock grants) and are not at the discretion of management (e.g., revocable benefits). Based on these principles, votes on outside director compensation issues should be made on a case-by-case basis.

Terms of Directors: In order to hold directors accountable, they should be subject to frequent re-election - ideally, on an annual basis. Therefore, we recommend a vote AGAINST any proposal to extend the terms of directors and a vote FOR any proposal to shorten the term of directors in office. This is not to be construed as a limit on terms that can be served, but merely a preference to make directors stand for election regularly.

Staggered Boards: A staggered Board is one in which directors are divided into three (sometimes more) classes, with each serving three-year (sometimes more) terms, with each class re-election occurring in a different year. A non-staggered Board serves a one-year term and Directors stand for re-election each year.

Proposals to adopt a staggered board amendment to the charter or bylaws usually are accompanied by provisions designed to protect the staggered board. Such provisions may include: supermajority voting requirements if shareholders wish to increase the number of directors; provisions allowing shareholders to remove directors only for cause; provisions stipulating that any board vacancies occurring between elections be filled only by a vote of the remaining board members, not the shareholders; and lock-in provisions requiring a supermajority shareholder vote to alter the amendment itself. All of these provisions reduce director accountability and undermine the principle that directors should be up for re-election on a frequent basis. We, therefore, recommend a vote AGAINST such proposals.

Cumulative Voting: Cumulative voting permits proportional representation on the board of directors. Without it, a group with a simple majority could elect all directors. However, there are issues that arise depending on whether the board is staggered or non-staggered.

On a non-staggered board, cumulative voting exposes management to the disciplinary effects of the market for corporate control, which, in turn, encourages management to maximize share value. On a staggered board, cumulative voting can act as an anti-takeover defense and, as a result, could diminish the positive impact on management efficiency of the market for corporate control.

Due to the complexity of this issue, any vote cast regarding cumulative voting should be determined on a case-by-case basis after careful consideration by the analyst responsible for that security. The basic principle of protecting property value of the security should be the determining criteria.

Supermajority Voting Provisions: Many proxy proposals require only a majority vote from shareholders in order to be ratified. Supermajority provisions are those that require more than a majority, usually 67% to 80% of the outstanding shares. These proposals generally provide that such a supermajority provision cannot be changed without the vote of the same percentage of shares outstanding. These provisions are usually intended to prevent any takeover of the company and to insulate insiders from shareholder pressure. We recommend a vote AGAINST such a proposal. Exceptions would be in cases where there is an economic benefit to protecting the interests of minority shareholders.

Multiple Classes of Stocks: Multiple classes of stock, which would give more voting rights to one class of shareholders at the expense of another, would clearly affect the rights of all shareholders. We recommend a vote AGAINST any proposal which divides common equity into more than one class of stock or which limits the voting rights of certain shareholders of a single class of stock. The exception would only occur if a subsidiary of a company issued its own class of common stock, such as General Motor’s class E (for EDS) and H (for Hughes) stock.

Similarly, we recommend a vote AGAINST any proposal to give the board of directors broad powers with respect to establishing new classes of stock and determining voting, dividend, and other rights without shareholder review. An example would be requests to authorize åblank-checkæ preferred stock.

Poison Pills: Stock Purchase Rights Plans (åPoison Pillsæ) generally take the form of rights or warrants issued to shareholders that are triggered by an outsider acquiring a predetermined quantity of stock in the corporation. When triggered, Poison Pills give shareholders the ability to purchase shares from or sell shares back to the company or, in the case of a hostile acquisition, to the potential acquirer at a price far out of line with their fair market value. The triggering event can either transfer a huge amount of wealth out of the Target Company or dilute the equity holdings of the potential acquirer’s pre-existing shareholders. In both cases, the Poison Pill has the potential to act as a doomsday machine in the event of an unwanted control contest, providing a target’s board with veto power (all it has to do is refuse to redeem the pill) over takeover bids, even if they are in the best interest of target shareholders.

Rights plans are promoted by management as a method of ensuring that a firm’s potential acquirers do not give a two-tiered offer for a firm. This would have the effect of forcing a shareholder to tender his shares against his will. Although there may be some truth to this argument, the bottom line is that they permit some shareholders to obtain stock at a discount while preventing others from doing so. They can discourage outsiders from taking a position in the firm, because a certain level of ownership would result in lost property rights. Insiders want to protect their position and reduce the influence of outsiders. This type of proposal reduces director and management accountability to shareholders, and consequently, we recommend a vote AGAINST such proposals. Exceptions can be made in cases where takeover attempts are detrimental to the long-term economic best interests of the shareholders and/or if the poison pill may raise the takeover premium received by existing shareholders.

Special Meetings of Shareholders: Any proposal which would limit or restrict the ability of shareholders to call a special meeting, would limit their ability to exercise their rights as a shareholder. Since these proposals are contrary to shareholder interests, we recommend a vote AGAINST any proposal that would place such limits.

Stock Incentive Plans: Stock Incentive Plans usually permit a compensation committee to issue stock options to åkeyæ personnel. These plans usually specify the maximum number of shares to be issued but do not specify under what conditions they would be issued. This is not necessarily a problem, as we wish to leave most compensation issues to management (unless someone is grossly overpaid), and we want management and employees in general to own stock so that their interests will be more in line with shareholders. Consequently, we have to examine the incentive plan carefully to see if it is overly generous. If the shares proposed to be issued to management total 50% of the outstanding shares, then the value of our clients’ holdings have probably fallen 50%.

When deciding whether or not to vote for these plans, we consider whether there will be too much dilution. Increasing the number of shares outstanding by 5% each year for 10 years is clearly too much dilution. Second, we consider the market value at current prices and with a slight change in market value. If management has been doing a poor job, should an additional $100 million in compensation be paid if the stock goes up by 10%? Not likely. Finally, we are suspicious of any plan that entitles management to buy stock below market value. They will be compensated for doing nothing at all for shareholders. Any vote cast regarding Stock Incentive Plans should be determined on a case-by-case basis and must be justifiable by the analyst casting the vote.

This analysis should also apply to other forms of Executive Compensation plans. Any such programs should provide challenging performance objectives and serve to motivate executives, and should not be excessively generous or provide incentives without clear goals. With these considerations in mind, any vote on Executive Compensation should be determined on a case-by-case basis. As a general rule, we recommend votes FOR proposals to link compensation to specific performance criteria, and FOR proposals that increase the disclosure of management compensation, while we recommend votes AGAINST ågolden parachutesæ and similar proposals, unless the award protects the shareholders by only being granted when the shareholders have benefited along with the executives receiving the award.

Confidential Voting: Confidential voting is the best way to guarantee an independent vote. Shareholders must be able to vote all proxies on the merits of each proposal. Open voting alters the concept of free choice in corporate elections and proxy proposals by providing management the opportunity to influence the vote outcome — they can see who has voted for or against proposals before the final vote is taken and therefore management can pressure institutional shareholders, suppliers, customers, and other shareholders with which it maintains a business relationship. This process, which would give management the opportunity to coerce votes from its shareholders, destroys the concept of management accountability. Therefore, we recommend a vote FOR confidential voting.

Greenmail: Targeted share repurchases by management (Greenmail) of company stock from an individual or select group seeking control of the company is overly abusive to shareholders’ interests and often disruptive to management. Since only the hostile party receives payment, the practice is discriminatory to all other shareholders of the company. With Greenmail, management transfers significant sums of corporate cash (not their own) to one entity for the sole purpose of saving their positions — cash that could be put to use for reinvestment in the company, payment of dividends, or to fund a public share repurchase with shareholders participating on an equal basis.

By raising the specter of a change in control (whether he intended to follow through on it or not), the Greenmailer receives payment (usually at a substantial premium over the market value of his shares). Management is once again safe and sound (until the next Greenmailer appears), and the shareholders are left with an asset-depleted, often less competitive company. Unless there is a legitimate benefit to shareholders in general, or our clients in particular, such as staving off an economically harmful acquisition, we recommend a vote AGAINST Greenmail proposals.

Anti-Greenmail Proposals: Shareholder interests are best protected if they can vote on specific issues based on the individual merits of each, rather than make sweeping generalizations about certain types of proposals. Therefore, we recommend a vote AGAINST broad charters and bylaw amendments such as anti-greenmail proposals.

Increasing Authorized Common Stock: Requests to authorize increases in common stock can be expected from time-to-time, and when handled in a disciplined manner such requests can be for beneficial purposes such as stock splits, cost-effective means of raising capital, or reasonable incentive programs. However, increases in common stock can easily become dilutive, so by no means are they always in the best interests of shareholders. Purpose and scale are the determining factors with respect to increases in common stock, and based on these factors proposals to increase authorized common stock should be decided on a case-by-case basis.

Reincorporation: Reincorporation may be supported where satisfactory business reasons are specified and there is no overall and significant detrimental impact. Because of the issues involved, such determinations should be made on a case-by-case basis.

Insider Trading: We encourage companies to establish strict, zero tolerance policies with respect to illegal insider trading activity, and therefore would recommend a vote FOR proposals of such policies.

Approving Other Business: Management may on occasion seek broad authorization to approve business resolutions without shareholder consent. Management typically already has the authority needed to make routine business decisions, so shareholders should avoid granting blanket authority to management, which may reduce management accountability and/or shareholder rights. These proposals should be made on a case-by-case basis.

High-Performance Workplaces: Pursuant to a 1994 Department of Labor report entitled åRoad to High-Performance Workplaces,æ some corporations may propose policies with respect to aspects of high-performance workplaces, such as employee training, empowerment, or incentive programs. To the extent that such proposals can be seen to contribute to a company’s productivity and long-term financial performance we recommend a vote FOR high-performance workplace proposals.

Corporate Responsibility: Increasingly, issues of Corporate Responsibility are appearing on proxy ballots. Investors must recognize that such issues are often more than just social questions - the immediate cost of implementing a new program must be weighed against the longer-term costs of pursuing abusive or unsound policies. It must be remembered that with shareholder activism on the rise, companies that do not make an effort to be responsible corporate citizens may find their stocks out of favor. Also, there may be legal or regulatory costs to irresponsible practices, which represent undefined liabilities. Therefore, where the financial impact of the proposal is positive to neutral, we recommend a vote FOR proposals which lower the potential for boycotts, lawsuits, or regulatory penalties. Examples may include:

•	Resolutions to establish shareholder advisory committees
•	Corporate conduct and human rights policies
•	Adoption of the åMacBride Principlesæ of equal employment
•	Adoption of åCERES Principlesæ of environmental responsibility
•	Legal and regulatory compliance policies
•	Supplier standards
•	Fair Lending

Each of the above will have a specific set of circumstances in which the financial impact of adopting the resolution must be evaluated, and the analyst should vote according to the long-term economic interests of shareholders.

FOREIGN SECURITIES
THE ADVISOR WILL MAKE BEST EFFORTS TO OBTAIN AND VOTE FOREIGN PROXIES, AS LONG AS THE COST OF DOING SO DOES NOT OUTWEIGH THE BENEFIT OF VOTING. FOR EXAMPLE, THE ADVISOR MOST LIKELY WILL NOT TRAVEL TO FOREIGN COUNTRIES TO VOTE PROXIES. WHILE THE INTERNATIONAL PROXIES GENERALLY FOLLOW THE SAME GUIDELINES LISTED ABOVE, THERE ARE SEVERAL ISSUES WHICH ARE NOT NORMALLY A PART OF THE DOMESTIC PROXIES AND AS SUCH ARE ADDRESSED SEPARATELY BELOW:

STANDARD INTERNATIONAL ISSUES
Receiving Financials: We recommend voting FOR such routine, non-controversial items. Most companies around the world submit their financials to shareholders for approval, and this is one of the first items on most agendas. When evaluating a company’s financial statements, unless there are major concerns about the accuracy of the financial statements, we would vote FOR this item.

Accepting the acts or performance of the managing board, or supervisory board: We recommend voting FOR such items. The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a vote of confidence in the company’s management and policies. It does not necessarily eliminate the possibility of future shareholder action, but it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders’ plans to take legal action.

NON-STANDARD INTERNATIONAL ISSUES
Capital Increase per the following: 1. with rights, 2. without rights, 3. bonds with rights, 4. or, bonds without rights. In the majority of cases, we would vote FOR capital increases. There may be cases where the analyst deems the capital increase inappropriate and would then vote AGAINST such an item.

Companies can have one of two types of capital systems. The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this pre-approved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. When looking at such issues, we need to review the following: the history of issuance requests; the size of the request; and the purpose of the issuance associated with the increase in authorization.

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. If a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Unissued shares lapse after the fixed time period expires. This type of authority would be used to carry out general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, we need to look at the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the total potential dilution amount from all capital should be considered.

French Law requires that French companies ask for poison pills: As covered under the Domestic Non-Standard Poison Pill, we vote AGAINST poison pills. French antitakeover mechanisms include staggered boards, supervoting shares, poison pills, and special shares. The most common antitakeover maneuvers are voting rights restrictions and shares with double voting rights. In the case of recently privatized companies, the government may hold a golden share that entitles it to override certain key decisions.

Some companies propose to authorize the board to issue stock in the event of a takeover bid. Such an issuance is not designed to increase capital beyond the amount authorized by other resolutions, but is merely an alternative use for pools of capital already approved but unused. We oppose anti-takeover mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Some companies use restricted voting rights to protect themselves from takeovers. Companies can also implement time-phased double voting rights (usually granted after two to four years). This requires amending the articles and thus is subject to shareholder approval. Another popular defensive tool is a pact that gives a small group of shareholders preemptive rights over one another’s shares. The Advisor supports the harmonization of share classes and opposes mechanisms that skew voting rights.

An antitakeover device of concern to shareholders is the government’s ability to hold a golden share in newly privatized companies. Under the terms of most golden shares, the government reserves the right to appoint two non-voting representatives to the board and also has the right to oppose any sale of assets if it is determined to adversely affect national interest. This practice has become more controversial in the recent past since the European Commission determined that the use of golden shares may infringe on the free movement of capital and may only be used under certain circumstances.

ISS Proxy Voting Guidelines Summary

Following is a concise summary of ISS’s proxy voting policy guidelines.

Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
Tenure of the audit firm
Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
Length of the rotation period advocated in the proposal
Significant audit-related issues

B-

Board of Directors

Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
Insiders and affiliated outsiders on boards that are not at least majority independent
Directors who sit on more than six boards
Compensation Committee members if there is a disconnect between the CEO’s pay and performance

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)
Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Open Access (shareholder resolution)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.

Shareholder Rights

Shareholder Ability to Act by Written Consent
Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
Vote against proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company’s other governance provisions.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Capital Structure

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
It is intended for financing purposes with minimal or no dilution to current shareholders
It is not designed to preserve the voting power of an insider or significant shareholder

Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:
The plan expressly permits repricing without shareholder approval for listed companies; or
There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
Historic trading patterns
Rationale for the repricing
Value-for-value exchange
Option vesting
Term of the option
Exercise price
Participation

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
Purchase price is at least 85 percent of fair market value
Offering period is 27 months or less, and
Potential voting power dilution (VPD) is 10 percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation
Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards
Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:
FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

Recommendations for ERISA Plans

ERISA states that the named fiduciary has a duty to periodically monitor the activities of the investment manager; this includes proxy voting. ERISA further requires proper documentation of the proxy voting activities of the investment manager and of investment manager monitoring by the named fiduciary. To aid trustees in fulfilling these duties, Manning & Napier recommends the following:

1.
A review of your plan documents should be conducted to determine if voting authority has been delegated to the investment manager or retained by the trustee. If the document does not delegate authority, it is the Department of Labor’s view that the investment manager has the responsibility with respect to voting proxies, unless such responsibility is specifically and properly reserved to the trustee (Pension and Welfare Benefits Administration, U.S. Department of Labor, Proxy Project Report, March 2, 1989).

2.	If voting authority is delegated to Manning & Napier, we recommend that the Board adopt the proxy policy* outlined below.

If voting authority has been reserved to the Board, we recommend that the Board adopt its own proxy policy similar to that of Manning & Napier.

3.	We recommend that our Proxy Procedures be kept on file to document our compliance with the record keeping requirements.

In order to assist clients with the ERISA monitoring requirement, upon written request, we will provide a Proxy Report which will outline the securities voted, what the issues were, what actions were taken and, in the case of a vote against the recommendation of management, we will provide the analyst’s reason for that vote.

*PROXY POLICY

In accordance with the guidelines of the U.S. Department of Labor it is our policy regarding proxies to:

1.
Delegate the voting authority to the investment manager who will discharge its duties prudently, solely in the interest of the plan participants and beneficiaries and for the exclusive purpose of providing benefits to plan participants and their beneficiaries.

2.
Require that the investment manager maintain accurate records as to the voting of such proxies that will enable us to review periodically the voting procedures employed and the actions taken in individual situations.

1

PART C - OTHER INFORMATION
Item 23. Exhibits.

(a)
(1) Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(2) Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(3) Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(4) Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(5) Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(6) Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(7) Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(8) Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(9) Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).
(10) Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
(11) Articles of Amendment as filed with the State of Maryland on May 31, 2001(incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).
(12) Articles of Amendment as filed with the State of Maryland on June 14, 2002(incorporated by reference to Exhibit 99.A(12) to Post Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).
(13) Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).
(14) Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).
(15) Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).
(16) Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).
(17) Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(b) By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1) By-Laws as amended May 18, 2004 (incorporated by reference to Exhibit 99.b(1) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(c)
(1) Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(2) Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(3) Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(4) Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(5) Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(6) Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)
(7) Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(8) Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(9) Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(10) Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(11) Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(12) Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(13) Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(14) Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(15) Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).
 (16) Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).
(17) Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
(18) Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000(incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016.)
(19) Articles of Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)
(20) Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034.)

(d)
(1) Investment Advisory Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. (incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(a) Supplement to Schedule A of the Investment Advisory Agreement dated May 11, 1999 (incorporated by reference to Exhibit (5)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(b) Supplement to Schedule A of the Investment Advisory Agreement dated February 2, 2000 (incorporated by reference to Exhibit 99.D(1)B to Post-Effective No. 38 to the Registration Statement on Form N-1A filed on April 30, 2001 with Accession Number 0000751173-01-500020.)

(c) Supplement to Schedule A of the Investment Advisory Agreement dated November 16, 2001 (incorporated by reference to Exhibit 99.D(1)C to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014.)

(d) Supplement to Schedule A of the Investment Advisory Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.d1(d) to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049.)

(e) Supplement to Schedule A of the Investment Advisory Agreement dated November 21, 2002 (incorporated by reference to Exhibit 99.d1(e) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(f) Restated Schedule A of the Investment Advisory Agreement dated November 20, 2003 (incorporated by reference to Exhibit 99.d1(f) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(g) Restated Schedule A of the Investment Advisory Agreement dated May 18, 2004 (incorporated by reference to Exhibit 99.d1(g) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(h) Restated Schedule A of the Investment Advisory Agreement dated November 17, 2005 (incorporated by reference to Exhibit 99.d1(h) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).

(2) Investment Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Exeter Fund, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (a) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Strong Capital Management, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

  (b) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Loomis, Sayles & Company, L.P. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

  (c) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and State Street Global Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

  (d) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Scudder Kemper Investments, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(e) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Babson-Stewart Ivory International (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(f) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and DLJ Investment Management Corp. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(g) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and MFS Institutional Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(h) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Manning & Napier Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(3)

(a) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(b) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(c) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 11, 1999 for the Socially Responsible Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

(d) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 5, 2000 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

(e) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2001 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

(f) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2001 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

(g) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2001 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on February 28, 2002 with Accession Number 0000751173-02-000014.

(h) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2001 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on February 28, 2002 with Accession Number 0000751173-02-000014.

(i) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 9, 2002 for the All-Equity Series and World Opportunities Series II (incorporated by reference to Exhibit 99.d3(I)to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049.)

(j) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2003 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series (incorporated by reference to Exhibit 99.d3(j) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(k) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated March 10, 2003 for the High Yield Bond Series (incorporated by reference to Exhibit 99.d3(k) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(l) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 20, 2003 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series (incorporated by reference to Exhibit 99.d3(l) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 000075117304-000027.)

(m) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 20, 2003 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Technology, and High Yield Bond Series (incorporated by reference to Exhibit 99.d3(m) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(n) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 18, 2004 for the Core Bond, Core Plus Bond, and Financial Services Series (incorporated by reference to Exhibit 99.d3(n) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(o) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated August 20, 2004 for the Core Bond, Core Plus Bond, and Financial Services Series (incorporated by reference to Exhibit 99.d3(o) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(p) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 18, 2004 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series (incorporated by reference to Exhibit 99.d3(p) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(q) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 18, 2004 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Technology, and High Yield Bond Series (incorporated by reference to Exhibit 99.d3(q) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(r) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 17, 2005 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, and Equity Series (incorporated by reference to Exhibit 99.d3(r) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).

(s) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 17, 2005 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, and Financial Services Series (incorporated by reference to Exhibit 99.d3(s) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).

(t) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 17, 2005 for the Overseas Series (incorporated by reference to Exhibit 99.d3(t) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).

(4) Amended and Restated Expense Limitation Agreement dated May 9, 2002 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series (incorporated by reference to Exhibit 99.d4(I)to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049.)

(a) Amended and Restated Expense Limitation Agreement dated January 30, 2003 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, PureMark[sm]Series, Equity Series, and Overseas Series (incorporated by reference to Exhibit 99.d4(a) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(e)
 (1) Amended and Restated Distribution Agreement dated May 11, 1999 incorporated by reference to Exhibit (6)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(2) Form of Dealer Agreement (incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(3) Amended and Restated Distribution Agreement Schedule A dated November 20, 2000(incorporated by reference to Exhibit 99.e(3) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

  (a) Amended and Restated Distribution Agreement Schedule A dated November 16, 2001 (incorporated by reference to Exhibit 99.E(3)a to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28,2002 with Accession Number 0000751173-02-000014).

(4) Amended and Restated Distribution Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.e4 to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25,2002 with Accession Number 0000751173-02-000049).

(a) Amended and Restated Distribution Agreement Schedule A dated November 21, 2002 (incorporated by reference to Exhibit 99.e4(a) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(b) Amended and Restated Distribution Agreement Schedule A dated November 20, 2003 (incorporated by reference to Exhibit 99.e4(b) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(c) Amended and Restated Distribution Agreement Schedule A dated May 18, 2004 (incorporated by reference to Exhibit 99.e4(c) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(f) Not Applicable.

(g) Custodian Agreement is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050.

(h)
(1) Transfer Agent Agreement (incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

  (a) Supplement to Schedule A of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(b) Supplement to Schedule B of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(c) Supplement to Schedule A of the Transfer Agent Agreement dated November 20, 2000 (incorporated by reference to Exhibit 99.h(1)c to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(d) Supplement to Schedule B of the Transfer Agent Agreement dated November 20, 2000 (incorporated by reference to Exhibit 99.h(1)d to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(2) Master Services Agreement dated April 14, 2000 between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(a) Transfer Agent Services Appendix to the Master Services Agreement dated April 14, 2000(incorporated by reference to Exhibit 99.h(2)a to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(b) Amendment to the Master Services Agreement Schedule A, dated November 16, 2001 (incorporated by reference to Exhibit 99.h(2)b to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(c) Amendment No.2 to Master Services Agreement dated November 1, 2003 (incorporated by reference to Exhibit 99.h(2)c to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)
(i) Opinion of Morgan, Lewis & Bockius is filed herewith.

(j) Consent of Independent Auditors PricewaterhouseCoopers, LLP is filed herewith.

(k) Not Applicable.

(l) Investment letters (incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(m) Form of 12b-1 Plan is incorporated by reference to Exhibit (15) to Post Effective Amendment No.31 to the Registration Statement on Form N-1A filed on December 24, 1998 with Accession Number 0000751173-98-000065.

(1) Form of 12b-1 Plan with respect to Class B Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(1) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(a) Restated Appendix A of Form of Class B Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(1)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(2) Form of 12b-1 Plan with respect to Class C Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(2) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(a) Restated Appendix A of Form of Class C Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(2)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(3) Form of 12b-1 Plan with respect to Class D Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(3) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(a) Restated Appendix A of Form of Class D Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(3)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(4) Form of 12b-1 Plan with respect to Class E Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(4) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(a) Restated Appendix A of Form of Class E Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(4)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(n)
(1) Rule 18f-3 Plan (incorporated by reference to Exhibit 18, to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on October 22, 1997 with Accession Number 0001047469-97-001380).

(2) Amended Rule 18f-3 Plan (incorporated by reference to Exhibit (18)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(3) Rule 18f-3 Plan (incorporated by reference to Exhibit 99.n(3) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).
(o) Not Applicable

(p)	Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc., and Manning & Napier Investor Services, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(1) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. (incorporated by reference to Exhibit 99.p(1) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(2) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. (incorporated by reference to Exhibit 99.p(2) to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(3) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 13, 2002 (incorporated by reference to Exhibit 99.P(3) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(4) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated April 25, 2003 (incorporated by reference to Exhibit 99.P(4) to Post Effective Amendment No. 44 to the Registration Statement on Form N-1A filed on April 30, 2003 with Accession Number 0000751173-03-000046).

(5) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 18, 2003 (incorporated by reference to Exhibit 99.P(5) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(6) Code of Ethics For Principal Executive and Principal Financial Officers adopted by Exeter Fund, Inc. dated November 20, 2003 (incorporated by reference to Exhibit 99.P(6) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(7) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 12, 2003 (incorporated by reference to Exhibit 99.P(7) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(8) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated February 17, 2004 (incorporated by reference to Exhibit 99.P(8) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(9) Corrected Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated February 17, 2004 to include the Employee Personal Securities Transaction Policy as referenced in the Code (incorporated by reference to Exhibit 99. P(9) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 000075117304-000034.)

(10) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated September 30, 2004 (incorporated by reference to Exhibit 99. P(10) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(11) Code of Ethics For Principal Executive and Principal Financial Officers adopted by Exeter Fund, Inc. dated November 8, 2004 (incorporated by reference to Exhibit 99. P(11) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(12) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 3, 2004 (incorporated by reference to Exhibit 99. P(12) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on February 25, 2005 with Accession Number 0000751173-05-000015).

(13) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 1, 2005 (incorporated by reference to Exhibit 99.P(13) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).
(14) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated March 1, 2006 as filed herewith.

(q) Powers of Attorney dated November 21, 2002 for Martin F. Birmingham, Harris H. Rusitzky, Peter L. Faber, Stephen B. Ashley (incorporated by reference to Exhibit 99.q to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

Item 24.
Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.
Indemnification.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy St. Paul Mercury Insurance Company and Federal Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

Item 26.
Business and Other Connections of Investment Advisor.

Manning & Napier Advisors, Inc. is the investment advisor of the Small Cap Series, World Opportunities Series, Commodity Series, High Yield Bond Series, Technology Series, International Series, Global Fixed Income Series, Life Sciences Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Series, Pro-Blend Maximum Term Series, Equity Series, Overseas Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Tax Managed Series, Core Bond Series, Core Plus Bond Series, and Financial Services Series. Manning & Napier Advisors, Inc. was the investment advisor to the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, prior to their liquidation on February 24, 2000 and to the PureMark [R] Series prior to it's liquidation on April 25, 2003. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

Item 27.
Principal Underwriters.

(a) Not Applicable

(b) Manning & Napier Investor Services, Inc. is the Distributor for the Registrant's shares.

Name & Principal Business Address	Positions & Offices With Distributor	Positions & Offices With Registrant
B. Reuben Auspitz 290 Woodcliff Drive Fairport, NY 14450	President and Director	Director and President
Christopher Cummings 290 Woodcliff Drive Fairport, NY 14450	Director	N/A
Beth H. Galusha 290 Woodcliff Drive Fairport, NY 14450	Treasurer	N/A
Joelle Donahoe 290 Woodcliff Drive Fairport, NY 14450	Corporate Secretary	N/A
George Nobilski 290 Woodcliff Drive Fairport, NY 14450	Director	N/A
Paul Smith 290 Woodcliff Drive Fairport, NY 14450	Director	N/A
Amy J. Williams 290 Woodcliff Drive Fairport, NY 14450	Insurance Division Compliance Officer and Chief Compliance Officer	N/A
(c) The Distributor does not receive any commissions or other form of compensation for its distribution services to the Registrant.

Item 28.
Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant except for the records required by Rule 31a-1(b)(2)(a) and (b), which are in the possession of the Custodian.

Item 29.
Management Services.

Not Applicable.

Item 30.
Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 56 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 28th day of April, 2006.
Exeter Fund, Inc.
(Registrant)

By /s/ B. Reuben Auspitz
B. Reuben Auspitz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 56 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ B. Reuben Auspitz B. Reuben Auspitz	President, Principal Executive Officer, Director	April 28, 2006
/s/ Jeffrey S. Coons Jeffrey S. Coons	Vice President	April 28, 2006
/s/ Martin F. Birmingham (Christine Glavin) Martin F. Birmingham*	Director	April 28, 2006
/s/ Harris H. Rusitzky (Christine Glavin) Harris H. Rusitzky*	Director	April 28, 2006
/s/ Peter L. Faber (Christine Glavin) Peter L. Faber*	Director	April 28, 2006
/s/ Stephen B. Ashley (Christine Glavin) Stephen B. Ashley*	Director	April 28, 2006
/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	April 28, 2006

*By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated November 21, 2002. See File Number 002-92633, filed on February 28, 2003. Incorporated by reference.

EXHIBIT INDEX

EX-99.I Opinion of Morgan, Lewis & Bockius LLP.

EX-99.J Consent of PricewaterhouseCoopers, LLP.
EX-99.P(14) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated March 1, 2006.
Cover Cover letter from Morgan, Lewis & Bockius LLP.